UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 937-6739

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

November 30, 2012

Schedules of Investments

November 30, 2012

(unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.6%

CONSUMER DISCRETIONARY — 16.3%

Automobiles — 0.1%
34,400	Harley-Davidson Inc.	$1,615,424

Distributors — 0.1%
83,600	LKQ Corp.*	1,832,512

Hotels, Restaurants & Leisure — 1.7%
28,300	Dunkin’ Brands Group Inc.	900,506
114,720	Las Vegas Sands Corp.	5,351,688
344,931	Starbucks Corp.	17,891,571
27,100	Starwood Hotels & Resorts Worldwide Inc.	1,462,316
40,000	Wyndham Worldwide Corp.	1,963,600

	Total Hotels, Restaurants & Leisure	27,569,681

Internet & Catalog Retail — 3.7%
61,540	Amazon.com Inc.*	15,511,157
932,100	Liberty Interactive Corp., Class A Shares*	17,989,530
39,100	priceline.com Inc.*	25,929,556

	Total Internet & Catalog Retail	59,430,243

Media — 3.2%
196,600	CBS Corp., Class B Shares	7,073,668
360,880	Comcast Corp., Class A Shares	13,417,518
36,000	Discovery Communications Inc., Class A Shares*	2,174,760
72,400	Imax Corp. (a)*	1,567,460
81,850	Liberty Media Corp. - Liberty Capital, Class A Shares*	9,002,682
59,300	Viacom Inc., Class B Shares	3,060,473
276,900	Walt Disney Co. (The)	13,750,854

	Total Media	50,047,415

Multiline Retail — 1.0%
249,000	Dollar General Corp.*	12,450,000
24,500	Dollar Tree Inc.*	1,022,630
23,500	Family Dollar Stores Inc.	1,673,200

	Total Multiline Retail	15,145,830

Specialty Retail — 4.7%
17,900	Bed Bath & Beyond Inc.*	1,051,088
18,500	Cabela’s Inc.*	883,745
83,300	Chico’s FAS Inc.	1,553,545
21,600	Dick’s Sporting Goods Inc.	1,134,216
281,820	Home Depot Inc. (The)	18,338,027
245,000	Limited Brands Inc.	12,776,750
297,760	Lowe’s Cos., Inc.	10,746,158
15,500	O’Reilly Automotive Inc.*	1,458,240
208,675	Sally Beauty Holdings Inc.*	5,289,911
712,975	Staples Inc.	8,341,808
230,400	TJX Cos. Inc.	10,215,936
22,900	Urban Outfitters Inc.*	863,330

	Total Specialty Retail	72,652,754

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Textiles, Apparel & Luxury Goods — 1.8%
81,263	Lululemon Athletica Inc.(a)*	$5,833,058
176,186	NIKE Inc., Class B Shares	17,174,612
12,700	PVH Corp.	1,455,293
40,100	Steven Madden Ltd.*	1,784,851
15,020	V.F. Corp.	2,410,860

	Total Textiles, Apparel & Luxury Goods	28,658,674

	TOTAL CONSUMER DISCRETIONARY	256,952,533

CONSUMER STAPLES — 5.7%

Beverages — 0.7%
100,500	Anheuser-Busch InBev NV, ADR	8,840,985
23,865	Brown-Forman Corp., Class B Shares	1,674,846
16,800	Monster Beverage Corp.*	874,440

	Total Beverages	11,390,271

Food & Staples Retailing — 2.3%
54,870	Costco Wholesale Corp.	5,705,931
449,650	Walgreen Co.	15,247,632
164,930	Whole Foods Market Inc.	15,397,865

	Total Food & Staples Retailing	36,351,428

Food Products — 2.7%
251,726	Hershey Co. (The)	18,443,963
181,961	Kraft Foods Group Inc.*	8,228,276
21,900	Mead Johnson Nutrition Co., Class A Shares	1,493,361
545,875	Mondelez International Inc., Class A Shares	14,132,704

	Total Food Products	42,298,304

	TOTAL CONSUMER STAPLES	90,040,003

ENERGY — 7.6%

Energy Equipment & Services — 1.4%
20,900	Cameron International Corp.*	1,127,555
388,330	Halliburton Co.	12,950,806
119,180	National-Oilwell Varco Inc.	8,139,994

	Total Energy Equipment & Services	22,218,355

Oil, Gas & Consumable Fuels — 6.2%
24,400	Cabot Oil & Gas Corp.	1,149,240
22,600	Concho Resources Inc.*	1,813,876
28,300	Continental Resources Inc.*	1,944,210
225,875	EOG Resources Inc.	26,567,417
30,200	InterOil Corp.(a)*	1,680,932
637,003	Kinder Morgan Inc.	21,537,071
181,500	Kodiak Oil & Gas Corp., Class h Mid Ca Shares*	1,557,270
81,470	Occidental Petroleum Corp.	6,127,359
75,800	Pioneer Natural Resources Co.	8,110,600
251,580	Suncor Energy Inc.	8,204,024
429,600	Valero Energy Corp.	13,858,896
197,200	Williams Cos., Inc. (The)	6,476,048

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
	Total Oil, Gas & Consumable Fuels	$99,026,943

	TOTAL ENERGY	121,245,298

FINANCIALS — 6.0%

Capital Markets — 1.3%
134,300	Ameriprise Financial Inc.	8,147,981
85,200	Raymond James Financial Inc.	3,216,300
135,950	State Street Corp.	6,041,618
38,000	T. Rowe Price Group Inc.	2,457,460

	Total Capital Markets	19,863,359

Commercial Banks — 0.1%
12,400	Signature Bank*	869,984

Consumer Finance — 0.4%
102,200	Capital One Financial Corp.	5,886,720

Diversified Financial Services — 2.3%
184,950	CME Group Inc., Class A Shares	10,222,187
130,150	IntercontinentalExchange Inc.*	17,199,322
223,260	JPMorgan Chase & Co.	9,171,521
38,400	Moody’s Corp.	1,865,472

	Total Diversified Financial Services	38,458,502

Insurance — 1.9%
26,600	Allied World Assurance Co. Holdings AG	2,159,122
231,210	American International Group Inc.*	7,659,987
51,300	Arthur J. Gallagher & Co.	1,873,476
105,200	Fidelity National Financial Inc., Class A Shares	2,546,892
761,700	Progressive Corp. (The)	16,186,125

	Total Insurance	30,425,602

	TOTAL FINANCIALS	95,504,167

HEALTH CARE — 13.4%

Biotechnology — 3.6%
69,814	Alexion Pharmaceuticals Inc.*	6,703,540
375,762	Celgene Corp.*	29,531,136
142,300	Gilead Sciences Inc.*	10,672,500
46,400	Myriad Genetics Inc.*	1,332,608
10,300	Onyx Pharmaceuticals Inc.*	777,341
30,900	Seattle Genetics Inc.(a)*	782,079
202,972	Vertex Pharmaceuticals Inc.*	8,076,256

	Total Biotechnology	57,875,460

Health Care Equipment & Supplies — 1.4%
134,490	Cooper Cos., Inc. (The)	12,768,481
11,600	Edwards Lifesciences Corp.*	1,006,532
14,200	Intuitive Surgical Inc.*	7,511,800
19,900	Sirona Dental Systems Inc.*	1,245,939

	Total Health Care Equipment & Supplies	22,532,752

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Health Care Providers & Services — 1.5%
254,399	Cardinal Health Inc.	$10,290,439
43,652	Catamaran Corp.*	2,125,416
35,000	Centene Corp.*	1,536,850
9,400	DaVita HealthCare Partners, Inc.*	1,015,200
22,800	Mednax Inc.*	1,801,200
126,600	UnitedHealth Group Inc.	6,885,774

	Total Health Care Providers & Services	23,654,879

Health Care Technology — 0.1%
10,700	Cerner Corp.*	826,254

Life Sciences Tools & Services — 0.9%
29,000	Covance Inc.*	1,653,290
208,020	Thermo Fisher Scientific Inc.	13,219,671

	Total Life Sciences Tools & Services	14,872,961

Pharmaceuticals — 5.9%
142,000	Abbott Laboratories	9,230,000
328,300	Allergan Inc.	30,449,824
303,940	Merck & Co., Inc.	13,464,542
99,825	Novo Nordisk AS, ADR	15,839,233
96,968	Perrigo Co.	10,036,188
7,300	Shire PLC, ADR	632,399
414,813	Warner Chilcott PLC, Class A Shares	4,836,720
104,350	Watson Pharmaceuticals Inc.*	9,183,844

	Total Pharmaceuticals	93,672,750

	TOTAL HEALTH CARE	213,435,056

INDUSTRIALS — 8.1%

Aerospace & Defense — 2.1%
61,800	BE Aerospace Inc.*	2,926,848
121,923	Precision Castparts Corp.	22,359,458
125,520	United Technologies Corp.	10,055,407

	Total Aerospace & Defense	35,341,713

Airlines — 0.2%
26,600	Alaska Air Group Inc.*	1,137,150
91,800	United Continental Holdings Inc.*	1,856,196

	Total Airlines	2,993,346

Building Products — 0.1%
12,100	A.O. Smith Corp.	761,695
17,200	Owens Corning*	594,776

	Total Building Products	1,356,471

Construction & Engineering — 0.2%
113,800	Quanta Services Inc.*	2,942,868

Electrical Equipment — 0.1%
53,275	AMETEK Inc.	1,988,756

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Industrial Conglomerates — 1.9%
406,220	Danaher Corp.	$21,923,694
387,540	General Electric Co.	8,188,720

	Total Industrial Conglomerates	30,112,414

Machinery — 1.8%
82,625	Caterpillar Inc.	7,042,955
74,975	Cummins Inc.	7,359,546
32,000	Pall Corp.	1,903,360
163,435	Stanley Black & Decker Inc.	11,752,611

	Total Machinery	28,058,472

Professional Services — 0.2%
11,700	IHS Inc., Class A Shares*	1,078,038
27,900	Verisk Analytics Inc., Class A Shares*	1,390,536

	Total Professional Services	2,468,574

Road & Rail — 1.2%
524,900	Hertz Global Holdings Inc.*	8,209,436
93,497	Union Pacific Corp.	11,479,562

	Total Road & Rail	19,688,998

Trading Companies & Distributors — 0.3%
71,300	MRC Global Inc.*	1,998,539
35,300	WESCO International Inc.*	2,282,145

	Total Trading Companies & Distributors	4,280,684

	TOTAL INDUSTRIALS	129,232,296

INFORMATION TECHNOLOGY — 33.7%

Communications Equipment — 3.2%
187,180	Cisco Systems Inc.	3,539,574
486,481	Polycom Inc.*	5,088,591
666,320	QUALCOMM Inc.	42,391,278

	Total Communications Equipment	51,019,443

Computers & Peripherals — 7.6%
191,456	Apple Inc.	112,055,367
349,080	EMC Corp.*	8,664,166
20,000	NetApp Inc.*	634,200

	Total Computers & Peripherals	121,353,733

Electronic Equipment, Instruments & Components — 0.1%
4,100	FEI Co.	225,623
66,100	Jabil Circuit Inc.	1,255,900

	Total Electronic Equipment, Instruments & Components	1,481,523

Internet Software & Services — 5.7%
32,800	Akamai Technologies Inc.*	1,201,136
33,660	Baidu Inc., ADR*	3,241,795
391,880	eBay Inc.*	20,699,101
69,834	Google Inc., Class A Shares*	48,769,970
54,600	LinkedIn Corp., Class A Shares*	5,904,444

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
312,550	VeriSign Inc.*	$10,667,332

	Total Internet Software & Services	90,483,778

IT Services — 7.9%
19,700	Alliance Data Systems Corp.*	2,807,053
151,395	Cognizant Technology Solutions Corp., Class A Shares*	10,178,286
44,800	Gartner Inc.*	2,145,024
50,100	Jack Henry & Associates Inc.	1,947,387
59,005	MasterCard Inc., Class A Shares	28,834,563
36,700	NeuStar Inc., Class A Shares*	1,475,340
207,450	Teradata Corp.*	12,339,126
85,900	Total System Services Inc.	1,885,505
202,975	VeriFone Systems Inc.*	6,168,410
362,805	Visa Inc., Class A Shares	54,315,538
25,900	WEX Inc.*	1,863,764

	Total IT Services	123,959,996

Semiconductors & Semiconductor Equipment — 1.5%
54,900	Altera Corp.	1,778,211
444,309	Broadcom Corp., Class A Shares*	14,386,725
35,600	Fairchild Semiconductor International Inc., Class A Shares*	474,904
39,600	Maxim Integrated Products Inc.	1,155,924
221,350	Texas Instruments Inc.	6,523,185

	Total Semiconductors & Semiconductor Equipment	24,318,949

Software — 7.7%
512,075	Adobe Systems Inc.*	17,722,916
475,750	BMC Software Inc.*	19,486,720
157,900	Cadence Design Systems Inc.*	2,010,067
141,210	Check Point Software Technologies Ltd.*	6,519,666
115,750	Citrix Systems Inc.*	7,079,270
353,600	Intuit Inc.	21,184,176
22,500	MICROS Systems Inc.*	977,850
420,900	Microsoft Corp.	11,204,358
367,490	Oracle Corp.	11,796,429
96,800	Salesforce.com Inc.*	15,262,456
93,600	VMware Inc., Class A Shares*	8,512,920

	Total Software	121,756,828

	TOTAL INFORMATION TECHNOLOGY	534,374,250

MATERIALS — 4.2%

Chemicals — 3.7%
29,100	Celanese Corp., Series A, Class A Shares	1,194,264
10,160	CF Industries Holdings Inc.	2,174,545
33,100	Cytec Industries Inc.	2,271,984
130,370	FMC Corp.	7,230,320
221,330	Monsanto Co.	20,271,615
82,600	PPG Industries Inc.	10,264,702
13,360	Sherwin-Williams Co. (The)	2,037,667
172,450	Syngenta AG, ADR	13,790,827

	Total Chemicals	59,235,924

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Containers & Packaging — 0.1%
32,800	Crown Holdings Inc.*	$1,225,080

Metals & Mining — 0.0%
28,800	Allegheny Technologies Inc.	753,984

Paper & Forest Products — 0.4%
167,310	International Paper Co.	6,213,893

	TOTAL MATERIALS	67,428,881

TELECOMMUNICATION SERVICES — 2.6%

Wireless Telecommunication Services — 2.6%
612,425	Crown Castle International Corp.*	41,350,936

	TOTAL COMMON STOCKS (Cost — $1,136,393,785)	1,549,563,420

WARRANTS — 0.1%

ENERGY — 0.1%

Oil, Gas & Consumable Fuels — 0.1%
238,096	Kinder Morgan Inc.*	900,003

	TOTAL WARRANTS (Cost — $221,385)	900,003

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,136,615,170)	1,550,463,423

Face Amount
SHORT-TERM INVESTMENTS (b) — 3.6%
MONEY MARKET FUND — 0.6%
9,756,424	Invesco STIT — Government & Agency Portfolio(c) (Cost — $9,756,424)	9,756,424

TIME DEPOSITS — 2.9%
9,405,739	Bank of America — London, 0.030% due 12/3/12	9,405,739
18,919,179	Bank of New York Mellon — Grand Cayman, 0.030% due 12/3/12	18,919,179
9,306,870	JPMorgan Chase & Co. — London, 0.030% due 12/3/12	9,306,870
9,573,239	Wells Fargo — Grand Cayman, 0.030% due 12/3/12	9,573,239

	TOTAL TIME DEPOSITS (Cost — $47,205,027)	47,205,027

U.S. GOVERNMENT AGENCY — 0.1%
1,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.100% due 12/3/12(d) (Cost — $999,992)	999,992

	TOTAL SHORT-TERM INVESTMENTS (Cost — $57,961,443)	57,961,443

	TOTAL INVESTMENTS — 101.3% (Cost — $1,194,576,613#)	1,608,424,866

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Value
Liabilities in Excess of Other Assets — (1.3)%	$(20,235,530)

TOTAL NET ASSETS — 100.0%	$1,588,189,336

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.0%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts

PLC	—	Public Limited Company

Summary of Investments by Security Sector^

Information Technology	33.2%
Consumer Discretionary	16.0
Health Care	13.3
Industrials	8.0
Energy	7.6
Financials	5.9
Consumer Staples	5.6
Materials	4.2
Telecommunication Services	2.6
Short-Term Investments	3.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.0%

CONSUMER DISCRETIONARY — 6.3%

Automobiles — 0.9%
818,000	Ford Motor Co.	$9,366,100

Distributors — 0.4%
65,300	Genuine Parts Co.	4,250,377

Diversified Consumer Services — 0.2%
107,100	H&R Block Inc.	1,931,013

Hotels, Restaurants & Leisure — 0.8%
222,600	Carnival Corp.	8,605,716

Household Durables — 0.4%
6,500	Mohawk Industries Inc.*	558,935
33,200	Whirlpool Corp.	3,381,088

	Total Household Durables	3,940,023

Internet & Catalog Retail — 0.1%
38,000	Liberty Interactive Corp., Class A Shares*	733,400

Leisure Equipment & Products — 0.5%
149,900	Mattel Inc.	5,622,749

Media — 0.5%
32,100	Omnicom Group Inc.	1,596,654
90,600	Time Warner Inc.	4,285,380

	Total Media	5,882,034

Multiline Retail — 1.0%
66,724	Kohl’s Corp.	2,979,227
132,800	Target Corp.	8,383,663

	Total Multiline Retail	11,362,890

Specialty Retail — 1.0%
209,361	Best Buy Co., Inc.	2,744,723
721,600	Staples Inc.	8,442,720

	Total Specialty Retail	11,187,443

Textiles, Apparel & Luxury Goods — 0.5%
32,405	V.F. Corp.	5,201,327

	TOTAL CONSUMER DISCRETIONARY	68,083,072

CONSUMER STAPLES — 8.6%

Beverages — 0.8%
44,350	Diageo PLC, ADR	5,302,930
81,100	Molson Coors Brewing Co., Class B Shares	3,362,406

	Total Beverages	8,665,336

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Food & Staples Retailing — 2.4%
294,077	CVS Caremark Corp.	$13,677,521
92,000	Kroger Co. (The)	2,414,080
196,842	Sysco Corp.	6,230,049
46,800	Wal-Mart Stores Inc.	3,370,536

	Total Food & Staples Retailing	25,692,186

Food Products — 1.9%
203,749	Archer-Daniels-Midland Co.	5,440,098
86,550	HJ Heinz Co.	5,059,713
39,050	Kraft Foods Group Inc.*	1,765,841
117,150	Mondelez International Inc., Class A Shares	3,033,014
144,000	Unilever NV, NY Registered Shares	5,447,520

	Total Food Products	20,746,186

Household Products — 2.2%
183,877	Kimberly-Clark Corp.	15,761,936
123,400	Procter & Gamble Co. (The)	8,617,022

	Total Household Products	24,378,958

Tobacco — 1.3%
156,550	Altria Group Inc.	5,292,956
55,400	Philip Morris International Inc.	4,979,352
76,000	Reynolds American Inc.	3,322,720

	Total Tobacco	13,595,028

	TOTAL CONSUMER STAPLES	93,077,694

ENERGY — 15.2%

Energy Equipment & Services — 3.0%
94,920	Ensco PLC, Class A Shares	5,527,192
345,000	Halliburton Co.	11,505,750
122,300	McDermott International Inc.*	1,287,819
104,600	National-Oilwell Varco Inc.	7,144,180
89,800	Patterson-UTI Energy Inc.(a)	1,594,848
276,000	Superior Energy Services Inc.*	5,605,560

	Total Energy Equipment & Services	32,665,349

Oil, Gas & Consumable Fuels — 12.2%
174,378	Chevron Corp.	18,430,011
36,000	Cimarex Energy Co.	2,164,320
353,601	ConocoPhillips	20,134,040
148,500	Devon Energy Corp.	7,672,995
85,708	Exxon Mobil Corp.	7,554,303
29,800	Hess Corp.	1,478,378
382,456	Marathon Oil Corp.	11,798,768
142,413	Marathon Petroleum Corp.	8,479,270
143,130	Murphy Oil Corp.	8,121,196
102,300	Occidental Petroleum Corp.	7,693,983
102,700	Phillips 66	5,378,399
45,400	Royal Dutch Shell PLC, Class A Shares, ADR	3,040,438
185,350	Royal Dutch Shell PLC, Class B Shares, ADR	12,803,978
55,100	Southwestern Energy Co.*	1,912,521
127,100	Total SA, ADR(a)	6,375,336

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
288,700	Valero Energy Corp.	$9,313,462

	Total Oil, Gas & Consumable Fuels	132,351,398

	TOTAL ENERGY	165,016,747

FINANCIALS — 17.6%

Capital Markets — 1.8%
56,200	Ameriprise Financial Inc.	3,409,654
60,902	Goldman Sachs Group Inc. (The)	7,173,647
22,700	Northern Trust Corp.	1,090,054
178,869	State Street Corp.	7,948,938

	Total Capital Markets	19,622,293

Commercial Banks — 2.5%
722,406	Fifth Third Bancorp	10,576,024
81,400	HSBC Holdings PLC, ADR(a)	4,161,982
53,700	PNC Financial Services Group Inc.	3,014,718
889,000	Regions Financial Corp.	5,929,630
101,200	Wells Fargo & Co.	3,340,612

	Total Commercial Banks	27,022,966

Consumer Finance — 0.6%
122,100	Capital One Financial Corp.	7,032,960

Diversified Financial Services — 3.0%
573,711	Bank of America Corp.	5,656,790
485,110	JPMorgan Chase & Co.	19,928,319
294,800	NYSE Euronext	6,883,580

	Total Diversified Financial Services	32,468,689

Insurance — 8.4%
76,000	ACE Ltd.	6,021,480
7,047	Alleghany Corp.*	2,473,497
13,900	Allied World Assurance Co. Holdings AG	1,128,263
342,989	Allstate Corp. (The)	13,884,195
29,197	Aon PLC	1,658,390
43,600	Arch Capital Group Ltd.*	1,966,360
37,700	Fidelity National Financial Inc., Class A Shares	912,717
254,400	Hartford Financial Services Group Inc.	5,388,192
40,200	Loews Corp.	1,643,376
520,116	MetLife Inc.	17,262,649
71,500	PartnerRe Ltd.	5,925,920
110,000	Progressive Corp. (The)	2,337,500
126,300	Prudential Financial Inc.	6,582,756
26,600	Torchmark Corp.	1,382,934
240,900	Travelers Cos., Inc. (The)	17,060,538
151,700	Willis Group Holdings PLC	5,321,636

	Total Insurance	90,950,403

Real Estate Investment Trusts (REITs) — 1.3%
250,000	Annaly Capital Management Inc.	3,680,000
39,900	Hatteras Financial Corp.	1,063,734
105,000	HCP Inc.	4,730,250
83,650	Health Care REIT Inc.	4,926,149

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
	Total Real Estate Investment Trusts (REITs)	$14,400,133

	TOTAL FINANCIALS	191,497,444

HEALTH CARE — 12.5%

Health Care Equipment & Supplies — 1.8%
83,500	Baxter International Inc.	5,533,545
15,800	Becton Dickinson and Co.	1,211,386
141,600	Medtronic Inc.	5,962,776
205,284	St. Jude Medical Inc.	7,037,136

	Total Health Care Equipment & Supplies	19,744,843

Health Care Providers & Services — 2.0%
138,800	Aetna Inc.	5,994,772
43,890	Cigna Corp.	2,294,130
51,750	McKesson Corp.	4,888,823
153,284	UnitedHealth Group Inc.	8,337,117

	Total Health Care Providers & Services	21,514,842

Life Sciences Tools & Services — 0.7%
15,700	Covance Inc.*	895,057
125,000	Life Technologies Corp.*	6,168,750

	Total Life Sciences Tools & Services	7,063,807

Pharmaceuticals — 8.0%
85,700	Abbott Laboratories	5,570,500
250,100	AstraZeneca PLC, ADR(a)	11,889,754
279,850	Eli Lilly & Co.	13,723,844
172,000	Hospira Inc.*	5,125,600
227,865	Johnson & Johnson	15,889,026
397,440	Merck & Co., Inc.	17,606,591
687,325	Pfizer Inc.	17,196,872

	Total Pharmaceuticals	87,002,187

	TOTAL HEALTH CARE	135,325,679

INDUSTRIALS — 12.0%

Aerospace & Defense — 3.5%
59,400	Boeing Co. (The)	4,412,232
116,950	General Dynamics Corp.	7,777,175
141,000	Honeywell International Inc.	8,647,530
21,700	L-3 Communications Holdings Inc.	1,667,645
38,200	Lockheed Martin Corp.	3,564,060
53,800	Northrop Grumman Corp.	3,588,460
92,950	Raytheon Co.	5,310,234
36,500	Rockwell Collins Inc.	2,087,070
65,100	Spirit Aerosystems Holdings Inc., Class A Shares*	1,025,325

	Total Aerospace & Defense	38,079,731

Commercial Services & Supplies — 0.1%
17,200	R.R. Donnelley & Sons Co.(a)	161,680
37,600	Republic Services Inc., Class A Shares	1,070,472

	Total Commercial Services & Supplies	1,232,152

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Construction & Engineering — 1.0%
50,100	Jacobs Engineering Group Inc.*	$2,051,094
300,000	KBR Inc.	8,340,000

	Total Construction & Engineering	10,391,094

Electrical Equipment — 0.7%
21,800	Hubbell Inc., Class B Shares	1,836,650
75,200	Rockwell Automation Inc.	5,958,848

	Total Electrical Equipment	7,795,498

Industrial Conglomerates — 2.6%
52,300	3M Co.	4,756,685
141,152	Danaher Corp.	7,617,973
748,561	General Electric Co.	15,817,094

	Total Industrial Conglomerates	28,191,752

Machinery — 2.3%
137,200	Dover Corp.	8,724,548
163,700	Eaton Corp.(a)	8,538,592
8,800	Flowserve Corp.	1,219,240
87,600	Stanley Black & Decker Inc.	6,299,316

	Total Machinery	24,781,696

Professional Services — 0.4%
22,900	Dun & Bradstreet Corp. (The)	1,813,222
29,800	Manpower Inc.	1,145,512
30,800	Towers Watson & Co., Class A Shares	1,628,704

	Total Professional Services	4,587,438

Road & Rail — 1.4%
137,000	Norfolk Southern Corp.	8,272,060
19,500	Ryder System Inc.	917,865
47,400	Union Pacific Corp.	5,819,772

	Total Road & Rail	15,009,697

	TOTAL INDUSTRIALS	130,069,058

INFORMATION TECHNOLOGY — 11.6%

Communications Equipment — 1.7%
779,131	Cisco Systems Inc.	14,733,367
72,500	Harris Corp.	3,416,925

	Total Communications Equipment	18,150,292

Computers & Peripherals — 0.1%
49,500	Lexmark International Inc., Class A Shares(a)	1,204,335

Electronic Equipment, Instruments & Components — 1.5%
60,300	Arrow Electronics Inc.*	2,246,778
79,300	Avnet Inc.*	2,322,697
1,335,000	Flextronics International Ltd.*	7,729,650
90,500	FLIR Systems Inc.	1,846,200
116,900	Ingram Micro Inc., Class A Shares*	1,893,780

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
	Total Electronic Equipment, Instruments & Components	$16,039,105

Internet Software & Services — 1.0%
12,900	Google Inc., Class A Shares*	9,008,973
23,500	Open Text Corp.(a)*	1,349,135

	Total Internet Software & Services	10,358,108

IT Services — 0.4%
60,700	Broadridge Financial Solutions Inc.	1,433,127
123,000	SAIC Inc.	1,418,190
136,200	Western Union Co. (The)	1,717,482

	Total IT Services	4,568,799

Office Electronics — 0.2%
338,500	Xerox Corp.	2,305,185

Semiconductors & Semiconductor Equipment — 2.5%
58,400	Analog Devices Inc.	2,371,040
150,000	Applied Materials Inc.	1,609,500
761,150	Intel Corp.	14,895,706
57,000	Lam Research Corp.*	2,001,840
900,000	ON Semiconductor Corp.*	5,967,000

	Total Semiconductors & Semiconductor Equipment	26,845,086

Software — 4.2%
30,600	Autodesk Inc.*	1,013,778
124,000	CA Inc.	2,747,840
872,942	Microsoft Corp.	23,237,716
177,889	Oracle Corp.	5,710,237
660,000	Symantec Corp.*	12,381,600
29,600	Synopsys Inc.*	970,880

	Total Software	46,062,051

	TOTAL INFORMATION TECHNOLOGY	125,532,961

MATERIALS — 4.6%

Chemicals — 2.2%
305,000	Dow Chemical Co. (The)	9,207,950
124,300	EI du Pont de Nemours & Co.	5,362,302
162,000	Mosaic Co. (The)	8,757,720

	Total Chemicals	23,327,972

Metals & Mining — 1.8%
70,400	Barrick Gold Corp.(a)	2,430,912
285,955	Freeport-McMoRan Copper & Gold Inc.	11,155,105
138,500	Nucor Corp.	5,703,430

	Total Metals & Mining	19,289,447

Paper & Forest Products — 0.6%
184,600	International Paper Co.	6,856,044

	TOTAL MATERIALS	49,473,463

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

TELECOMMUNICATION SERVICES — 3.3%

Diversified Telecommunication Services — 2.2%
242,700	AT&T Inc.	$8,283,351
266,000	CenturyLink Inc.	10,331,440
116,900	Verizon Communications Inc.	5,157,628

	Total Diversified Telecommunication Services	23,772,419

Wireless Telecommunication Services — 1.1%
473,800	Vodafone Group PLC, ADR	12,224,040

	TOTAL TELECOMMUNICATION SERVICES	35,996,459

UTILITIES — 3.3%

Electric Utilities — 2.2%
277,850	American Electric Power Co., Inc.	11,850,302
112,995	Entergy Corp.	7,179,702
71,700	NextEra Energy Inc.	4,926,507
9,500	OGE Energy Corp.	542,735

	Total Electric Utilities	24,499,246

Multi-Utilities — 1.0%
9,200	Ameren Corp.	275,724
88,250	Dominion Resources Inc.	4,510,458
185,500	Public Service Enterprise Group Inc.	5,581,695
6,800	SCANA Corp.	315,112

	Total Multi-Utilities	10,682,989

Water Utilities — 0.1%
21,500	American Water Works Co., Inc.	820,655

	TOTAL UTILITIES	36,002,890

	TOTAL COMMON STOCKS (Cost — $870,936,671)	1,030,075,467

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $870,936,671)	1,030,075,467

Face Amount
SHORT-TERM INVESTMENTS (b) — 6.8%
MONEY MARKET FUND — 2.1%
22,788,944	Invesco STIT — Government & Agency Portfolio(c) (Cost — $22,788,944)	22,788,944

TIME DEPOSITS — 4.7%
19,639,527	Bank of New York Mellon — Grand Cayman, 0.030% due 12/3/12	19,639,527
9,484,129	Citibank — London, 0.030% due 12/3/12	9,484,129
1,938,920	JPMorgan Chase & Co. — London, 0.030% due 12/3/12	1,938,920
19,370,013	Wells Fargo — Grand Cayman, 0.030% due 12/3/12	19,370,013

	TOTAL TIME DEPOSITS (Cost — $50,432,589)	50,432,589

	TOTAL SHORT-TERM INVESTMENTS (Cost — $73,221,533)	73,221,533

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Value
TOTAL INVESTMENTS — 101.8% (Cost — $944,158,204#)	$1,103,297,000

Liabilities in Excess of Other Assets — (1.8)%	(19,566,307)

TOTAL NET ASSETS — 100.0%	$1,083,730,693

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.7%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts

PLC	—	Public Limited Company

REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^

Financials	17.3%
Energy	14.9
Health Care	12.3
Industrials	11.8
Information Technology	11.4
Consumer Staples	8.4
Consumer Discretionary	6.2
Materials	4.5
Utilities	3.3
Telecommunication Services	3.3
Short-Term Investments	6.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 96.8%

CONSUMER DISCRETIONARY — 16.4%

Auto Components — 0.7%
49,900	Gentherm Inc.*	$603,291
30,330	Tenneco Inc.*	972,683

	Total Auto Components	1,575,974

Diversified Consumer Services — 1.4%
430,170	Stewart Enterprises Inc., Class A Shares(a)	3,286,499

Hotels, Restaurants & Leisure — 5.5%
49,600	AFC Enterprises Inc.*	1,311,424
24,400	Buffalo Wild Wings Inc.*	1,767,536
65,000	Caribou Coffee Co., Inc.*	783,250
96,260	Cheesecake Factory Inc. (The)(a)	3,291,129
40,530	Life Time Fitness Inc.*	1,907,342
33,400	Marriott Vacations Worldwide Corp.*	1,329,654
34,800	Red Robin Gourmet Burgers Inc.*	1,139,700
93,000	SHFL Entertainment Inc.*	1,279,680

	Total Hotels, Restaurants & Leisure	12,809,715

Household Durables — 1.1%
35,500	Meritage Homes Corp.*	1,243,210
40,500	Ryland Group Inc. (The)	1,354,725

	Total Household Durables	2,597,935

Internet & Catalog Retail — 0.5%
53,250	HomeAway Inc.*(a)	1,090,560

Leisure Equipment & Products — 0.4%
27,000	Arctic Cat Inc.*	1,016,010

Media — 0.7%
81,328	Rentrak Corp.*	1,563,124

Multiline Retail — 0.5%
77,500	Gordmans Stores Inc.*	1,120,650

Specialty Retail — 5.2%
30,100	ANN Inc.*	1,009,855
39,300	Asbury Automotive Group Inc.*	1,186,467
86,400	Conn’s Inc.*(a)	2,443,392
91,670	Finish Line Inc. (The), Class A Shares	1,891,152
41,500	Francesca’s Holdings Corp.*(a)	1,080,245
16,900	Genesco Inc.*	935,077
37,600	Penske Automotive Group Inc.	1,095,288
54,920	Rent-A-Center Inc.	1,909,019
38,590	Tilly’s Inc., Class A Shares*	510,546

	Total Specialty Retail	12,061,041

Textiles, Apparel & Luxury Goods — 0.4%
12,000	Lululemon Athletica Inc.*(a)	861,360

	TOTAL CONSUMER DISCRETIONARY	37,982,868

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
CONSUMER STAPLES — 3.1%

Food & Staples Retailing — 1.4%
85,350	Natural Grocers by Vitamin Cottage Inc.*	$1,636,160
43,400	Susser Holdings Corp.*	1,584,534

	Total Food & Staples Retailing	3,220,694

Food Products — 1.7%
25,300	Annie’s Inc.*(a)	907,511
64,790	B&G Foods Inc., Class A Shares	1,890,572
87,400	Smart Balance Inc.*	1,086,382

	Total Food Products	3,884,465

	TOTAL CONSUMER STAPLES	7,105,159

ENERGY — 7.5%

Energy Equipment & Services — 3.8%
50,500	Basic Energy Services Inc.*	556,510
15,200	Dril-Quip Inc.*	1,069,624
56,800	Helix Energy Solutions Group Inc.*	994,568
25,900	Hornbeck Offshore Services Inc.*	931,623
35,600	Oil States International Inc.*	2,517,632
137,800	Pioneer Energy Services Corp.*	996,294
84,620	Superior Energy Services Inc.*	1,718,632

	Total Energy Equipment & Services	8,784,883

Oil, Gas & Consumable Fuels — 3.7%
151,400	Halcon Resources Corp.*	935,652
150,700	Kodiak Oil & Gas Corp., Class H Shares*	1,293,006
139,100	Matador Resources Co.*	1,236,599
35,700	Oasis Petroleum Inc.*	1,078,854
95,790	Tesoro Corp.	4,050,001

	Total Oil, Gas & Consumable Fuels	8,594,112

	TOTAL ENERGY	17,378,995

FINANCIALS — 5.5%

Capital Markets — 0.5%
115,160	FXCM Inc., Class A Shares	1,152,752

Commercial Banks — 1.0%
112,140	East West Bancorp Inc.	2,371,761

Consumer Finance — 0.9%
124,160	DFC Global Corp.*	2,166,592

Insurance — 1.4%
11,610	Allied World Assurance Co. Holdings AG	942,384
61,970	Validus Holdings Ltd.	2,197,456

	Total Insurance	3,139,840

Real Estate Investment Trusts (REITs) — 0.8%
73,020	LaSalle Hotel Properties	1,760,512

Real Estate Management & Development — 0.9%
70,830	Alexander & Baldwin Inc.*	2,114,984

	TOTAL FINANCIALS	12,706,441

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
HEALTH CARE — 18.2%

Biotechnology — 4.1%
181,900	Achillion Pharmaceuticals Inc.*	$1,417,001
42,200	Affymax Inc.*	1,031,368
71,500	Alkermes PLC*	1,380,665
35,160	Cubist Pharmaceuticals Inc.*	1,427,848
147,590	Idenix Pharmaceuticals Inc.*(a)	755,661
38,530	Medivation Inc.*	2,009,339
118,900	NPS Pharmaceuticals Inc.*	1,216,347
14,350	Puma Biotechnology Inc.*	295,610

	Total Biotechnology	9,533,839

Health Care Equipment & Supplies — 5.8%
121,580	ArthroCare Corp.*	4,071,714
11,940	Haemonetics Corp.*	967,498
106,390	Masimo Corp.	2,204,401
31,450	Orthofix International NV*	1,171,513
102,910	Quidel Corp.*(a)	1,804,012
219,800	Spectranetics Corp.*	3,165,120

	Total Health Care Equipment & Supplies	13,384,258

Health Care Providers & Services — 2.9%
106,400	BioScrip Inc.*	1,095,920
279,500	Health Management Associates Inc., Class A Shares*	2,222,025
11,340	MWI Veterinary Supply Inc.*	1,265,998
79,760	Team Health Holdings Inc.*	2,232,482

	Total Health Care Providers & Services	6,816,425

Health Care Technology — 1.3%
8,320	Greenway Medical Technologies*(a)	161,741
58,400	HealthStream Inc.*	1,385,248
59,800	Vocera Communications Inc.*	1,470,482

	Total Health Care Technology	3,017,471

Life Sciences Tools & Services — 2.3%
52,400	Fluidigm Corp.*	746,176
119,000	ICON PLC, ADR*	3,283,210
38,900	PerkinElmer Inc.	1,231,185

	Total Life Sciences Tools & Services	5,260,571

Pharmaceuticals — 1.8%
119,800	Akorn Inc.*	1,616,102
109,700	Pacira Pharmaceuticals Inc.*(a)	1,870,385
124,400	Transcept Pharmaceuticals Inc.*(a)	670,516

	Total Pharmaceuticals	4,157,003

	TOTAL HEALTH CARE	42,169,567

INDUSTRIALS — 23.6%

Aerospace & Defense — 1.6%
71,110	Hexcel Corp.*	1,838,193
27,090	Triumph Group Inc.	1,777,375

	Total Aerospace & Defense	3,615,568

Air Freight & Logistics — 0.7%
103,240	XPO Logistics Inc.*(a)	1,638,419

Building Products — 0.9%
51,700	Trex Co., Inc.*	2,099,537

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Commercial Services & Supplies — 2.4%
151,200	InnerWorkings Inc.*	$1,967,112
51,360	Progressive Waste Solutions Ltd.	1,068,288
210,780	Steelcase Inc., Class A Shares	2,453,479

	Total Commercial Services & Supplies	5,488,879

Electrical Equipment — 0.3%
9,420	Acuity Brands Inc.	623,133

Machinery — 5.4%
24,770	CLARCOR Inc.	1,148,833
51,360	Colfax Corp.*	2,002,526
13,390	Gardner Denver Inc.	935,292
51,400	Rexnord Corp.*	1,098,932
34,400	Sun Hydraulics Corp.	899,216
128,790	Titan International Inc.(a)	2,618,300
150,600	Wabash National Corp.*	1,218,354
20,400	Wabtec Corp.	1,726,248
38,400	Westport Innovations Inc.*(a)	1,008,000

	Total Machinery	12,655,701

Marine — 0.3%
31,780	Matson Inc.	730,940

Professional Services — 4.3%
31,200	Advisory Board Co. (The)*	1,411,800
53,660	Corporate Executive Board Co. (The)	2,296,648
118,290	Huron Consulting Group Inc.*	3,896,473
64,900	On Assignment Inc.*	1,293,457
61,600	WageWorks Inc.*	1,137,752

	Total Professional Services	10,036,130

Road & Rail — 5.3%
111,920	Avis Budget Group Inc.*	2,119,765
17,500	Genesee & Wyoming Inc., Class A Shares*	1,276,625
118,480	Heartland Express Inc.	1,626,730
21,100	J.B. Hunt Transport Services Inc.	1,254,395
36,775	Old Dominion Freight Line Inc.*	1,229,756
68,500	Roadrunner Transportation Systems Inc.*	1,233,685
56,600	Saia Inc.*	1,225,956
270,970	Swift Transportation Co., Class A Shares*	2,292,406

	Total Road & Rail	12,259,318

Trading Companies & Distributors — 2.4%
51,690	Beacon Roofing Supply Inc.*	1,594,120
71,600	H&E Equipment Services Inc.	1,113,380
41,390	Watsco Inc.	2,967,249

	Total Trading Companies & Distributors	5,674,749

	TOTAL INDUSTRIALS	54,822,374

INFORMATION TECHNOLOGY — 19.5%

Communications Equipment — 3.5%
34,830	Acme Packet Inc.*	694,859
177,130	Aruba Networks Inc.*(a)	3,450,492
74,500	Ixia*	1,118,990
30,400	NETGEAR Inc.*	1,059,744
91,786	Procera Networks Inc.*	1,895,381

	Total Communications Equipment	8,219,466

Internet Software & Services — 3.1%
29,480	CoStar Group Inc.*	2,560,633

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
66,100	E2open Inc.*(a)	$932,671
49,700	Millennial Media Inc.*	683,375
16,900	Rackspace Hosting Inc.*	1,168,128
53,300	SPS Commerce Inc.*	1,964,638

	Total Internet Software & Services	7,309,445

IT Services — 1.2%
78,065	MoneyGram International Inc.*	937,561
8,380	WEX Inc.*	603,025
112,630	WNS Holdings Ltd., ADR*	1,197,256

	Total IT Services	2,737,842

Semiconductors & Semiconductor Equipment — 3.9%
50,130	ATMI Inc.*	998,590
29,120	Cirrus Logic Inc.*	912,038
21,300	Mellanox Technologies Ltd., Class d Shares*(a)	1,552,344
68,800	Monolithic Power Systems Inc.*	1,455,808
95,600	Nova Measuring Instruments Ltd.*	738,032
65,700	Peregrine Semiconductor Corp.*	1,112,301
29,100	Silicon Laboratories Inc.*	1,216,962
89,500	Silicon Motion Technology Corp., ADR*(a)	1,163,500

	Total Semiconductors & Semiconductor Equipment	9,149,575

Software — 7.8%
43,500	Allot Communications Ltd., Class d Shares*	950,040
71,800	Aspen Technology Inc.*	1,866,082
120,140	Cadence Design Systems Inc.*	1,529,382
145,900	Callidus Software Inc.*(a)	614,239
29,000	CommVault Systems Inc.*	1,924,440
163,480	Fortinet Inc.*	3,266,331
17,600	Guidewire Software Inc.*	526,240
77,681	Net 1 UEPS Technologies Inc.*	603,581
49,300	PROS Holdings Inc.*	874,089
98,790	QLIK Technologies Inc.*	1,914,550
23,290	SolarWinds Inc.*	1,304,939
24,400	Sourcefire Inc.*	1,201,212
14,355	Ultimate Software Group Inc.*	1,356,691

	Total Software	17,931,816

	TOTAL INFORMATION TECHNOLOGY	45,348,144

MATERIALS — 2.6%

Chemicals — 1.5%
54,850	Georgia Gulf Corp.(a)	2,515,421
16,320	Westlake Chemical Corp.	1,181,731

	Total Chemicals	3,697,152

Metals & Mining — 0.4%
17,600	Haynes International Inc.	819,104

Paper & Forest Products — 0.7%
71,500	KapStone Paper and Packaging Corp.*	1,567,280

	TOTAL MATERIALS	6,083,536

TELECOMMUNICATION SERVICES — 0.4%

Diversified Telecommunication Services — 0.4%
49,000	Cogent Communications Group Inc.	1,035,860

	TOTAL COMMON STOCKS (Cost — $181,803,057)	224,632,944

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $181,803,057)	$224,632,944

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (b) — 16.4%
MONEY MARKET FUND — 11.8%
27,521,973	Invesco STIT — Government & Agency Portfolio(c) (Cost — $27,521,973)	$27,521,973

TIME DEPOSITS — 4.6%
6,104,358	Bank of America — London, 0.030% due 12/3/12	6,104,358
2,512,997	JPMorgan Chase & Co. — London, 0.030% due 12/3/12	2,512,997
2,020,781	Wells Fargo — Grand Cayman, 0.030% due 12/3/12	2,020,781

	TOTAL TIME DEPOSITS (Cost — $10,638,136)	10,638,136

	TOTAL SHORT-TERM INVESTMENTS (Cost — $38,160,109)	38,160,109

	TOTAL INVESTMENTS — 113.2% (Cost — $219,963,166#)	262,793,053

	Liabilities in Excess of Other Assets — (13.2)%	(30,742,946)

	TOTAL NET ASSETS — 100.0%	$232,050,107

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.6%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts

PLC	—	Public Limited Company

REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^

Industrials	20.9%
Information Technology	17.3
Health Care	16.0
Consumer Discretionary	14.5
Energy	6.6
Financials	4.8
Consumer Staples	2.7
Materials	2.3
Telecommunication Services	0.4
Short-Term Investments	14.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 97.0%

CONSUMER DISCRETIONARY — 16.5%

Auto Components — 1.7%
8,100	Autoliv Inc.(a)	$488,916
37,100	Dana Holding Corp.	526,078
301,645	Modine Manufacturing Co.*	2,232,173

	Total Auto Components	3,247,167

Automobiles — 1.1%
56,629	Thor Industries Inc.	2,137,178

Diversified Consumer Services — 1.5%
115,759	Regis Corp.	1,906,551
60,700	Service Corp. International	845,551

	Total Diversified Consumer Services	2,752,102

Hotels, Restaurants & Leisure — 4.2%
21,300	Brinker International Inc.	637,935
16,600	CEC Entertainment Inc.	519,580
23,800	Cheesecake Factory Inc. (The)(a)	813,722
9,100	Cracker Barrel Old Country Store Inc.	559,195
48,606	International Game Technology	674,165
90,516	International Speedway Corp., Class A Shares	2,428,545
58,319	Marriott Vacations Worldwide Corp.*	2,321,679

	Total Hotels, Restaurants & Leisure	7,954,821

Household Durables — 0.7%
15,035	Harman International Industries Inc.	594,785
19,300	Meritage Homes Corp.*	675,886

	Total Household Durables	1,270,671

Leisure Equipment & Products — 1.9%
107,416	Brunswick Corp.	2,768,110
12,900	Sturm Ruger & Co., Inc.(a)	755,811

	Total Leisure Equipment & Products	3,523,921

Media — 1.0%
28,000	Cinemark Holdings Inc.	761,600
33,700	Meredith Corp.(a)	1,050,766

	Total Media	1,812,366

Multiline Retail — 0.3%
20,200	Big Lots Inc.*	568,832

Specialty Retail — 3.2%
21,500	Aaron’s Inc.	617,050
14,700	Buckle Inc. (The)(a)	751,905
23,800	Cato Corp. (The), Class A Shares	691,628
11,400	Children’s Place Retail Stores Inc. (The)*	554,154
32,000	Finish Line Inc. (The), Class A Shares	660,160
6,500	Genesco Inc.*	359,645

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
9,500	Group 1 Automotive Inc.	$577,220
16,800	Men’s Wearhouse Inc. (The)	544,992
15,500	Rent-A-Center Inc.	538,780
28,600	Stage Stores Inc.	739,882

	Total Specialty Retail	6,035,416

Textiles, Apparel & Luxury Goods — 0.9%
6,000	Hanesbrands Inc.*	216,600
20,300	True Religion Apparel Inc.	529,627
23,300	Wolverine World Wide Inc.	1,008,424

	Total Textiles, Apparel & Luxury Goods	1,754,651

	TOTAL CONSUMER DISCRETIONARY	31,057,125

CONSUMER STAPLES — 2.8%

Food & Staples Retailing — 1.6%
15,700	Andersons Inc. (The)	662,226
5,078	Casey’s General Stores Inc.	250,853
40,700	Harris Teeter Supermarkets Inc.	1,546,193
13,600	Weis Markets Inc.	531,896

	Total Food & Staples Retailing	2,991,168

Food Products — 0.7%
13,700	Cal-Maine Foods Inc.	629,789
10,500	Ingredion Inc.	681,975

	Total Food Products	1,311,764

Household Products — 0.2%
29,500	Central Garden & Pet Co.*	330,400

Tobacco — 0.3%
12,100	Universal Corp.	603,790

	TOTAL CONSUMER STAPLES	5,237,122

ENERGY — 4.7%

Energy Equipment & Services — 1.5%
11,900	Bristow Group Inc.	619,990
63,100	Helix Energy Solutions Group Inc.*	1,104,881
40,100	Patterson-UTI Energy Inc.(a)	712,176
10,400	Tidewater Inc.	466,544

	Total Energy Equipment & Services	2,903,591

Oil, Gas & Consumable Fuels — 3.2%
18,200	Berry Petroleum Co., Class A Shares	566,202
8,500	Cimarex Energy Co.	511,020
16,800	CVR Energy Inc.*	768,432
13,200	Energen Corp.	587,796
37,800	Forest Oil Corp.*	240,786
12,700	HollyFrontier Corp.	575,691
4,100	Ship Finance International Ltd.	66,379
9,000	Western Refining Inc.	261,450
38,300	Whiting Petroleum Corp.*	1,606,302

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
20,300	World Fuel Services Corp.	$790,685

	Total Oil, Gas & Consumable Fuels	5,974,743

	TOTAL ENERGY	8,878,334

FINANCIALS — 21.7%

Capital Markets — 1.9%
132,148	KBW Inc.	2,279,553
16,000	Raymond James Financial Inc.	604,000
27,800	SEI Investments Co.	611,878

	Total Capital Markets	3,495,431

Commercial Banks — 8.2%
36,900	Bank of Hawaii Corp.	1,604,043
64,600	Boston Private Financial Holdings Inc.	596,258
129,588	Cathay General Bancorp	2,319,625
39,500	Community Bank System Inc.	1,061,760
26,300	CVB Financial Corp.	267,208
72,085	East West Bancorp Inc.	1,524,598
49,800	First Financial Bancorp	723,594
35,300	First Midwest Bancorp Inc.	441,250
75,900	First Niagara Financial Group Inc.	572,286
13,200	FirstMerit Corp.	185,856
65,100	Fulton Financial Corp.	633,423
35,441	Hancock Holding Co.	1,113,556
34,100	Independent Bank Corp.(a)	978,670
45,500	NBT Bancorp Inc.	899,535
48,700	Old National Bancorp	571,738
14,900	Prosperity Bancshares Inc.	612,837
22,600	S & T Bancorp Inc.	383,522
25,200	Trustmark Corp.	559,944
24,800	WesBanco Inc.	523,528

	Total Commercial Banks	15,573,231

Consumer Finance — 0.3%
15,600	Cash America International Inc.	580,944

Insurance — 6.0%
16,900	American Financial Group Inc.	670,085
90,516	AMERISAFE Inc.*	2,342,554
21,600	Infinity Property & Casualty Corp.	1,181,952
159,600	Maiden Holdings Ltd.	1,433,208
77,962	National Interstate Corp.	2,046,503
35,500	Platinum Underwriters Holdings Ltd.	1,580,460
57,300	Selective Insurance Group Inc.	1,070,364
9,900	StanCorp Financial Group Inc.	336,699
17,246	Validus Holdings Ltd.	611,543

	Total Insurance	11,273,368

Real Estate Investment Trusts (REITs) — 4.6%
12,200	American Realty Capital Trust Inc.	142,252
271,673	Ashford Hospitality Trust Inc.	2,458,640
42,464	Brandywine Realty Trust	506,596
41,300	Education Realty Trust Inc.	425,803

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
57,800	Franklin Street Properties Corp.	$667,590
13,200	Government Properties Income Trust(a)	304,260
22,800	Hatteras Financial Corp.	607,848
16,900	Highwoods Properties Inc.	544,856
26,000	Omega Healthcare Investors Inc.	595,920
9,000	PS Business Parks Inc.	580,410
54,117	Retail Properties of America Inc., Class A Shares	664,557
25,723	Starwood Property Trust Inc.	588,028
18,600	Washington Real Estate Investment Trust	482,112

	Total Real Estate Investment Trusts (REITs)	8,568,872

Real Estate Management & Development — 0.4%
22,500	Alexander & Baldwin Inc.*	671,850

Thrifts & Mortgage Finance — 0.3%
37,500	Washington Federal Inc.	602,625

	TOTAL FINANCIALS	40,766,321

HEALTH CARE — 4.8%

Health Care Equipment & Supplies — 3.3%
13,500	Cooper Cos., Inc. (The)	1,281,690
8,700	Haemonetics Corp.*	704,961
28,500	Invacare Corp.	402,705
36,900	STERIS Corp.	1,260,873
22,100	Teleflex Inc.	1,529,320
21,748	West Pharmaceutical Services Inc.	1,175,044

	Total Health Care Equipment & Supplies	6,354,593

Health Care Providers & Services — 1.1%
44,250	Owens & Minor Inc.(a)	1,211,565
18,100	Universal Health Services Inc., Class B Shares	815,767

	Total Health Care Providers & Services	2,027,332

Life Sciences Tools & Services — 0.4%
21,800	PerkinElmer Inc.	689,970

	TOTAL HEALTH CARE	9,071,895

INDUSTRIALS — 23.6%

Aerospace & Defense — 1.0%
12,600	Alliant Techsystems Inc.	756,000
20,100	Curtiss-Wright Corp.	637,773
14,400	Elbit Systems Ltd.	543,456

	Total Aerospace & Defense	1,937,229

Commercial Services & Supplies — 5.5%
363,628	ACCO Brands Corp.*	2,450,853
40,100	Brink’s Co. (The)	1,101,146
35,900	Ennis Inc.	546,398
32,800	Knoll Inc.	471,008
162,878	Schawk Inc., Class A Shares	1,956,165
9,500	UniFirst Corp.	670,415

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
18,200	United Stationers Inc.	$558,558
114,971	Viad Corp.	2,584,548

	Total Commercial Services & Supplies	10,339,091

Construction & Engineering — 1.6%
28,300	Chicago Bridge & Iron Co. NV, Class NY Shares	1,149,829
146,579	Great Lakes Dredge & Dock Corp.	1,294,293
19,400	KBR Inc.	539,320

	Total Construction & Engineering	2,983,442

Electrical Equipment — 2.1%
17,400	Belden Inc.	655,632
61,237	EnerSys Inc.*	2,133,497
16,900	Regal-Beloit Corp.	1,178,775

	Total Electrical Equipment	3,967,904

Machinery — 9.8%
28,800	Actuant Corp., Class A Shares	828,576
32,800	Altra Holdings Inc.	616,968
27,000	Barnes Group Inc.	569,430
125,294	Briggs & Stratton Corp.	2,542,215
15,500	Crane Co.	657,820
158,410	Douglas Dynamics Inc.	2,277,936
15,100	Gardner Denver Inc.	1,054,735
115,800	Harsco Corp.	2,333,370
28,894	ITT Corp.	646,359
146,962	John Bean Technologies Corp.	2,394,011
17,300	Kennametal Inc.	659,476
466,522	Mueller Water Products Inc., Class A Shares	2,603,193
29,500	Titan International Inc.(a)	599,735
5,500	Valmont Industries Inc.	768,130

	Total Machinery	18,551,954

Marine — 0.6%
9,500	Kirby Corp.*	549,860
24,700	Matson Inc.	568,100

	Total Marine	1,117,960

Road & Rail — 1.6%
21,600	Saia Inc.*	467,856
115,974	Werner Enterprises Inc.	2,515,476

	Total Road & Rail	2,983,332

Trading Companies & Distributors — 1.4%
17,600	TAL International Group Inc.(a)	599,280
47,600	United Rentals Inc.*	1,976,828

	Total Trading Companies & Distributors	2,576,108

	TOTAL INDUSTRIALS	44,457,020

INFORMATION TECHNOLOGY — 8.3%

Communications Equipment — 0.6%
14,000	Black Box Corp.	345,100

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
132,200	Brocade Communications Systems Inc.*	$750,896

	Total Communications Equipment	1,095,996

Computers & Peripherals — 0.5%
18,500	Diebold Inc.	553,335
25,800	Electronics for Imaging Inc.*	473,688

	Total Computers & Peripherals	1,027,023

Electronic Equipment, Instruments & Components — 1.5%
57,500	AVX Corp.	586,500
26,700	Jabil Circuit Inc.	507,300
17,000	Tech Data Corp.*	750,890
100,100	Vishay Intertechnology Inc.*	970,970

	Total Electronic Equipment, Instruments & Components	2,815,660

Internet Software & Services — 0.3%
20,000	j2 Global Inc.	604,800

IT Services — 0.9%
393,456	Lionbridge Technologies Inc.*	1,617,104

Semiconductors & Semiconductor Equipment — 1.8%
17,733	Brooks Automation Inc.	136,544
46,200	Cirrus Logic Inc.*	1,446,984
107,900	ON Semiconductor Corp.*	715,377
87,500	RF Micro Devices Inc.*	378,000
47,700	Teradyne Inc.*	746,028

	Total Semiconductors & Semiconductor Equipment	3,422,933

Software — 2.7%
110,500	Compuware Corp.*	1,033,175
13,600	Fair Isaac Corp.	582,352
25,300	NetScout Systems Inc.*	635,536
47,200	Parametric Technology Corp.*	955,328
11,120	QAD Inc., Class A Shares*	146,562
2,780	QAD Inc., Class B Shares*	34,569
47,600	Synopsys Inc.*	1,561,280

	Total Software	4,948,802

	TOTAL INFORMATION TECHNOLOGY	15,532,318

MATERIALS — 11.0%

Chemicals — 6.4%
19,300	Albemarle Corp.	1,153,947
16,000	Cabot Corp.	603,680
21,300	Chemtura Corp.*	432,816
17,300	Cytec Industries Inc.	1,187,472
30,525	Georgia Gulf Corp.(a)	1,399,877
30,200	HB Fuller Co.	992,070
12,600	Innophos Holdings Inc.	603,666
107,893	Kraton Performance Polymers Inc.*	2,534,406
22,000	Methanex Corp.	665,280
2,500	NewMarket Corp.	663,375
25,600	Olin Corp.	530,688

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
16,800	Sensient Technologies Corp.	$608,160
12,600	Valspar Corp.	791,028

	Total Chemicals	12,166,465

Construction Materials — 0.7%
165,200	Headwaters Inc.*	1,255,520

Containers & Packaging — 1.6%
82,645	Myers Industries Inc.	1,228,931
8,200	Rock-Tenn Co., Class A Shares	533,328
13,700	Silgan Holdings Inc.	609,376
19,700	Sonoco Products Co.	592,379

	Total Containers & Packaging	2,964,014

Metals & Mining — 1.7%
53,400	HudBay Minerals Inc.	514,242
36,000	IAMGOLD Corp.	425,880
16,000	Kaiser Aluminum Corp.	973,920
7,900	Royal Gold Inc.	638,004
49,000	Steel Dynamics Inc.	633,080

	Total Metals & Mining	3,185,126

Paper & Forest Products — 0.6%
22,600	Buckeye Technologies Inc.	626,472
33,300	P.H. Glatfelter Co.	565,767

	Total Paper & Forest Products	1,192,239

	TOTAL MATERIALS	20,763,364

TELECOMMUNICATION SERVICES — 0.3%

Diversified Telecommunication Services — 0.3%
62,800	Premiere Global Services Inc.*	533,172

UTILITIES — 3.3%

Electric Utilities — 1.2%
35,892	El Paso Electric Co.	1,143,160
21,800	Portland General Electric Co.	589,254
19,700	Westar Energy Inc.	565,390

	Total Electric Utilities	2,297,804

Gas Utilities — 1.6%
14,600	AGL Resources Inc.	569,108
16,700	Atmos Energy Corp.	584,667
23,300	Southwest Gas Corp.	977,202
20,700	UGI Corp.	687,654

	Total Gas Utilities	2,818,631

Multi-Utilities — 0.5%
11,600	Black Hills Corp.	414,004
17,300	NorthWestern Corp.	600,137

	Total Multi-Utilities	1,014,141

	TOTAL UTILITIES	6,130,576

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
	TOTAL COMMON STOCKS (Cost — $131,859,260)	$182,427,247

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $131,859,260)	182,427,247

Face Amount
SHORT-TERM INVESTMENTS (b) — 9.0%
COMMERCIAL PAPER — 0.2%
300,000	Abbey National North America LLC, 0.200% due 12/3/12(c) (Cost — $299,995)	299,995

MONEY MARKET FUND — 4.4%
8,218,579	Invesco STIT — Government & Agency Portfolio(d) (Cost — $8,218,579)	8,218,579

TIME DEPOSITS — 4.4%
939,126	Bank of America — London, 0.030% due 12/3/12	939,126
1,431,508	Bank of New York Mellon — Grand Cayman, 0.030% due 12/3/12	1,431,508
2,983	BBH — Grand Cayman, 0.030% due 12/3/12	2,983
6,120,349	Wells Fargo — Grand Cayman, 0.030% due 12/3/12	6,120,349

	TOTAL TIME DEPOSITS (Cost — $8,493,966)	8,493,966

	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,012,540)	17,012,540

	TOTAL INVESTMENTS — 106.0% (Cost — $148,871,800#)	199,439,787

	Liabilities in Excess of Other Assets — (6.0)%	(11,372,954)

	TOTAL NET ASSETS — 100.0%	$188,066,833

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.6%.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^

Industrials	22.3%
Financials	20.4
Consumer Discretionary	15.6
Materials	10.4
Information Technology	7.8
Energy	4.5
Health Care	4.5
Utilities	3.1
Consumer Staples	2.6
Telecommunication Services	0.3
Short-Term Investments	8.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS — 94.4%

Argentina — 0.2%
13,740	MercadoLibre Inc.	$988,593

Australia — 2.4%
12,421	Abacus Property Group	26,554
8,295	Adelaide Brighton Ltd.	27,508
34,920	Aditya Birla Minerals Ltd.	15,841
139,437	Amcor Ltd.	1,148,754
215,715	APN News & Media Ltd.	67,488
179,384	Arrium Ltd.	153,398
310,711	Aspen Group	71,285
403,785	Atlas Iron Ltd.	583,206
4,062	Ausenco Ltd.	10,717
34,244	Australand Property Group	105,706
96,606	Australia & New Zealand Banking Group Ltd.	2,454,161
5,467	Australian Infrastructure Fund, Class Miscella Shares	17,959
20,954	Bank of Queensland Ltd.	153,400
103,522	Beach Energy Ltd.	155,459
57,106	BlueScope Steel Ltd.*	31,563
593,352	Cockatoo Coal Ltd.*	77,347
146,937	CSG Ltd.	73,552
360,383	Downer EDI Ltd.*	1,326,664
109,176	Emeco Holdings Ltd.	58,635
404	Flight Centre Ltd.	11,375
387,000	Grange Resources Ltd.	92,824
25,000	Hills Holdings Ltd.	23,464
90,429	Iluka Resources Ltd.	776,121
5,637	Kingsgate Consolidated Ltd.	28,570
1,009,954	Mount Gibson Iron Ltd.	679,334
56,665	Myer Holdings Ltd.	128,232
51,931	National Australia Bank Ltd.	1,315,997
65,016	Newcrest Mining Ltd.	1,739,120
12,175	Nufarm Ltd.	74,149
4,753	Panoramic Resources Ltd.	2,602
16,320	Primary Health Care Ltd.	68,077
58,113	Programmed Maintenance Services Ltd.	116,661
43,506	Seven West Media Ltd.	73,727
3,388	Skilled Group Ltd.	8,126
64,136	Spark Infrastructure Group(a)	109,356
81,483	Tassal Group Ltd.	120,664
252,112	Toll Holdings Ltd.	1,222,555
80,627	Transfield Services Ltd.	142,939

	Total Australia	13,293,090

Austria — 0.0%
426	AMAG Austria Metall AG(a)	11,876
558	Austria Technologie & Systemtechnik AG	5,924
5,687	EVN AG	85,006
109	Oesterreichische Post AG	4,386

	Total Austria	107,192

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Belgium — 0.8%
35,981	Anheuser-Busch InBev NV	$3,154,370
440	Arseus NV	8,254
4,746	Cie Maritime Belge SA	89,401
496	Cofinimmo	56,136
2,975	Exmar NV	22,254
57	Gimv NV	2,773
724	NV Bekaert SA	17,274
9,405	Recticel SA	59,951
565	Tessenderlo Chemie NV	17,074
20,510	UCB SA	1,164,512

	Total Belgium	4,591,999

Bermuda — 0.0%
21,672	Catlin Group Ltd.	167,679
4,183	Hiscox Ltd.	32,230

	Total Bermuda	199,909

Brazil — 1.8%
82,320	Banco do Brasil SA, ADR(b)	864,360
207,900	BM&FBovespa SA	1,263,638
96,700	BR Malls Participações SA	1,256,528
17,999	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(b)	778,997
48,900	Embraer SA, ADR	1,219,077
97,800	Itaú Unibanco Holding SA, ADR	1,481,670
70,500	Natura Cosméticos SA	1,887,564
66,983	Petróleo Brasileiro SA, ADR	1,203,685

	Total Brazil	9,955,519

Canada — 2.5%
40,552	Canadian National Railway Co.	3,646,125
42,439	Cenovus Energy Inc.	1,425,530
29,892	First Quantum Minerals Ltd.	614,003
31,890	Imax Corp.(b)*	690,419
59,568	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	2,294,559
62,483	Suncor Energy Inc.	2,042,187
40,400	Teck Resources Ltd., Class B Shares	1,368,023
19,087	Toronto-Dominion Bank (The)	1,594,763

	Total Canada	13,675,609

China — 2.9%
2,000	AAC Technologies Holdings Inc.	7,510
30,994	Baidu Inc., ADR*	2,985,032
639,930	China Merchants Bank Co., Ltd., Class H Shares	1,223,688
99,000	China XLX Fertiliser Ltd.	22,707
2,744,715	CNOOC Ltd.	5,843,473
4,957,117	Industrial & Commercial Bank of China, Class H Shares	3,345,190
377,096	Sinopharm Group Co., Class H Shares	1,165,326
43,837	Tencent Holdings Ltd.	1,427,644

	Total China	16,020,570

Denmark — 1.0%
1,420	Dfds AS	64,381
2,030	East Asiatic Co., Ltd. AS	37,346
900	Jyske Bank AS*	25,738

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
31,290	Novo Nordisk AS, Class B Shares	$4,970,693
2,667	Pandora AS	57,343
5,297	Schouw & Co.	121,003

	Total Denmark	5,276,504

Finland — 0.3%
2,261	Cramo Oyj	23,295
5,547	HKScan Oyj, Class A Shares	26,555
41,090	Oriola-KD Oyj, Class B Shares	112,788
9,828	Outokumpu Oyj*	9,154
14,203	Sanoma Oyj(b)	135,896
7,288	Tieto Oyj	139,939
118,337	UPM-Kymmene Oyj	1,331,621
1,716	YIT Oyj	31,856

	Total Finland	1,811,104

France — 8.6%
46,479	Acanthe Developpement SA(b)	26,604
2,187	Air France-KLM*	20,052
26,203	Air Liquide SA	3,201,155
12,198	Arkema SA	1,248,048
106,293	BNP Paribas SA	5,938,288
2,832	Boiron SA	96,340
11,512	Casino Guichard Perrachon SA	1,045,472
3,246	Cegid Group	61,525
45,116	Cie de Saint-Gobain	1,800,652
2,607	Cie des Alpes	44,971
33,713	Cie Générale des Établissements Michelin, Class B Shares	3,136,231
14,276	Cie Générale d’Optique Essilor International SA	1,378,945
1,753	Ciments Français SA	97,262
6,044	Crédit Agricole Nord de France	84,130
70	Derichebourg SA	189
877	Devoteam SA	9,481
4,146	Eiffage SA	165,851
45	Euler Hermes SA	3,571
120,297	GDF Suez	2,706,570
10,733	Jacquet Metal Service	107,791
13,569	L’Oréal SA	1,841,977
31,160	LVMH Moët Hennessy Louis Vuitton SA	5,468,313
3,571	Maisons France Confort	113,815
2,072	Nexity SA	64,947
7,830	Pernod-Ricard SA	886,797
46,842	Publicis Groupe SA	2,650,444
3,220	Rallye SA	96,324
46,159	Safran SA	1,890,919
57,468	Sanofi	5,133,030
41,155	Schneider Electric SA	2,893,223
476	Societe de la Tour Eiffel	28,596
43,186	Total SA	2,161,551
3,797	Unibail-Rodamco SE	891,336
1,529	Valeo SA	72,502
84,632	Veolia Environnement SA	920,417
62,561	Vivendi SA	1,344,490

	Total France	47,631,809

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Germany — 10.0%
61,369	Adidas AG	$5,398,437
39,757	Allianz SE	5,169,402
3,500	Asian Bamboo AG	28,489
1,366	Aurubis AG	86,826
14,300	Balda AG	59,250
28,604	BASF SE	2,563,834
19,118	Bayer AG	1,729,751
22,401	Bayerische Motoren Werke AG	1,987,156
71	Bilfinger SE	6,941
254	Cewe Color Holding AG	10,556
39,755	Daimler AG, Registered Shares	1,964,222
46,500	Deutsche Bank AG	2,053,093
68,420	Deutsche Lufthansa AG	1,135,737
8,267	Freenet AG	154,005
41,911	Fresenius Medical Care AG & Co. KGaA	2,878,763
88,261	GEA Group AG	2,884,821
1,071	Grammer AG	21,825
34,087	Hannover Rüeckversicherung AG	2,512,075
2,366	Indus Holding AG	61,082
289,431	Infineon Technologies AG	2,219,967
13,220	Jenoptik AG	135,674
40,046	Kabel Deutschland Holding AG	2,896,529
6,662	Kontron AG	31,676
2,906	Leoni AG	100,843
5,956	Linde AG	1,030,118
50,230	Metro AG	1,406,861
7,042	MLP AG	51,301
3,537	Rheinmetall AG	163,783
1,782	Rhoen Klinikum AG	36,523
43,827	SAP AG	3,423,153
54,470	Siemens AG	5,619,199
5,988	Sixt AG	115,445
3,007	Stada Arzneimittel AG	89,346
29,726	Symrise AG	1,035,404
380,951	Telefonica Deutschland Holding AG(a)*	2,809,934
13,556	Volkswagen AG	2,758,114
4,726	Wacker Neuson SE	58,929
6	Wincor Nixdorf AG	253

	Total Germany	54,689,317

Greece — 0.0%
9,064	Eurobank Properties Real Estate Investment Co.	58,957
8,227	Hellenic Petroleum SA	68,496
7,498	Metka SA	77,057
5,855	Motor Oil Hellas Corinth Refineries SA	57,964

	Total Greece	262,474

Hong Kong — 3.0%
1,241,113	AIA Group Ltd.	4,852,259
132,000	Century City International Holdings Ltd.	9,197
87,500	China Mobile Ltd.	998,045
165,200	China Resources Enterprise Ltd.	589,380
564,000	China Unicom Hong Kong Ltd.	880,551

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
330,000	City Telecom HK Ltd.	$82,605
748,000	COSCO Pacific Ltd.	1,050,075
1,847,598	CSI Properties Ltd.	75,094
80,000	Dickson Concepts International Ltd.	41,909
468,000	Emperor International Holdings	132,245
102,000	Glorious Sun Enterprises Ltd.	28,296
343,000	Hang Lung Properties Ltd.	1,254,692
169,400	Hong Kong Exchanges & Clearing Ltd.	2,699,419
70,110	Jardine Strategic Holdings Ltd.	2,385,142
84,000	Norstar Founders Group Ltd.(c)(d)*	0
1,106,000	Pacific Andes International Holdings Ltd.	57,796
262,000	Regal Hotels International Holdings Ltd.	117,644
282,000	Samson Holding Ltd.	39,297
96,000	SOCAM Development Ltd.	102,315
75,900	Swire Pacific Ltd., Class A Shares	932,817
246,000	Truly International Holdings	43,486
476,000	Victory City International Holdings Ltd.	43,607
36,000	VST Holdings Ltd.	7,525

	Total Hong Kong	16,423,396

Ireland — 2.3%
49,662	Accenture PLC, Class A Shares	3,373,043
35,483	Aer Lingus Group PLC	50,314
26,528	Beazley PLC	74,949
4,686	C&C Group PLC	24,963
40,300	Covidien PLC	2,341,833
755	FBD Holdings PLC	10,411
76,028	Greencore Group PLC	110,873
70,050	Henderson Group PLC	134,374
60,652	Seagate Technology PLC(b)	1,522,365
122,799	Shire PLC	3,554,056
3,683	Smurfit Kappa Group PLC	43,456
103,623	Total Produce PLC	71,446
15,451	United Drug PLC	64,131
89,134	WPP PLC	1,222,725

	Total Ireland	12,598,939

Isle of Man — 0.0%
19,873	Playtech Ltd.	133,759

Israel — 2.0%
20,450	Alony Hetz Properties & Investments Ltd.	114,788
122,617	Check Point Software Technologies Ltd.*	5,661,227
30,450	Clal Industries Ltd.	108,462
1,653	Gilat Satellite Networks Ltd.*	8,719
3,404	Israel Land Development Co., Ltd. (The)	11,250
2,547	Norstar Holdings Inc.	60,460
53	Paz Oil Co., Ltd.	7,386
124,533	Teva Pharmaceutical Industries Ltd., ADR	5,024,907

	Total Israel	10,997,199

Italy — 0.4%
2,187	Autostrada Torino-Milano SpA	20,342
43,318	Banca Popolare di Milano Scarl*	22,885

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
19,826	Beni Stabili SpA	$11,348
53,959	Immobiliare Grande Distribuzione	52,646
229,711	IMMSI SpA	122,132
17,924	Indesit Co. SpA	130,344
50,368	Italcementi SpA	118,074
38,435	KME Group SpA*	16,275
4,825	Lottomatica Group SpA	106,267
12,505	Mediaset SpA	20,660
2,831	Società Iniziative Autostradali e Servizi SpA	24,380
1,600,107	Telecom Italia SpA	1,458,147

	Total Italy	2,103,500

Japan — 11.2%
34,000	77 Bank Ltd. (The)	138,826
24,000	Airport Facilities Co., Ltd.	110,208
4,000	Alpha Systems Inc.	47,495
1,700	Aoyama Trading Co., Ltd.	30,875
16,000	ASKA Pharmaceutical Co., Ltd.	83,746
37,200	Astellas Pharma Inc.	1,879,494
26,000	Bank of Saga Ltd. (The)	57,018
41,600	Bridgestone Corp.	1,002,513
35,900	Canon Inc.	1,254,010
1,900	Canon Marketing Japan Inc.	27,371
3,600	Cawachi Ltd.	69,658
2,400	Chori Co., Ltd.	25,647
69,000	Chuetsu Pulp & Paper Co., Ltd.	117,041
1,000	Coca-Cola Central Japan Co., Ltd.	12,455
194	Dai-ichi Life Insurance Co., Ltd. (The)	219,538
2,000	Daishi Bank Ltd. (The)	6,955
800	DCM Holdings Co., Ltd.	5,147
52,500	Dena Co., Ltd.	1,924,184
20,000	DIC Corp.	35,864
4,200	EDION Corp.	16,386
38,620	FANUC Corp.	6,504,125
9,100	Ferrotec Corp.	31,533
31,000	Fuso Pharmaceutical Industries Ltd.	110,426
12,900	Hakuto Co., Ltd.	116,910
12,000	Hanwa Co., Ltd.	39,547
151	Heiwa Real Estate REIT Inc., Class A Shares(b)	98,794
2,600	Heiwado Co., Ltd.	36,070
54,000	Higashi-Nippon Bank Ltd. (The)	115,151
400	Hogy Medical Co., Ltd.	19,604
91,400	Honda Motor Co., Ltd.	3,025,441
63,900	Hoya Corp.	1,225,586
18,900	Inabata & Co., Ltd.	118,619
28,000	Jaccs Co., Ltd.	108,221
2,000	Japan Pulp & Paper Co., Ltd.	6,470
15,000	Japan Vilene Co., Ltd.	61,065
46,000	J-Oil Mills Inc.	120,943
90,000	JSR Corp.	1,661,840
8,300	Kaga Electronics Co., Ltd.	75,724
27,000	Kandenko Co., Ltd.	117,441
29,714	KDDI Corp.	2,196,103
19	Kenedix Realty Investment Corp., Class A Shares	62,961
300	Kissei Pharmaceutical Co., Ltd.	5,619

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
12,300	Kojima Co., Ltd.	$38,747
217,226	Komatsu Ltd.	4,861,167
9,800	Konaka Co., Ltd.	71,599
30,000	Kurabo Industries Ltd.	47,616
74,200	Kuraray Co., Ltd.	912,498
4,000	Kyodo Printing Co., Ltd.	11,001
300	KYORIN Holdings Inc.	6,375
129,000	Marubeni Corp.	848,694
17,000	Marudai Food Co., Ltd.	58,702
8,000	Maruzen Showa Unyu Co., Ltd.	22,584
48	MID Reit Inc., Class A Shares	119,571
10,000	Mie Bank Ltd. (The)	21,082
14,300	Mikuni Coca-Cola Bottling Co., Ltd.	119,030
9,000	Mimasu Semiconductor Industry Co., Ltd.	68,153
171,800	Mitsubishi Corp.	3,249,286
170,000	Mitsubishi Electric Corp.	1,322,348
23,000	Mitsui Home Co., Ltd.	111,747
47,000	Miyazaki Bank Ltd. (The)	117,877
12,600	Nagase & Co., Ltd.	136,480
32,800	Namura Shipbuilding Co., Ltd.	97,365
8,100	NEC Capital Solutions Ltd.	112,665
12,000	Nice Holdings Inc.	27,915
23,000	Nihon Yamamura Glass Co., Ltd.	48,767
9,000	Nippon Beet Sugar Manufacturing Co., Ltd.	17,120
13,000	Nippon Road Co., Ltd. (The)	49,300
41,000	Nippon Steel Trading Co., Ltd.	94,384
41,200	Nippon Telegraph & Telephone Corp.	1,839,486
232,600	Nissan Motor Co., Ltd.	2,251,740
5,000	Nissin Corp.	11,934
49,750	NKSJ Holdings Inc.	942,137
1,000	Nohmi Bosai Ltd.	6,300
37,500	Nomura Research Institute Ltd.	722,875
8,000	Oita Bank Ltd. (The)	27,915
9,700	Onoken Co., Ltd.	75,687
11	Orix JREIT Inc., Class A Shares	54,977
11,700	Otsuka Kagu Ltd.	114,824
7,900	Paltac Corp.	93,707
222,000	Rakuten Inc.	1,869,389
200	Riso Kagaku Corp.	3,771
12,000	Ryoyo Electro Corp.	113,116
7,500	S Foods Inc.	69,789
19,000	Sakai Chemical Industry Co., Ltd.	51,566
11,000	San-Ai Oil Co., Ltd.	48,246
25,000	Sanki Engineering Co., Ltd.	117,829
11,700	Sanoh Industrial Co., Ltd.	71,588
7,800	Sanshin Electronics Co., Ltd.	53,018
22,000	Sanyo Shokai Ltd.	64,239
107,000	Sekisui Chemical Co., Ltd.	837,487
19,000	Senko Co., Ltd.	79,651
7,700	Senshukai Co., Ltd.	48,793
46,000	Seven & I Holdings Co., Ltd.	1,338,729
14,300	Shinko Shoji Co., Ltd.	117,817
6,000	Showa Corp.	60,047
11,000	Sinanen Co., Ltd.	45,847
600	SMC Corp.	101,193

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
69,200	Sony Financial Holdings Inc.	$1,187,220
49,000	Sumikin Bussan Corp.	122,300
94,000	Sumitomo Light Metal Industries Ltd.	77,446
78,700	Sumitomo Mitsui Financial Group Inc.	2,530,682
451,000	Sumitomo Mitsui Trust Holdings Inc.	1,366,087
30,000	Sumitomo Realty & Development Co., Ltd.	815,290
1,500	Takasago Thermal Engineering Co., Ltd.	11,068
13,000	Tenma Corp.	124,275
30,000	Toho Bank Ltd. (The)	96,323
6,100	Tohokushinsha Film Corp.	43,754
15,000	Tokyo Energy & Systems Inc.	69,243
5,800	Toppan Forms Co., Ltd.	54,110
4,400	Torii Pharmaceutical Co., Ltd.	101,717
474,000	Toshiba Corp.	1,613,788
10,700	Touei Housing Corp.	111,622
47,000	Toyo Kohan Co., Ltd.	123,572
30,000	Toyo Tire & Rubber Co., Ltd.	83,237
85,749	Toyota Motor Corp.	3,672,657
22,100	TSI Holdings Co., Ltd.	129,063
42,000	Uchida Yoko Co., Ltd.	111,953
24,100	Unicharm Corp.	1,229,309
20,200	UNY Co., Ltd.	141,218
9,000	Vital KSK Holdings Inc.	87,454
74,000	Yaskawa Electric Corp.	589,956
21,000	Yodogawa Steel Works Ltd.	67,935
7,600	Yonekyu Corp.	64,273
2,000	Yurtec Corp.	6,664

	Total Japan	61,380,610

Jersey, Channel Islands — 0.0%
16,059	Phoenix Group Holdings	129,964

Luxembourg — 0.5%
1,234	GAGFAH SA*	13,886
34,672	Millicom International Cellular SA	2,972,629

	Total Luxembourg	2,986,515

Mauritius — 0.0%
8,445	Essar Energy PLC*	16,200

Mexico — 1.3%
1,543,600	América Móvil SAB de CV	1,824,667
216,726	Grupo Financiero Santander Mexico SAB de CV, ADR*	3,166,367
782,200	Wal-Mart de Mexico SAB de CV, Class V Shares	2,457,800

	Total Mexico	7,448,834

Netherlands — 4.2%
18,946	ASML Holding NV	1,184,035
9,380	BE Semiconductor Industries NV	65,893
215	CSM NV	4,250
2,022	Heijmans NV	17,361
24,444	Heineken NV	1,612,537
545,517	ING Groep NV*	4,903,771
90,627	Koninklijke Ahold NV	1,150,200

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
131,761	Koninklijke KPN NV	$745,624
45,126	LyondellBasell Industries NV, Class A Shares	2,244,116
1,837	Mediq NV	30,935
10,708	Nieuwe Steen Investments NV	85,684
45,808	PostNL NV*	155,713
242,943	Reed Elsevier NV(b)	3,509,675
102,053	Royal Dutch Shell PLC, Class B Shares	3,523,578
2,578	Vastned Retail NV	111,981
96	Wereldhave NV	5,895
115,699	Yandex NV, Class A Shares*	2,524,552
40,400	Ziggo NV	1,265,557

	Total Netherlands	23,141,357

New Zealand — 0.0%
22,223	Air New Zealand Ltd.	23,327
72,656	New Zealand Oil & Gas Ltd.	53,028
28,241	Nuplex Industries Ltd.	68,550
2,455	Ryman Healthcare Ltd.	8,415

	Total New Zealand	153,320

Norway — 1.6%
12,868	Atea ASA	139,608
2,775	Austevoll Seafood ASA	12,728
187,169	DNB ASA	2,329,459
2,645	Fred Olsen Energy ASA	116,745
20,940	Kvaerner ASA	62,429
5,892	Petroleum Geo-Services ASA	98,692
51,558	Pronova BioPharma AS	113,692
53,351	Seadrill Ltd.	2,051,744
20,048	SpareBank 1 SMN	125,552
119,373	Statoil ASA	2,916,622
31,694	TGS Nopec Geophysical Co. ASA	1,003,612

	Total Norway	8,970,883

Portugal — 0.1%
23,548	Jeronimo Martins SGPS SA	439,438
42,453	Mota-Engil SGPS SA	75,054
37,735	Sonaecom — SGPS SA	71,180

	Total Portugal	585,672

Singapore — 0.7%
104,600	AIMS AMP Capital Industrial REIT	122,101
32,000	Cape PLC	97,179
311,000	Chip Eng Seng Corp., Ltd.	123,559
15,000	Hong Leong Asia Ltd.	20,090
19,000	Mapletree Industrial Trust	21,401
16,000	Mapletree Logistics Trust	14,548
8,444	Miclyn Express Offshore Ltd.	19,725
73,153	OM Holdings Ltd.*	17,928
7,000	Overseas Union Enterprise Ltd.	14,909
445,000	SembCorp. Industries Ltd.	1,888,265
13,000	Suntec Real Estate Investment Trust	17,252
1,000	Swiber Holdings Ltd.*	487
21,000	United Engineers Ltd.	46,103

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
79,000	United Overseas Bank Ltd.	$1,211,452
4,000	Venture Corp., Ltd.	25,624
93,000	Wing Tai Holdings Ltd.	132,939
110,000	Yanlord Land Group Ltd.*	129,756

	Total Singapore	3,903,318

South Africa — 0.2%
52,678	MTN Group Ltd.	970,135

South Korea — 2.8%
4,151	Hyundai Mobis	1,094,538
13,119	Hyundai Motor Co.	2,732,242
24,774	Kia Motors Corp.	1,416,311
4,400	Lotte Shopping Co., Ltd.	1,456,846
15,652	POSCO, ADR	1,164,352
5,710	Samsung Electronics Co., Ltd.	7,414,693

	Total South Korea	15,278,982

Spain — 0.2%
13,950	Bankinter SA	55,532
2,594	Bolsas y Mercados Españoles SA	56,237
1,724	Corp Financiera Alba SA	71,746
512	Ebro Foods SA	9,385
3,631	Grupo Catalana Occidente SA	57,061
6,826	Inditex SA	935,945
5,824	Papeles y Cartones de Europa SA	13,675
3,552	Pescanova SA	63,490

	Total Spain	1,263,071

Sweden — 1.6%
4,414	Bilia AB, Class A Shares	58,655
11,715	BillerudKorsnas AB	124,010
13,944	Byggmax Group AB	60,508
58,257	Elekta AB, Class B Shares	841,053
2,139	Fabege AB	21,984
13,032	Haldex AB	66,138
78,492	Hennes & Mauritz AB, Class B Shares	2,544,507
61,391	Hexagon AB, Class B Shares	1,517,261
7,160	JM AB	122,559
32,715	Klovern AB	125,260
2,211	NCC AB, Class A Shares	42,992
1,350	NCC AB, Class B Shares	26,189
7,059	Nolato AB, Class B Shares	81,878
2,615	Saab AB, Class B Shares	50,847
138,476	Sandvik AB	2,067,784
20,176	SSAB AB	142,232
31,800	Svenska Handelsbanken AB, Class A Shares	1,129,234
10,617	TradeDoubler AB	15,383
3,842	Vostok Nafta Investment Ltd.*	9,461

	Total Sweden	9,047,935

Switzerland — 8.4%
856	Acino Holding AG*	107,635
2,557	BKW AG	88,315

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
5,348	Clariant AG*	$64,476
199,135	Credit Suisse Group AG*	4,715,620
3,043	GAM Holding AG*	39,084
232	Helvetia Holding AG	83,886
394	Implenia AG*	16,691
91,586	Julius Baer Group Ltd.*	3,137,550
1,795	Komax Holding AG*	124,962
16,813	Lonza Group AG, Registered Shares*	810,254
153,610	Nestlé SA	10,055,529
105,642	Novartis AG	6,539,200
38,994	Roche Holding AG	7,676,746
2,511	Schweizerische National-Versicherungs-Gesellschaft AG	104,885
673	Siegfried Holding AG*	80,847
5,457	Swatch Group AG (The)	2,636,323
10,258	Syngenta AG	4,113,165
75,969	UBS AG*	1,188,937
682	Valora Holding AG	130,806
51,602	Xstrata PLC	855,064
15,257	Zurich Insurance Group AG*	3,894,528

	Total Switzerland	46,464,503

Taiwan — 0.2%
55,208	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	953,442

Thailand — 0.3%
148,100	Bangkok Bank PCL, NVDR	882,380
143,400	Kasikornbank PCL, NVDR	873,052

	Total Thailand	1,755,432

United Kingdom — 21.2%
13,623	Aero Inventory PLC(c)(d)*	0
127,530	AMEC PLC	2,133,656
27,992	Amlin PLC	173,334
1,396	Anglo Pacific Group PLC	5,397
265,488	ARM Holdings PLC	3,293,043
235,160	Aviva PLC	1,320,879
112,612	Avocet Mining PLC	120,912
864,064	Barclays PLC	3,406,376
18,000	Barratt Developments PLC*	56,278
6,790	BBA Aviation PLC	23,264
2,095	Bellway PLC	33,490
374,347	BG Group PLC	6,419,035
171,060	BHP Billiton PLC	5,378,474
1,173	Bodycote PLC	7,756
463,510	BP PLC	3,205,916
58,398	British American Tobacco PLC	3,063,996
172,064	British Sky Broadcasting Group PLC	2,092,875
226,818	Britvic PLC	1,439,409
65,562	Burberry Group PLC	1,352,204
1,372	Cairn Energy PLC*	5,908
169,688	Capita PLC	2,073,493
32,371	Carillion PLC	151,011
70,703	Carnival PLC	2,860,954
620,980	Centrica PLC	3,243,199

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
25,319	Colt Group SA*	$40,778
1,302	Computacenter PLC	8,094
9,574	Cookson Group PLC	94,051
24,592	CSR PLC	132,063
1,183	Dairy Crest Group PLC	7,077
83,714	Debenhams PLC	158,170
134,778	Diageo PLC	4,010,906
10,940	Drax Group PLC	94,848
32,177	DS Smith PLC	111,536
3,295	easyJet PLC	37,781
2,618	Electrocomponents PLC	8,840
15,294	EnQuest PLC*	27,941
30,767	Firstgroup PLC	92,004
10,592	Galliford Try PLC	124,081
66,162	GlaxoSmithKline PLC	1,414,942
8,581	Greene King PLC	84,159
1,106	Hargreaves Services PLC	13,843
6,933	Hays PLC	8,644
13,939	Hill & Smith Holdings PLC	89,017
82,293	Home Retail Group PLC	147,308
314,838	HSBC Holdings PLC	3,201,130
654,340	HSBC Holdings PLC, London Shares	6,687,002
9,290	Hunting PLC	121,186
3,238	Immunodiagnostic Systems Holdings PLC	16,203
22,273	Inchcape PLC	152,626
50,256	InterContinental Hotels Group PLC	1,343,370
31,466	Intermediate Capital Group PLC	146,890
21,765	Interserve PLC	126,927
96,714	JKX Oil & Gas PLC*	121,666
10,591	John Wood Group PLC	131,877
12,673	Keller Group PLC	131,908
971,433	Kingfisher PLC	4,327,820
42,849	Ladbrokes PLC	133,765
37,284	Laird PLC	133,002
103,511	Lookers PLC	127,729
30,723	Man Group PLC	37,813
5,558	Mapeley Ltd.(c)(d)*	0
46,520	Marston’s PLC	93,337
6,990	McBride PLC*	14,506
72,684	Mecom Group PLC	79,206
875	Millennium & Copthorne Hotels PLC	6,822
17,997	Mondi PLC	185,016
13,698	Morgan Sindall Group PLC	113,710
14,029	National Express Group PLC	39,119
15,557	Next PLC	912,719
39,999	Pace PLC	117,432
92,828	Pearson PLC	1,752,411
3,370	Persimmon PLC	43,259
4,067	Petropavlovsk PLC	22,290
13,349	Phoenix IT Group Ltd.	36,367
549,051	Premier Oil PLC*	2,959,042
1,509	Provident Financial PLC	31,123
393,964	Prudential PLC	5,713,690
83,897	Reckitt Benckiser Group PLC	5,277,129
91,476	Rio Tinto PLC	4,534,912

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
324,543	Rolls-Royce Holdings PLC*	$4,631,458
23,231,224	Rolls-Royce Holdings PLC, Class C Shares*	37,229
201,550	Royal Bank of Scotland Group PLC*	953,478
50,700	SABMiller PLC	2,297,323
134,552	Smith & Nephew PLC	1,417,743
31,969	Sportingbet PLC	22,798
25,319	St. Ives PLC	42,198
298,303	Standard Chartered PLC	6,955,562
3,622	Synergy Health PLC	57,000
7,838	TalkTalk Telecom Group PLC	27,558
45,379	Taylor Wimpey PLC	44,360
61,840	Telecity Group PLC	849,301
16,151	Tullett Prebon PLC	58,728
85,165	Tullow Oil PLC	1,879,346
47,286	Unilever PLC	1,820,950
97,529	United Utilities Group PLC	1,065,151
1,587,397	Vodafone Group PLC	4,099,467
34,554	Whitbread PLC	1,328,435
18,214	William Hill PLC	98,425
342,504	WM Morrison Supermarkets PLC	1,475,389

	Total United Kingdom	116,601,845

United States — 1.7%
16,651	Perrigo Co.	1,723,379
52,575	Schlumberger Ltd.	3,765,421
14,913	Wynn Resorts Ltd.	1,676,221
36,700	Yum! Brands Inc.	2,461,836

	Total United States	9,626,857

	TOTAL COMMON STOCKS (Cost — $456,290,433)	521,439,357

PREFERRED STOCKS — 0.6%

Germany — 0.6%
63	Draegerwerk AG & Co. KGaA, 0.250%	6,065
14,700	Volkswagen AG, 1.800%	3,183,062

	Total Germany	3,189,127

Italy — 0.0%
337	Unipol Gruppo Finanziario SpA*	552

	TOTAL PREFERRED STOCKS (Cost — $1,913,033)	3,189,679

WARRANTS — 0.2%
Luxembourg — 0.2%
641,616	Idea Cellular Ltd., expires 3/13/17* (Cost — $1,055,818)	1,145,605

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $459,259,284)	525,774,641

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (e) — 5.8%
MONEY MARKET FUND — 0.6%
$3,367,243		Invesco STIT — Government & Agency Portfolio (f) (Cost — $3,367,243)	$3,367,243

TIME DEPOSITS — 5.2%
$2,970,312		Bank of America - London, 0.030% due 12/3/12	$2,970,312
		BBH — Grand Cayman:
45,291	EUR	-0.030% due 12/3/12	58,919
93,712	CHF	0.005% due 12/3/12	101,146
6,260,510	JPY	0.010% due 12/3/12	75,852
536	SGD	0.010% due 12/3/12	439
2,157	GBP	0.071% due 12/3/12	3,459
297	CAD	0.198% due 12/3/12	299
240	SEK	0.350% due 12/3/12	36
1	NZD	1.550% due 12/3/12	1
64	AUD	2.404% due 12/3/12	67
8,962,457		JPMorgan Chase & Co. — London, 0.030% due 12/3/12	8,962,457
16,533,572		Wells Fargo - Grand Cayman, 0.030% due 12/3/12	16,533,572

		TOTAL TIME DEPOSITS (Cost — $28,706,559)	28,706,559

		TOTAL SHORT-TERM INVESTMENTS (Cost — $32,073,802)	32,073,802

		TOTAL INVESTMENTS — 101.0% (Cost — $491,333,086#)	557,848,443

		Liabilities in Excess of Other Assets — (1.0)%	(5,459,171)

		TOTAL NET ASSETS — 100.0%	$552,389,272

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.2%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

EUR	—	Euro Dollar

GBP	—	British Pound

JPY	—	Japanese Yen

NVDR	—	Non-Voting Depositary Receipt

NYSE	—	New York Stock Exchange

NZD	—	New Zealand Dollar

PCL	—	Public Company Limited

PLC	—	Public Limited Company

REIT	—	Real Estate Investment Trust

SEK	—	Swedish Krona

SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector*

Financials	19.5%
Consumer Discretionary	15.2
Industrials	10.7
Health Care	9.5
Consumer Staples	9.1
Information Technology	8.7
Energy	7.9
Materials	7.7
Telecommunication Services	4.5
Utilities	1.5
Short-Term Investments	5.7

100.0%

*	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 94.3%

Argentina — 0.2%
102,679	YPF SA, ADR	$1,167,460

Brazil — 10.9%
94,177	Banco Bradesco SA, ADR	1,585,941
973,105	Banco do Brasil SA	10,092,653
349,089	BM&FBovespa SA	2,121,800
447,400	CCR SA	3,888,409
138,700	Cia de Bebidas das Américas, ADR	5,771,307
19,500	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,586,715
39,000	Cia Siderúrgica Nacional SA, ADR	188,370
337,448	Cielo SA	8,889,458
58,900	Cosan SA Indústria e Comércio	1,095,470
66,600	Ez Tec Empreendimentos e Participações SA	814,018
191,600	Gafisa SA, ADR (a)*	754,904
35,800	Iochpe-Maxion SA	435,701
163,600	Natura Cosméticos SA	4,380,221
85,900	Obrascón Huarte Lain Brasil SA	772,592
148,958	Petróleo Brasileiro SA, ADR	2,676,775
159,129	Petróleo Brasileiro SA, Class A Shares, ADR	2,792,714
319,900	Souza Cruz SA	4,704,991
445,600	TIM Participações SA	1,586,231
41,800	Ultrapar Participações SA	870,627
242,496	Vale SA	4,316,142
608,077	Vale SA, Class B Shares, ADR	10,598,781

	Total Brazil	69,923,820

Canada — 0.7%
79,712	First Quantum Minerals Ltd.	1,637,341
144,298	Yamana Gold Inc.	2,712,802

	Total Canada	4,350,143

China — 13.4%
476,000	AAC Technologies Holdings Inc.	1,787,269
408,000	Agile Property Holdings Ltd.	549,605
70,503	Baidu Inc., ADR*	6,790,144
6,262,400	Bank of China Ltd., Class H Shares	2,642,278
1,204,500	BBMG Corp., Class H Shares	1,025,748
1,487,000	China Communications Construction Co., Ltd., Class H Shares	1,354,583
22,827,580	China Construction Bank Corp., Class H Shares	17,495,896
3,347,000	China Minsheng Banking Corp., Ltd., Class H Shares(a)	3,290,793
1,226,000	China National Building Material Co., Ltd., Class H Shares(a)	1,597,724
1,650,000	China Petroleum & Chemical Corp., Class H Shares	1,747,902
2,681,000	China Railway Construction Corp., Ltd., Class H Shares(a)	2,992,284
4,751,805	CNOOC Ltd.	10,116,549
254	Country Garden Holdings Co., Ltd.	122
600,000	Dongfeng Motor Group Co., Ltd., Class H Shares	843,855
287,000	Dongyue Group(a)	159,976
144,000	ENN Energy Holdings Ltd.	648,452
8,224,590	Evergrande Real Estate Group Ltd.(a)	4,106,909
181,000	Great Wall Motor Co., Ltd., Class H Shares	596,705
517,600	Guangzhou R&F Properties Co., Ltd., Class H Shares	882,908

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
73,000	Hengan International Group Co., Ltd.	$661,697
644,000	Huaneng Power International Inc., Class H Shares	548,428
10,359,050	Industrial & Commercial Bank of China, Ltd, Class H Shares	6,990,552
50,800	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	282,296
1,231,000	Jiangxi Copper Co., Ltd., Class H Shares	3,157,652
43,700	NetEase Inc., ADR*	1,916,682
975,500	PetroChina Co., Ltd., Class H Shares	1,301,481
706,000	PICC Property & Casualty Co., Ltd., Class H Shares	910,039
129,900	Tencent Holdings Ltd.	4,230,468
527,800	Weichai Power Co., Ltd., Class H Shares(a)	1,985,171
252,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	385,634
350,000	Zhejiang Expressway Co., Ltd., Class H Shares	267,350
4,006,000	Zijin Mining Group Co., Ltd., Class H Shares(a)	1,617,876
2,003,000	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(a)	2,576,713

	Total China	85,461,741

Colombia — 0.9%
272,247	Pacific Rubiales Energy Corp.	5,940,283

Cyprus — 0.1%
58,441	Globaltrans Investment PLC, GDR	895,316

Czech Republic — 0.1%
1,393	Komerční Banka AS	277,882
13,619	Telefónica Czech Republic AS	242,833

	Total Czech Republic	520,715

Egypt — 1.1%
497,418	Commercial International Bank Egypt SAE	2,616,918
63,217	Eastern Tobacco	982,755
85,918	Orascom Construction Industries*	3,072,016
486,431	Orascom Telecom Holding SAE*	273,821

	Total Egypt	6,945,510

Hong Kong — 3.5%
420,000	China Mobile Ltd.	4,790,617
109,613	China Mobile Ltd., ADR	6,239,172
789,000	China Overseas Land & Investment Ltd.	2,341,503
704,000	China Resources Land Ltd.	1,889,409
608,000	COSCO Pacific Ltd.	853,537
594,000	Guangdong Investment Ltd.	482,855
3,899,200	Huabao International Holdings Ltd.(a)	1,760,895
106,000	Shanghai Industrial Holdings Ltd.	347,400
1,279,000	Shimao Property Holdings Ltd.	2,590,956
1,748,000	Shougang Fushan Resources Group Ltd.	636,034
1,454,000	Yuexiu Property Co., Ltd.	469,023

	Total Hong Kong	22,401,401

Hungary — 0.7%
248,722	OTP Bank PLC	4,698,300

India — 4.3%
52,834	Ambuja Cements Ltd., GDR(b)	202,249
80,303	Dr. Reddy’s Laboratories Ltd., ADR	2,693,363

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
10,240	GAIL India Ltd., GDR(b)	$419,430
134,973	HDFC Bank Ltd., ADR	5,685,062
144,926	ICICI Bank Ltd., ADR	5,940,516
70,875	Infosys Ltd., ADR(a)	3,150,394
171,061	ITC Ltd., GDR*	940,151
7,412	Larsen & Toubro Ltd., GDR	227,697
62,118	Mahindra & Mahindra Ltd., GDR	1,065,945
52,252	Reliance Industries Ltd., London Shares, GDR(c)	1,537,776
11,271	State Bank of India Ltd., London Shares, GDR	924,222
71,718	Sterlite Industries India Ltd., ADR(a)	565,855
149,068	Tata Motors Ltd., ADR(a)	3,737,135
2,400	Ultratech Cement Ltd., GDR	86,448
12,309	Wipro Ltd., ADR(a)	107,704

	Total India	27,283,947

Indonesia — 2.9%
5,647,162	Bank Mandiri Persero Tbk PT	4,856,318
85,500	Indo Tambangraya Megah Tbk PT	349,807
494,000	Perusahaan Gas Negara PT	233,007
1,570,000	Semen Gresik Persero Tbk PT	2,422,057
642,000	Tambang Batubara Bukit Asam Tbk PT	936,884
549,996	Telekomunikasi Indonesia Persero Tbk PT	515,971
174,800	Telekomunikasi Indonesia Persero Tbk PT, ADR	6,649,391
1,600,378	United Tractors Tbk PT	2,844,264

	Total Indonesia	18,807,699

Luxembourg — 0.2%
48,579	Oriflame Cosmetics SA	1,364,005

Macau — 0.4%
874,800	Wynn Macau Ltd.	2,494,543

Malaysia — 0.7%
218,000	Alliance Financial Group Bhd	294,037
117,400	British American Tobacco Malaysia Bhd	2,054,670
78,300	Genting Bhd	231,828
249,000	Malayan Banking Bhd	741,327
112,300	Tenaga Nasional Bhd	256,390
243,300	UMW Holdings Bhd	850,019

	Total Malaysia	4,428,271

Mexico — 3.8%
298,500	Alfa SAB de CV, Class A Shares	622,287
410,341	América Móvil SAB de CV, Class L Shares, ADR	9,679,943
56,600	Cemex SAB de CV, ADR*	503,740
2,400	Fomento Económico Mexicano SAB de CV, ADR	235,392
130,700	Grupo Financiero Banorte SAB de CV, Class O Shares	746,794
2,197,745	Grupo México SAB de CV, Class B Shares	7,230,628
124,300	Grupo Televisa SAB, ADR	2,942,181
977,600	Kimberly-Clark de México SAB de CV, Class A Shares	2,391,432

	Total Mexico	24,352,397

Netherlands — 0.2%
71,195	Yandex NV, Class A Shares*	1,553,475

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Pakistan — 0.6%
964,962	Oil & Gas Development Co., Ltd.	$1,873,373
1,183,130	Pakistan Petroleum Ltd.	2,137,670

	Total Pakistan	4,011,043

Peru — 1.2%
98,683	Cia de Minas Buenaventura SA, ADR	3,233,842
33,021	Credicorp Ltd.	4,619,638

	Total Peru	7,853,480

Philippines — 1.4%
405,100	Aboitiz Power Corp.	352,239
254,574	Bank of the Philippine Islands	555,729
402,040	DMCI Holdings Inc.	540,392
99,010	First Philippine Holdings Corp.	223,422
315,716	Metropolitan Bank & Trust	772,834
99,300	Philippine Long Distance Telephone Co., ADR	6,178,447
28,450	SM Investments Corp.	611,986

	Total Philippines	9,235,049

Poland — 0.8%
73,922	KGHM Polska Miedź SA	4,187,293
19,092	Polski Koncern Naftowy Orlen SA*	276,568
7,781	Powszechny Zakład Ubezpieczeń SA	973,504

	Total Poland	5,437,365

Russia — 9.2%
787,143	Gazprom OAO, ADR	6,997,702
184,907	Gazprom OAO, London Shares, ADR	1,645,672
50,356	Lukoil OAO	3,122,072
8,000	Lukoil OAO, ADR	503,440
96,013	Lukoil OAO, London Shares, ADR	6,044,018
69,273	Magnit OJSC, GDR(c)	2,443,951
20,461	Magnit OJSC, GDR	721,864
112,900	MegaFon OAO*	2,390,093
22,500	MegaFon OAO, GDR*	473,625
101,090	MMC Norilsk Nickel OJSC, ADR	1,603,287
515,698	Mobile Telesystems OJSC, ADR	8,988,617
15,572	NovaTek OAO, GDR	1,708,248
350,463	Rosneft Oil Co., GDR	2,733,611
5,184,156	Sberbank of Russia	15,241,420
27,599	Severstal OAO	408,465
17,051	Tatneft OAO, ADR	674,879
729,267	TNK-BP Holding	1,494,997
53,438	Uralkali OJSC, GDR	1,978,809

	Total Russia	59,174,770

South Africa — 8.3%
68,888	African Bank Investments Ltd.	245,778
8,057	Assore Ltd.	345,946
117,259	AVI Ltd.	762,542
182,189	Bidvest Group Ltd.	4,302,180
46,135	Clicks Group Ltd.	327,123

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
911,483	FirstRand Ltd.	$2,980,127
113,357	Foschini Group Ltd. (The)	1,633,046
283,289	Growthpoint Properties Ltd.	781,153
53,785	Imperial Holdings Ltd.	1,141,616
11,065	Kumba Iron Ore Ltd.	677,471
44,187	Liberty Holdings Ltd.	525,914
73,545	Life Healthcare Group Holdings Ltd.	264,876
103,202	MTN Group Ltd.	1,900,602
692,556	Murray & Roberts Holdings Ltd.*	1,671,946
41,807	Naspers Ltd., Class N Shares	2,583,220
162,719	Nedbank Group Ltd.	3,284,213
591,350	PPC Ltd.	1,947,417
746,531	Sanlam Ltd.	3,436,460
36,311	Sasol Ltd.	1,531,102
315,755	Shoprite Holdings Ltd.	6,823,256
176,844	Standard Bank Group Ltd.	2,092,858
85,958	Tiger Brands Ltd.	2,897,499
328,814	Truworths International Ltd.	3,523,119
258,689	Vodacom Group Ltd.	3,464,695
478,533	Woolworths Holdings Ltd.	3,818,009

	Total South Africa	52,962,168

South Korea — 15.0%
8,087	Dongbu Insurance Co., Ltd.	347,306
28,494	Hana Financial Group Inc.	884,228
15,930	Hanwha Corp.	468,594
578,978	Hanwha Life Insurance Co., Ltd.	4,021,163
5,490	Honam Petrochemical Corp.	1,087,606
28,582	Hyundai Engineering & Construction Co., Ltd.	1,795,037
1,929	Hyundai Heavy Industries Co., Ltd.	375,912
31,740	Hyundai Marine & Fire Insurance Co., Ltd.	980,562
21,065	Hyundai Mobis	5,554,429
54,554	Hyundai Motor Co.	11,361,743
80,210	Industrials Bank of Korea	851,919
232,098	KB Financial Group Inc.	7,641,924
2,155	KCC Corp.	569,227
28,708	Kia Motors Corp.	1,641,215
83,435	KT&G Corp.	6,603,906
2,892	LG Chem Ltd.	833,345
18,184	NHN Corp.	4,232,157
4,279	POSCO	1,278,464
21,031	Samsung Electronics Co., Ltd.	27,309,707
35,080	Samsung Heavy Industries Co., Ltd.	1,180,943
254,526	Shinhan Financial Group Co., Ltd.	8,145,302
11,048	SK Holdings Co., Ltd.	1,831,555
3,453	SK Innovation Co., Ltd.	527,796
10,902	SK Telecom Co., Ltd.	1,515,355
90,780	Woongjin Coway Co., Ltd.	3,345,299
158,790	Woori Finance Holdings Co., Ltd.	1,488,542

	Total South Korea	95,873,236

Taiwan — 6.0%
2,130,859	Advanced Semiconductor Engineering Inc.	1,784,265
388,523	Asia Cement Corp.	499,014
59,000	Asustek Computer Inc.	650,258

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
1,333,868	Chinatrust Financial Holding Co., Ltd.	$772,891
358,000	Chipbond Technology Corp.	693,102
205,936	Chunghwa Telecom Co., Ltd.	664,972
602,000	Compal Electronics Inc.	406,785
422,000	Coretronic Corp.	315,629
275,062	Far Eastern New Century Corp.	326,802
90,000	Farglory Land Development Co., Ltd.	168,363
631,889	Fubon Financial Holding Co., Ltd.	717,068
116,000	Highwealth Construction Corp.	215,007
981,283	Hon Hai Precision Industry Co., Ltd.	3,144,965
460,251	Hon Hai Precision Industry Co., Ltd., London Shares, GDR	2,899,581
58,283	HTC Corp.	533,125
285,215	Lite-On Technology Corp.	389,375
538,000	MediaTek Inc.	6,114,477
630,114	Mega Financial Holding Co., Ltd.	492,954
498,270	Pou Chen Corp.	514,034
135,988	Taiwan Mobile Co., Ltd.	488,678
2,267,031	Taiwan Semiconductor Manufacturing Co., Ltd.	7,694,497
468,715	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,094,707
201,381	Tripod Technology Corp.	416,197
181,000	TSRC Corp.	390,880

	Total Taiwan	38,387,626

Thailand — 2.3%
179,050	Advanced Info Service PCL	1,282,468
138,900	Advanced Info Service PCL, NVDR	994,888
214,400	Bangkok Bank PCL, NVDR	1,277,395
1,751,200	CP ALL PCL	2,252,072
538,200	CP ALL PCL, NVDR	692,134
493,600	PTT Exploration & Production PCL	2,571,252
97,800	PTT PCL, NVDR	1,018,916
6,233,000	Sansiri PCL, NVDR	722,431
263,200	Siam Cement PCL	3,479,057
332,200	Thai Oil PCL, NVDR	713,827

	Total Thailand	15,004,440

Turkey — 4.5%
1,130,516	Akbank TAS	5,301,320
70,986	Arcelik AS	430,989
22,238	Ford Otomotiv Sanayi AS	227,725
1,284,298	Kardemir Karabük Demir Çelik Sanayi ve Ticaret AS, Class D Shares	855,216
764,409	KOC Holding AS	3,498,988
27,827	Koza Altin Iletmeleri AS	694,488
519,023	Türk Hava Yollari*	1,527,691
949,788	Turkcell iletiim Hizmetleri AS*	5,713,449
718,229	Türkiye Garanti Bankasi AS	3,408,177
117,656	Türkiye Halk Bankasi AS	1,138,999
1,705,167	Türkiye Is Bankasi, Class C Shares	5,496,076
232,674	Türkiye Vakiflar Bankasi TAO, Class D Shares	563,766

	Total Turkey	28,856,884

United States — 0.9%
57,040	Las Vegas Sands Corp.	2,660,916
81,784	Southern Copper Corp.	2,968,759

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value
		Total United States	$5,629,675

		TOTAL COMMON STOCKS (Cost — $473,098,586)	605,014,762

EXCHANGE TRADED SECURITIES — 0.6%

Singapore — 0.3%
330,000		iShares MSCI India Index ETF*	2,072,400

United States — 0.3%
155,859		Market Vectors India Small-Capital Index ETF(a)	1,748,738

		TOTAL EXCHANGE TRADED SECURITIES (Cost — $3,749,340)	3,821,138

PREFERRED STOCKS — 2.0%

Brazil — 1.6%
128,077		Banco Bradesco SA, 0.600%	2,151,694
110,639		Cia Energética de Minas Gerais, 5.980%	1,344,428
383,360		Itaú Unibanco Holding SA, 0.550%	5,832,515
193,551		Klabin SA, 2.160%	1,103,126

		Total Brazil	10,431,763

Russia — 0.2%
508		AK Transneft OAO, 1.040%	977,900

South Korea — 0.2%
1,980		Samsung Electronics Co., Ltd., 0.630%	1,506,830

		TOTAL PREFERRED STOCKS (Cost — $9,365,213)	12,916,493

RIGHTS — 0.0%
Thailand — 0.0%
92,664		PTT Exploration & Production PCL (Cost $0)*(d)	51,287

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $486,213,139)	621,803,680

Face Amount†
SHORT-TERM INVESTMENTS (e) — 5.8%
MONEY MARKET FUND — 2.7%
$17,006,624		Invesco STIT — Government & Agency Portfolio (f) (Cost — $17,006,624)	17,006,624

TIME DEPOSITS — 3.1%
		BBH — Grand Cayman:
1,685	EUR	-0.030% due 12/3/12	2,192
1,925	HKD	0.005% due 12/3/12	248
773	GBP	0.071% due 12/3/12	1,239
381	ZAR	4.150% due 12/3/12	43
15,425,977		JPMorgan Chase & Co. — London, 0.030% due 12/3/12	15,425,977
4,967,250		Wells Fargo — Grand Cayman, 0.030% due 12/3/12	4,967,250

		TOTAL TIME DEPOSITS (Cost — $20,396,949)	20,396,949

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Value

TOTAL SHORT-TERM INVESTMENTS (Cost — $37,403,573)	$37,403,573

TOTAL INVESTMENTS — 102.7% (Cost — $523,616,712#)	659,207,253

Liabilities in Excess of Other Assets — (2.7)%	(17,521,939)

TOTAL NET ASSETS — 100.0%	$641,685,314

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.1%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts

ETF	—	Exchange-Traded Fund

EUR	—	Euro Dollar

GBP	—	British Pound

GDR	—	Global Depositary Receipt

HKD	—	Hong Kong Dollar

NVDR	—	Non-Voting Depositary Receipt

PCL	—	Public Company Limited

PLC	—	Public Limited Company

ZAR	—	South African Rand

Summary of Investments by Security Sector*

Financials	26.2%
Information Technology	14.4
Materials	10.4
Energy	10.3
Telecommunication Services	9.7
Consumer Discretionary	8.0
Consumer Staples	7.1
Industrials	6.3
Utilities	0.9
Funds	0.6
Health Care	0.4
Short-Term Investments	5.7

100.0%

*	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES - 26.7%
FHLMC - 6.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$13,571	11.500% due 10/1/15	$13,650
1,544	9.500% due 6/1/16	1,551
54,015	8.500% due 11/1/16 - 7/1/17	54,787
16,433	8.000% due 1/1/17 - 6/1/17	16,914
52,710	2.625% due 12/1/34 (a)	55,650
55,447	2.776% due 1/1/35 (a)	59,573
510,060	2.844% due 3/1/36 (a)	546,221
49,815	2.320% due 2/1/37 (a)	52,310
137,649	2.184% due 5/1/37 (a)	145,544
124,837	2.870% due 5/1/37 (a)	134,062
1,107,228	5.924% due 5/1/37 (a)	1,199,664
126,219	3.134% due 3/1/41 (a)	133,204
291,981	2.050% due 7/1/42 (a)	302,724
	Gold:
9,920,859	5.500% due 10/1/13 - 2/1/40	10,903,460
1,434,960	6.500% due 7/1/14 - 9/1/39	1,614,213
1,865,832	6.000% due 5/1/16 - 6/1/39	2,041,178
7,728	8.500% due 2/1/18	8,521
2,836,021	5.000% due 6/1/21 - 4/1/41	3,060,681
21,668,095	4.000% due 10/1/25 - 6/1/42	23,525,375
4,230,797	3.500% due 12/1/25 - 6/1/42	4,520,404
2,970,000	2.500% due 11/1/27	3,107,138
11,594,828	4.500% due 4/1/29 - 6/1/42	12,778,359

	TOTAL FHLMC	64,275,183

FNMA - 14.0%
	Federal National Mortgage Association (FNMA):
16,691,296	4.000% due 5/1/13 - 6/1/42	18,183,115
8,734,723	5.500% due 2/1/14 - 5/1/40	9,539,407
2,087	8.500% due 4/1/17	2,325
8,311	8.000% due 8/1/17	8,653
1,099,349	5.177% due 5/1/19	1,276,922
1,225,708	4.761% due 2/1/20	1,448,494
1,238,519	4.671% due 7/1/20	1,465,153
1,145,000	3.459% due 11/1/20	1,278,838
1,292,495	3.975% due 11/1/20	1,485,674
5,811,693	6.000% due 9/1/21 - 10/1/40	6,406,272
144	9.500% due 11/1/21	147
5,661,197	5.000% due 12/1/21 - 7/1/40	6,178,802
1,213,695	2.646% due 10/1/22	1,281,071
11,193,416	2.500% due 12/1/22 - 12/1/42(b)	11,647,831
8,999,192	4.500% due 3/1/24 - 12/1/41	9,768,643
23,494,715	3.500% due 11/1/25 - 10/1/42	25,325,426
26,522,830	3.000% due 8/1/26 - 1/1/43(b)	27,915,185
391,639	7.000% due 9/1/26 - 4/1/37	443,201
46,125	2.690% due 3/1/30 (a)	46,843
745,099	2.678% due 3/1/34 (a)	786,084
157,001	2.505% due 12/1/34 (a)	167,166
15,007	2.525% due 12/1/34 (a)	16,000
227,687	2.666% due 9/1/35 (a)	242,737
169,943	2.067% due 10/1/35 (a)	178,599

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
FNMA - 14.0% - (continued)
$270,634	2.147% due 10/1/35 - 11/1/35(a)	$285,403
472,924	2.026% due 11/1/35 - 7/1/42(a)	493,046
46,787	2.112% due 11/1/35 (a)	49,268
113,790	2.113% due 11/1/35 (a)	119,565
54,943	2.117% due 11/1/35 (a)	57,886
44,551	2.118% due 11/1/35 (a)	47,039
56,626	2.128% due 11/1/35 (a)	59,650
559,362	2.250% due 1/1/36 (a)	593,506
321,199	5.725% due 6/1/36 (a)	349,537
516,379	3.011% due 8/1/36 (a)	554,730
628,499	6.236% due 9/1/36 (a)	679,942
81,364	2.863% due 12/1/36 (a)	87,597
313,255	5.844% due 2/1/37 (a)	340,764
623,161	2.502% due 4/1/37 (a)	657,814
702,829	5.496% due 4/1/37 (a)	755,920
742,974	5.646% due 5/1/37 (a)	802,229
728,324	5.931% due 8/1/37 (a)	791,551
861,426	6.500% due 9/1/37 - 5/1/40	972,533
211,722	2.969% due 2/1/41 (a)	222,759
504,823	3.236% due 7/1/41 (a)	532,545
99,730	2.322% due 7/1/42 (a)	104,057

	TOTAL FNMA	133,649,929

GNMA - 5.9%
	Government National Mortgage Association (GNMA):
2,862	9.500% due 12/15/16 - 8/15/17	2,889
12,419	8.500% due 5/15/17 - 5/15/30	13,741
3,198	9.000% due 8/15/30 - 9/15/30	3,491
13,097	4.500% due 9/15/33	14,357
296,968	6.000% due 12/15/33 - 5/15/38	333,654
504,112	6.500% due 1/15/34 - 10/15/38	575,062
2,375,620	5.000% due 10/15/34 - 9/15/40	2,601,048
336,139	5.500% due 5/15/37 - 6/15/38	369,480
912,677	4.000% due 6/15/41 - 7/15/41	1,014,744
27,000,000	3.000% due 12/1/42 (b)	28,818,280
	Government National Mortgage Association II (GNMA):
8,647	8.500% due 1/20/17	9,600
11,849	9.000% due 4/20/17 - 11/20/21	13,559
103,299	1.625% due 2/20/26 - 10/20/27(a)	107,564
1,248	8.000% due 3/20/30	1,595
33,850	2.000% due 5/20/30 (a)	35,277
1,389,262	6.000% due 2/20/35 - 4/20/41	1,564,208
9,648,164	4.500% due 1/20/40 - 10/20/41	10,642,029
1,323,145	5.000% due 7/20/40 - 9/20/41	1,462,307
1,146,416	4.000% due 11/20/40 - 7/20/42	1,251,478
4,433,578	3.500% due 12/1/41 - 7/20/42(b)	4,836,875
2,135,000	3.000% due 12/15/42 (b)	2,278,445

	TOTAL GNMA	55,949,683

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $246,143,961)	253,874,795

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.4%
Automobiles - 0.2%
$1,050,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	$1,056,744
960,000	AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	968,322

		Total Automobiles	2,025,066

Credit Card - 0.2%
447,912	Aaa(c)	321 Henderson Receivables I LLC, Series 2012-2A, Class A, 3.840% due 10/15/59(d)	464,442
1,695,000	AAA	Arran Funding Ltd., Series 2012-1A, Class A1, 0.908% due 7/15/15(a)(d)	1,699,278

		Total Credit Card	2,163,720

Student Loan - 1.0%
803,567	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.459% due 3/25/42(a)(d)	746,942
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.165% due 10/25/35(a)(d)	810,745
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)	445,346
		SLM Student Loan Trust:
193,930	AA+	Series 2003-4, Class A5A, 1.139% due 3/15/33(a)(d)	192,294
500,000	AAA	Series 2003-11, Class A6, 0.679% due 12/15/25(a)(d)	488,464
900,000	AAA	Series 2005-4, Class A3, 0.435% due 1/25/27(a)	875,834
880,000	AA+	Series 2005-5, Class A5, 1.065% due 10/25/40(a)	826,292
1,660,162	AAA	Series 2010-A, Class 2A, 3.458% due 5/16/44(a)(d)	1,752,156
829,720	AAA	Series 2012-A, Class A1, 1.608% due 8/15/25(a)(d)	839,294
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(d)	748,020
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(d)	709,465
845,000	AAA	Series 2012-E, Class A1, 0.964% due 10/16/23(a)(d)	845,383

		Total Student Loan	9,280,235

		TOTAL ASSET-BACKED SECURITIES (Cost - $13,294,800)	13,469,021

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7%
		Accredited Mortgage Loan Trust:
116,072	AAA	Series 2005-3, Class A1, 0.450% due 9/25/35(a)	113,915
2,800,000	B-	Series 2007-1, Class A4, 0.428% due 2/25/37(a)	1,401,498
111,808	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.698% due 11/25/33(a)	109,019
		Adjustable Rate Mortgage Trust:
2,372,759	CCC	Series 2005-10, Class 3A11, 5.120% due 1/25/36(a)	2,239,870
3,055,768	CCC	Series 2005-10, Class 3A31, 5.120% due 1/25/36(a)	2,904,770
155,758	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.858% due 6/25/29(a)	71,595
918,145	CCC	American Home Mortgage Assets, Series 2006-1, Class 2A1, 0.398% due 5/25/46(a)	598,138
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.711% due 5/17/60(a)(d)	888,796
760,932	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.908% due 6/25/34(a)	636,546
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.483% due 9/25/34(a)	92,844
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.688% due 6/25/35(a)	1,559,951
5,500,000	B+	Series 2006-HE3, Class A5, 0.478% due 3/25/36(a)	1,978,028
5,125,486	AA+	Avoca CLO I BV, Series III-X, Class A, 0.743% due 9/15/21(a)	6,443,784
		Banc of America Commercial Mortgage Inc.:
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,395,061
855,000	A+	Series 2007-2, Class A4, 5.803% due 4/10/49(a)	1,005,070
		Banc of America Funding Corp.:
1,446	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	1,532
989,773	AAA	Series 2006-G, Class 2A3, 0.378% due 7/20/36(a)	978,527
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
117,000	AA	Series 2006-1, Class AM, 5.421% due 9/10/45(a)	127,952
80,000	A	Series 2006-2, Class AM, 5.951% due 5/10/45(a)	89,550
622,993	Aaa(c)	Series 2007-1, Class A3, 5.449% due 1/15/49	641,214

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7% - (continued)
$207,862	AA+	Banc of America Mortgage Securities Inc., Series 2004-F, Class 1A1, 2.998% due 7/25/34(a)	$204,485
217,134	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.884% due 2/28/44(a)	211,587
		Bear Stearns Adjustable Rate Mortgage Trust:
20,802	AA+	Series 2002-11, Class 1A1, 4.132% due 2/25/33(a)	21,003
366,565	A+	Series 2005-2, Class A2, 3.078% due 3/25/35(a)	370,001
314,647	CCC	Series 2005-4, Class 3A1, 2.991% due 8/25/35(a)	266,410
821,297	D	Series 2007-3, Class 1A1, 3.108% due 5/25/47(a)	638,812
		Bear Stearns ALT-A Trust:
408,588	CCC	Series 2005-2, Class 2A4, 2.911% due 4/25/35(a)	339,073
320,181	AAA	Series 2005-4, Class 23A2, 2.894% due 5/25/35(a)	308,537
		Bear Stearns Asset Backed Securities Trust:
1,258,636	AAA	Series 2005-TC2, Class A3, 0.578% due 8/25/35(a)	1,217,810
610,344	CCC	Series 2007-HE7, Class 1A1, 1.208% due 10/25/37(a)	470,090
		Bear Stearns Commercial Mortgage Securities:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	232,010
1,540,000	Aaa(c)	Series 2005-T20, Class A4A, 5.302% due 10/12/42(a)	1,719,231
179,229	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	187,083
843,160	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.208% due 3/25/37(a)(d)	827,005
1,700,000	BB+	Centex Home Equity, Series 2006-A, Class AV4, 0.458% due 6/25/36(a)	1,349,316
		Chase Funding Mortgage Loan Asset-Backed Certificates:
750	AAA	Series 2002-2, Class 2A1, 0.708% due 5/25/32(a)	708
984	AAA	Series 2002-3, Class 2A1, 0.848% due 8/25/32(a)	772
713,007	BB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 3.006% due 2/25/37(a)	709,916
440,000	Aa3(c)	Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class AM, 5.347% due 12/10/46	488,637
		Countrywide Alternative Loan Trust:
585,406	BB+	Series 2005-24, Class 4A1, 0.438% due 7/20/35(a)	446,469
394,041	CCC	Series 2005-27, Class 2A3, 1.720% due 8/25/35(a)	293,217
1,052,955	CCC	Series 2006-OA17, Class 1A1A, 0.403% due 12/20/46(a)	657,067
908,736	D	Series 2006-OA9, Class 2A1A, 0.418% due 7/20/46(a)	447,767
		Countrywide Asset-Backed Certificates:
1,566	CCC	Series 2001-BC3, Class A, 0.688% due 12/25/31(a)	958
5,025	AAA	Series 2002-3, Class 1A1, 0.948% due 5/25/32(a)	4,276
12,759	AAA	Series 2003-BC2, Class 2A1, 0.808% due 6/25/33(a)	11,782
27,612	AAA	Series 2004-SD4, Class A1, 0.588% due 12/25/34(a)(d)	27,318
39,959	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	40,158
610,739	CCC	Series 2006-SD3, Class A1, 0.538% due 7/25/36(a)(d)	355,520
651,960	AA-	Series 2007-13, Class 2A2, 1.008% due 10/25/47(a)	473,232
139,462	BBB	Series 2007-8, Class 2A1, 0.268% due 11/25/37(a)	138,902
		Countrywide Home Loan Mortgage Pass Through Trust:
59,323	CCC	Series 2004-R2, Class 1AF1, 0.628% due 11/25/34(a)(d)	50,207
269,875	D	Series 2005-11, Class 3A3, 2.760% due 4/25/35(a)	145,160
186,174	Caa3(c)	Series 2005-11, Class 6A1, 0.508% due 3/25/35(a)	138,725
490,129	CC	Series 2005-R1, Class 1AF1, 0.568% due 3/25/35(a)(d)	405,526
		Credit Suisse First Boston Mortgage Securities Corp.:
703,321	AAA	Series 2004-AR7, Class 2A1, 3.032% due 11/25/34(a)	710,762
497,182	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	426,399
911,293	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	942,816
2,800,000	Aaa(c)	Series 2010-UD1, Class A, 5.922% due 12/18/49(a)(d)	3,162,530
		Credit Suisse Mortgage Capital Certificates:
30,000	AAA	Series 2006-C1, Class A4, 5.587% due 2/15/39(a)	33,994
975,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,112,538
734,096	Aaa(c)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	770,414

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7% - (continued)
$325,954	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35	$336,802
		DBRR Trust:
560,000	Aaa(c)	Series 2011-LC2, Class A4A, 4.537% due 7/12/44(a)(d)	657,001
976,005	Aaa(c)	Series 2012-EZ1, Class A, 0.946% due 9/25/45(d)(e)	975,725
174,256	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.608% due 11/19/44(a)	95,727
650,000	NR	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.710% due 1/15/25(a)(d)	650,000
		EMC Mortgage Loan Trust:
5,577	B(f)	Series 2002-B, Class A1, 0.858% due 2/25/41(a)(d)	4,909
28,936	BBB-	Series 2003-A, Class A1, 0.758% due 8/25/40(a)(d)	26,290
1,133,524	A	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.758% due 9/25/33(a)	1,026,287
		Extended Stay America Trust:
755,000	A	Series 2010-ESHA, Class C, 4.860% due 11/5/27(d)	759,060
555,000	BBB	Series 2010-ESHA, Class D, 5.498% due 11/5/27(d)	557,786
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 26.667% due 2/15/24(a)	12,874
96,861	NR	Series 4063, Class S, 5.742% due 6/15/42(a)	22,492
760,307	NR	Series T-61, Class 1A1, 1.553% due 7/25/44(a)	779,691
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
88,828	AAA(f)	Series 2808, Class FT, 0.558% due 4/15/33(a)	88,955
131,489	NR	Series 3062, Class MC, 5.250% due 3/15/35	134,585
3,342,107	NR	Series 3349, Class AS, 6.292% due 7/15/37(a)	613,981
848,581	NR	Series 3451, Class SB, 5.822% due 5/15/38(a)	84,486
472,342	NR	Series 3621, Class SB, 6.022% due 1/15/40(a)	67,618
6,937,419	NR	Series 3866, Class SA, 5.742% due 5/15/41(a)	827,998
1,278,855	NR	Series 4057, Class SA, 5.842% due 4/15/39(a)	289,177
442,664	NR	Series R007, Class ZA, 6.000% due 5/15/36	514,751
		Federal National Mortgage Association (FNMA):
33,111	NR	Series 2000-34, Class F, 0.658% due 10/25/30(a)	33,308
174,446	NR	Series 2000-T6, Class A3, 3.839% due 1/25/28(a)	186,786
55,429	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	57,414
29,713	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	31,708
1,730,352	NR	Series 2012-M12, Class 1A, 2.935% due 8/25/22(a)	1,856,824
1,338,934	NR	Series 2012-M15, Class A, 2.746% due 10/25/22(a)	1,430,410
		Federal National Mortgage Association (FNMA), Interest Strip:
516,740	NR	Series 409, Class C13, 3.500% due 11/25/41	55,112
1,051,964	NR	Series 409, Class C18, 4.000% due 4/25/42	110,917
248,901	NR	Series 409, Class C22, 4.500% due 11/25/39	32,351
		Federal National Mortgage Association (FNMA), REMICS:
90,188	NR	Series 2002-34, Class FE, 0.608% due 5/18/32(a)	90,844
165,103	NR	Series 2004-38, Class FK, 0.558% due 5/25/34(a)	165,725
1,112,742	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	1,218,238
405,720	NR	Series 2005-27, Class ND, 5.500% due 3/25/32	414,066
191,798	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	196,187
84,787	NR	Series 2005-69, Class LE, 5.500% due 11/25/33	86,957
3,712,375	NR	Series 2006-27, Class SH, 6.493% due 4/25/36(a)	581,894
3,736,742	NR	Series 2006-51, Class SP, 6.443% due 3/25/36(a)	666,971
2,451,350	NR	Series 2007-68, Class SC, 6.493% due 7/25/37(a)	371,230
4,092,745	NR	Series 2008-18, Class SM, 6.793% due 3/25/38(a)	586,591
967,387	NR	Series 2009-101, Class NS, 5.953% due 12/25/39(a)	118,506
384,462	NR	Series 2010-118, Class YB, 6.293% due 10/25/40(a)	60,796
697,135	NR	Series 2010-142, Class SM, 6.323% due 12/25/40(a)	103,478

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7% - (continued)
$1,620,849	NR	Series 2010-27, Class SG, 4.793% due 4/25/40(a)	$168,282
555,000	NR	Series 2011-52, Class GB, 5.000% due 6/25/41	629,059
1,272,874	NR	Series 2011-87, Class SJ, 5.743% due 9/25/41(a)	227,006
978,605	NR	Series 2011-90, Class QI, 5.000% due 5/25/34	137,691
656,685	NR	Series 2011-96, Class BS, 6.223% due 5/25/41(a)	116,372
780,000	NR	Series 2011-99, Class DB, 5.000% due 10/25/41	890,268
1,500,000	NR	Series 2012-25, Class B, 6.500% due 3/25/42	1,770,428
1,900,000	NR	Series 2012-35, Class MB, 5.500% due 4/25/42	2,134,943
900,000	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	1,014,316
1,400,000	NR	Series 2012-51, Class B, 7.000% due 5/25/42	1,661,771
489,746	NR	Series 2012-63, Class DS, 6.343% due 3/25/39(a)	128,279
600,000	NR	Series 2012-74, Class SA, 6.443% due 3/25/42(a)	121,342
100,000	NR	Series 2012-75, Class AO, 0.000% due 3/25/42(g)	89,714
600,000	NR	Series 2012-75, Class AS, 6.443% due 3/25/42(a)	116,291
2,250,000	NR	Series 2012-76, Class AC, 6.500% due 7/25/42	2,553,047
5,189,181	NR	Series 2012-84, Class KS, 5.793% due 8/25/42(a)	696,128
921,361	NR	Series 3957, Class BA, 4.000% due 1/15/39	945,155
		FHLMC Multifamily Structured Pass Through Certificates:
3,006,116	NR	Series K006, Class AX1, 1.217% due 1/25/20(a)	182,092
2,246,319	NR	Series K007, Class X1, 1.401% due 4/25/20(a)	153,409
1,819,520	NR	Series K008, Class X1, 1.832% due 6/25/20(a)	174,193
928,916	NR	Series K009, Class X1, 1.674% due 8/25/20(a)	78,093
967,734	NR	Series K014, Class X1, 1.445% due 4/25/21(a)	82,566
1,139,286	AAA(f)	Series K016, Class X1, 1.739% due 10/25/21(a)	126,396
745,725	AAA(f)	Series K017, Class X1, 1.605% due 12/25/21(a)	75,463
1,500,000	AAA(f)	Series K021, Class X1, 1.515% due 6/25/22(a)	169,627
4,336,682	NR	Series K702, Class X1, 1.724% due 2/25/18(a)	301,506
4,000,000	CCC	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2D, 0.448% due 10/25/36(a)	1,939,996
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	812,801
380,000	BBB(f)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.872% due 4/25/45(a)(d)	367,726
535,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	615,407
120,000	AAA	GMAC Commercial Mortgage Securities Inc., Series 2006-C1, Class A4, 5.238% due 11/10/45(a)	133,122
822,077	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.958% due 2/25/31(a)(d)	781,891
		Government National Mortgage Association (GNMA):
70,875	NR	Series 2000-35, Class F, 0.758% due 12/16/25(a)	71,813
63,820	NR	Series 2002-21, Class FV, 0.608% due 3/16/32(a)	64,571
4,770,351	NR	Series 2008-51, Class GS, 6.023% due 6/16/38(a)	979,443
532,359	NR	Series 2009-106, Class SU, 5.993% due 5/20/37(a)	79,166
161,643	NR	Series 2010-107, Class SG, 5.943% due 2/20/38(a)	20,470
520,204	NR	Series 2010-113, Class BS, 5.793% due 9/20/40(a)	80,213
455,896	NR	Series 2010-121, Class SE, 5.793% due 9/20/40(a)	76,244
691,390	NR	Series 2010-3, Class MS, 6.343% due 11/20/38(a)	87,881
188,095	NR	Series 2010-31, Class GS, 6.293% due 3/20/39(a)	29,504
1,382,937	NR	Series 2010-35, Class AS, 5.543% due 3/20/40(a)	202,707
458,239	NR	Series 2010-85, Class HS, 6.443% due 1/20/40(a)	76,764
436,084	NR	Series 2010-93, Class PS, 6.493% due 6/20/35(a)	45,296
272,864	NR	Series 2011-11, Class SA, 5.793% due 1/20/41(a)	42,101
530,822	NR	Series 2011-141, Class HS, 5.893% due 10/20/41(a)	122,434
57,038	NR	Series 2011-32, Class S, 5.793% due 3/16/41(a)	6,084
209,923	NR	Series 2011-32, Class SD, 5.793% due 3/20/41(a)	32,540
684,464	NR	Series 2011-40, Class SA, 5.923% due 2/16/36(a)	83,651
282,037	NR	Series 2011-70, Class BS, 6.493% due 12/16/36(a)	38,589

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7% - (continued)
$812,820	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 1.011% due 9/20/44(a)	$1,283,827
		Greenwich Capital Commercial Funding Corp.:
340,000	A-	Series 2006-GG7, Class A4, 6.064% due 7/10/38(a)	393,299
90,000	BB+	Series 2006-GG7, Class AM, 6.064% due 7/10/38(a)	100,471
		GS Mortgage Securities Corp. II:
825,000	AA-	Series 2005-GG4, Class A4, 4.761% due 7/10/39	887,118
1,925,000	Aaa(c)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,148,657
183,988	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.558% due 9/25/35(a)(d)	154,858
261,539	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.659% due 9/25/35(a)	264,121
		Harborview Mortgage Loan Trust:
755,407	BBB+	Series 2004-5, Class 2A6, 2.652% due 6/19/34(a)	754,479
228,277	D	Series 2006-2, Class 1A, 3.006% due 2/25/36(a)	150,019
		Home Equity Asset Trust:
361,500	BBB+	Series 2007-1, Class 2A1, 0.268% due 5/25/37(a)	358,391
32,262	BBB	Series 2007-2, Class 2A1, 0.318% due 7/25/37(a)	31,935
218,167	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.398% due 12/25/35(a)	212,906
4,895	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.008% due 3/25/33(a)	4,624
		Indymac Index Mortgage Loan Trust:
108,388	B-	Series 2004-AR15, Class 1A1, 2.710% due 2/25/35(a)	94,129
140,093	CCC	Series 2005-AR15, Class A2, 4.789% due 9/25/35(a)	124,795
1,406,100	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.368% due 8/25/36(a)	494,908
		JP Morgan Chase Commercial Mortgage Securities Corp.:
85,472	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	85,673
449,414	Aaa(c)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	450,613
1,120,000	AAA	Series 2005-LDP5, Class A4, 5.200% due 12/15/44(a)	1,254,896
101,000	BBB+	Series 2006-LDP8, Class AM, 5.440% due 5/15/45	113,798
65,000	A-	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	74,694
390,000	BBB-	Series 2007-CB20, Class AM, 6.086% due 2/12/51(a)	451,867
3,235,351	Aaa(c)	Series 2012-CBX, Class XA, 2.228% due 6/15/45(a)	380,500
275,331	BBB+	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2, step bond to yield, 5.453% due 11/25/36	274,614
		JP Morgan Mortgage Trust:
128,123	AAA	Series 2005-A1, Class 6T1, 4.968% due 2/25/35(a)	130,626
41,727	Caa1(c)	Series 2006-S2, Class 2A2, 5.875% due 6/25/21	40,760
		LB-UBS Commercial Mortgage Trust:
40,000	AAA	Series 2006-C1, Class A4, 5.156% due 2/15/31	44,834
30,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	34,790
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	387,008
		Lehman XS Trust:
246,147	B	Series 2005-5N, Class 1A1, 0.508% due 11/25/35(a)	193,005
195,596	D	Series 2005-7N, Class 1A1B, 0.508% due 12/25/35(a)	69,620
		MASTR Adjustable Rate Mortgages Trust:
1,900,000	A+	Series 2004-13, Class 3A7, 2.627% due 11/21/34(a)	1,977,286
116,523	AA+	Series 2004-4, Class 4A1, 2.749% due 5/25/34(a)	114,282
1,035,913	AA+	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.511% due 10/25/32(a)	1,054,568
510,000	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.458% due 7/25/37(a)	260,264
		Merrill Lynch Mortgage Investors Inc.:
154,306	A+	Series 2004-A3, Class 4A3, 4.978% due 5/25/34(a)	157,289
2,150,000	AAA	Series 2006-FF1, Class A2C, 0.408% due 8/25/36(a)	2,050,548
		Merrill Lynch Mortgage Trust:
860,000	Aaa(c)	Series 2004-KEY2, Class A4, 4.864% due 8/12/39(a)	916,574
670,000	AAA	Series 2006-C1, Class A4, 5.874% due 5/12/39(a)	769,850

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7% - (continued)
$260,000	Aa3(c)	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485% due 3/12/51(a)	$301,498
785,403	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	850,079
69,397	B1(c)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.499% due 4/25/35(a)	68,916
		Morgan Stanley Capital I:
1,090,157	Aaa(c)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,097,174
299,859	AAA	Series 2004-SD3, Class A, 0.668% due 6/25/34(a)(d)	277,481
480,000	BBB	Series 2007-HQ12, Class A5, 5.758% due 4/12/49(a)	544,939
200,000	BBB+	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	233,311
498,617	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.832% due 10/25/34(a)	496,011
2,130,000	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.688% due 7/25/35(a)	2,089,409
650,000	AAA	Oak Hill Credit Partners, Series 2012-7A, Class A, 1.760% due 11/20/23(a)(d)	650,721
		Option One Mortgage Loan Trust:
2,500	A+	Series 2002-6, Class A2, 1.008% due 11/25/32(a)	2,173
13,622	A+	Series 2003-1, Class A2, 1.048% due 2/25/33(a)	11,647
444,899	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.538% due 5/25/35(a)	441,434
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.710% due 7/15/42(a)(d)(h)	1,012,651
1,900,000	AAA	Series 2011-1A, Class 1A3, 1.510% due 7/15/42(a)(d)	2,501,284
362,125	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.810% due 2/16/19(a)(d)	363,128
		Popular ABS Mortgage Pass-Through Trust:
775,437	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	785,078
2,787,000	BBB+	Series 2006-C, Class A4, 0.458% due 7/25/36(a)	1,777,158
		Prime Mortgage Trust:
424,164	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	424,068
181,156	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	183,111
1,676,438	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,607,615
12,458	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	12,587
134,646	AA+	Residential Accredit Loans Inc., Series 2005-QA1, Class A1, 0.508% due 1/25/35(a)	124,468
		Residential Asset Mortgage Products Inc.:
5,814	B-	Series 2003-RS4, Class AIIB, 0.868% due 5/25/33(a)	4,798
1,235,944	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,212,978
463,189	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	464,912
935,000	AAA	SLM Student Loan Trust, Series 2011-B, Class A2, 3.740% due 2/15/29(d)	1,011,941
		Small Business Administration Participation Certificates:
54,985	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13	56,373
43,930	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	46,057
90,736	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	95,188
89,586	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	95,353
458,282	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	510,522
342,009	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	385,963
637,663	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	710,345
183,247	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.823% due 11/25/34(a)	163,539
551,822	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.208% due 9/25/34(a)	498,137
382,108	AA+	Structured Asset Mortgage Investments Inc., Series 2005-AR5, Class A3, 0.458% due 7/19/35(a)	374,573
		Structured Asset Securities Corp.:
5,324	NR	Series 2002-14A, Class 2A1, 2.452% due 7/25/32(a)	5,275
268,478	CC	Series 2005-RF3, Class 1A, 0.558% due 6/25/35(a)(d)	217,391
870,444	BB	Series 2007-BC4, Class A3, 0.458% due 11/25/37(a)	831,588
121,424	NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	128,598
755,993	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28(a)	781,553
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.539% due 7/22/21(a)(d)	286,810
625,000	AAA	Veritas CLO I Ltd., Series 2004-1A, Class B, 1.214% due 9/5/16(a)(d)	617,894

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.7% - (continued)
		Wachovia Bank Commercial Mortgage Trust:
$1,235,000	AAA	Series 2003-C7, Class A2, 5.077% due 10/15/35(a)(d)	$1,272,334
30,000	AA	Series 2006-C27, Class A3, 5.765% due 7/15/45(a)	34,594
		WaMu Mortgage Pass Through Certificates:
39,718	BBB+	Series 2004-AR11, Class A, 2.451% due 10/25/34(a)	39,796
154,949	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	144,783
429,529	AA+	Series 2005-AR11, Class A1A, 0.528% due 8/25/45(a)	397,946
1,111,709	AA+	Series 2005-AR13, Class A1A1, 0.498% due 10/25/45(a)	1,021,566
407,533	BBB-	Series 2005-AR19, Class A1A2, 0.498% due 12/25/45(a)	373,840
1,000,000	B-	Series 2005-AR4, Class A5, 2.511% due 4/25/35(a)	926,558
2,831,352	BBB	Series 2006-AR1, Class 2A1A, 1.230% due 1/25/46(a)	2,618,937
1,057,345	B	Series 2006-AR13, Class 2A, 2.538% due 10/25/46(a)	942,213
591,381	CCC	Series 2007-HY4, Class 4A1, 2.538% due 9/25/36(a)	480,000
916,559	CCC	Series 2007-OA2, Class 1A, 0.860% due 3/25/47(a)	643,791
1,194,017	D	Series 2007-OA2, Class 2A, 0.853% due 1/25/47(a)	624,508
1,149,475	CCC	Series 2007-OA5, Class 1A, 0.910% due 6/25/47(a)	884,622
		Wells Fargo Mortgage Backed Securities Trust:
1,641,513	Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	1,563,504
520,424	CCC	Series 2006-AR2, Class 2A1, 2.627% due 3/25/36(a)	506,409
130,401	Caa2(c)	Series 2006-AR7, Class 2A4, 2.616% due 5/25/36(a)	114,980
		WF-RBS Commercial Mortgage Trust:
795,000	Aaa(c)	Series 2011-C2, Class A2, 3.791% due 2/15/44(d)	863,391
1,035,000	Aaa(c)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,144,513
2,048,309	Aaa(c)	Series 2012-C7, Class XA, 1.765% due 6/15/45(a)(d)	226,583

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $141,615,934)	140,079,335

CORPORATE BONDS & NOTES - 26.2%
Aerospace & Defense - 0.2%
300,000	A	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/1/16	352,913
		United Technologies Corp., Senior Unsecured Notes:
800,000	A	3.100% due 6/1/22	862,708
430,000	A	4.500% due 6/1/42	491,012

		Total Aerospace & Defense	1,706,633

Airlines - 0.5%
		Continental Airlines Inc., Pass Thru Certificates:
243,917	BBB+	6.648% due 9/15/17	259,772
389,563	BBB+	7.256% due 3/15/20	424,623
1,213,865	A-	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,389,875
642,396	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.685% due 8/15/16(a)	611,372
625,000	BB+	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.760% due 11/15/16(a)	545,312
352,954	A-	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	394,867
87,707	BBB+	UAL 2009-2A Pass Through Trust, Pass Thru Certificates, 9.750% due 1/15/17	101,082
826,493	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	947,574

		Total Airlines	4,674,477

Automobiles - 0.3%
		Daimler Finance North America LLC, Company Guaranteed Notes:
1,030,000	A-	1.875% due 9/15/14(d)	1,045,378
540,000	A-	2.625% due 9/15/16(d)	564,292
1,200,000	A-	Volkswagen International Finance NV, Company Guaranteed Notes, 0.970% due 4/1/14(a)(d)	1,204,499

		Total Automobiles	2,814,169

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Beverages - 0.8%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
$300,000	A	5.375% due 1/15/20	$369,008
620,000	A	5.000% due 4/15/20	749,969
585,000	A	2.500% due 7/15/22	588,934
260,000	A	3.750% due 7/15/42	263,494
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	623,301
403,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	479,919
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	209,164
2,400,000	BBB+	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(d)(h)	2,574,502
120,000	BBB+	Heineken NV, Senior Notes, 1.400% due 10/1/17(d)	120,402
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	52,956
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	451,239
310,000	A-	7.900% due 11/1/18	424,075
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(d)	211,245
390,000	BBB-	4.450% due 1/15/22(d)	430,491
325,000	BBB+	SABMiller Holdings Inc., Company Guaranteed Notes, 3.750% due 1/15/22(d)	353,461

		Total Beverages	7,902,160

Biotechnology - 0.1%
245,000	A+	Amgen Inc., Senior Unsecured Notes, 5.375% due 5/15/43	290,737
625,000	BBB+	Life Technologies Corp., Senior Unsecured Notes, 4.400% due 3/1/15	666,217

		Total Biotechnology	956,954

Building Products - 0.2%
1,400,000	BB-	PulteGroup Inc., Company Guaranteed Notes, 6.250% due 2/15/13	1,412,600

Capital Markets - 1.5%
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% due 6/1/43(a)	349,785
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
15,000	A-	4.750% due 7/15/13	15,363
80,000	A-	5.250% due 10/15/13	83,005
70,000	A-	6.000% due 5/1/14	74,765
3,400,000	A-	6.250% due 9/1/17	3,973,257
950,000	A-	6.150% due 4/1/18	1,111,015
150,000	A-	7.500% due 2/15/19	188,556
1,000,000	A-	6.000% due 6/15/20	1,187,385
715,000	A-	5.750% due 1/24/22	850,242
630,000	A-	Unsecured Notes, 6.250% due 2/1/41	768,525
650,000	NR	Lehman Brothers Holdings Inc., 6.750% due 12/28/17(e)	0
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa2(c)	8.950% due 5/18/17(a)	1,004,169
1,584,000	Baa2(c)	9.570% due 6/6/17(a)	1,928,908
2,600,000	A-	6.875% due 4/25/18	3,131,068

		Total Capital Markets	14,666,043

Chemicals - 0.1%
		Dow Chemical Co. (The), Senior Unsecured Notes:
100,000	BBB	3.000% due 11/15/22	99,990
100,000	BBB	4.375% due 11/15/42	99,009
160,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	179,747
200,000	BB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	239,750
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	69,776
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	238,063

		Total Chemicals	926,335

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks - 5.3%
$1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14(d)	$1,446,623
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20	247,000
200,000	AA-	ANZ National International Ltd., Bank Guaranteed Notes, 1.850% due 10/15/15(d)	204,113
		Bank of America Corp., Senior Unsecured Notes:
380,000	A-	7.375% due 5/15/14	412,780
1,300,000	A-	4.500% due 4/1/15	1,388,748
810,000	A-	6.500% due 8/1/16	941,643
600,000	A-	5.625% due 10/14/16	683,282
290,000	A-	3.875% due 3/22/17	315,674
40,000	A-	5.750% due 12/1/17	46,310
5,760,000	A-	5.650% due 5/1/18	6,682,044
500,000	A-	5.000% due 5/13/21	574,418
305,000	A-	5.700% due 1/24/22	371,704
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	344,188
		Barclays Bank PLC:
1,200,000	A+	Senior Unsecured Notes, 5.200% due 7/10/14	1,278,760
1,800,000	BBB+	Subordinated Notes, 6.050% due 12/4/17(d)(h)	1,972,211
		BBVA US Senior SAU:
390,000	BBB-	Bank Guaranteed Notes, 3.250% due 5/16/14	390,187
370,000	BBB-	Company Guaranteed Notes, 4.664% due 10/9/15	376,855
270,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	275,229
490,000	Baa1(c)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(d)	487,550
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	765,619
840,000	BBB	6.750% due 9/15/17	1,036,973
750,000	BBB	Chase Capital II, Limited Guaranteed Notes, 0.813% due 2/1/27(a)	588,910
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 0.861% due 3/1/27(a)	784,638
		Commonwealth Bank of Australia, Senior Unsecured Notes:
430,000	AA-	1.250% due 9/18/15	434,166
210,000	AA-	5.000% due 10/15/19(d)	246,006
400,000	A-	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49(a)(d)	545,461
660,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 9.750% due 6/29/49	689,205
		Credit Suisse AG:
		Covered Notes:
910,000	Aaa(c)	1.625% due 3/6/15(d)	930,090
1,095,000	Aaa(c)	2.600% due 5/27/16(d)	1,158,477
300,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	337,978
1,080,000	BB+	Eksportfinans ASA, Senior Unsecured Notes, 5.500% due 6/26/17	1,136,763
3,000,000	Aa3(c)	Export-Import Bank of Korea, Senior Unsecured Notes, 1.264% due 7/26/13(a)(d)(h)	3,000,486
1,300,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(d)	1,387,750
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	A	6.000% due 8/9/17	1,872,062
4,100,000	A	4.875% due 8/24/20	4,586,781
250,000	A+	HSBC Holdings PLC, Senior Unsecured Notes, 5.100% due 4/5/21	297,558
		ING Bank NV:
200,000	AAA	Government Liquid Guaranteed Notes, 3.900% due 3/19/14(d)	208,495
770,000	A+	Unsecured Notes, 3.750% due 3/7/17(d)	818,923
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/13(d)(h)(i)	44,850
		Lloyds TSB Bank PLC:
400,000	BBB-	Bank Guaranteed Notes, 6.500% due 9/14/20(d)	440,786
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49(a)(d)	3,276,532
1,500,000	A-	National City Bank, Subordinated Notes, 0.780% due 6/7/17(a)	1,466,813

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks - 5.3% - (continued)
$510,000	A	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(d)	$542,396
		Royal Bank of Scotland Group PLC:
1,060,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(a)	1,067,950
		Senior Unsecured Notes:
70,000	A-	2.550% due 9/18/15	71,675
300,000	A-	6.400% due 10/21/19	355,556
200,000	BBB	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(d)	200,732
460,000	A	UBS AG/Stamford CT, Notes, 3.875% due 1/15/15	486,591
630,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(a)	630,000
280,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	300,087
		Wells Fargo & Co.:
		Senior Unsecured Notes:
370,000	A+	2.100% due 5/8/17	384,178
500,000	A+	3.500% due 3/8/22	539,752
10,000	A	Subordinated Notes, 5.000% due 11/15/14	10,765
400,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	409,000
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	562,540

		Total Commercial Banks	50,055,863

Commercial Services & Supplies - 0.0%
70,000	BBB	Waste Management Inc., Company Guaranteed Notes, 7.375% due 5/15/29	94,339

Communications Equipment - 0.1%
484,000	BBB	Brocade Communications Systems Inc., Senior Secured Notes, 6.625% due 1/15/18	504,570

Consumer Finance - 0.6%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,400,000	BB+	7.000% due 10/1/13	1,467,652
1,300,000	BB+	5.625% due 9/15/15	1,420,654
500,000	BB+	6.625% due 8/15/17	582,887
610,000	BB+	8.125% due 1/15/20	777,512
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17(d)	101,364
		SLM Corp., Senior Unsecured Notes:
385,000	BBB-	0.615% due 1/27/14(a)	379,427
70,000	BBB-	5.050% due 11/14/14	73,684
200,000	BBB-	3.875% due 9/10/15	204,634
440,000	BBB-	8.000% due 3/25/20	504,900
80,000	BBB-	5.625% due 8/1/33	75,000
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	413,311

		Total Consumer Finance	6,001,025

Containers & Packaging - 0.1%
310,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	336,350
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB-	3.500% due 3/1/20(d)	124,501
50,000	BBB-	4.000% due 3/1/23(d)	50,904

		Total Containers & Packaging	511,755

Distributors - 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14(d)	317,968

Diversified Financial Services - 4.1%
		American Express Co.:
680,000	BBB+	Senior Unsecured Notes, 8.125% due 5/20/19	939,567
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66(a)	334,412
585,000	A-	American Express Credit Corp., Senior Unsecured Notes, 1.750% due 6/12/15	597,698
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	49,997
1,500,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(d)	1,425,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services - 4.1% - (continued)
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
$20,000	A	6.400% due 10/2/17	$24,214
2,280,000	A	7.250% due 2/1/18	2,847,278
400,000	AA-	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15(d)	419,775
		CDP Financial Inc., Company Guaranteed Notes:
1,120,000	AAA	3.000% due 11/25/14(d)	1,171,155
1,400,000	AAA	4.400% due 11/25/19(d)	1,630,420
185,680	Baa3(c)	Cedar Brakes II LLC, Senior Secured Notes, 9.875% due 9/1/13(d)	191,432
350,000	BB-	CIT Group Inc., Senior Unsecured Notes, 5.250% due 3/15/18	373,187
1,342,000	BBB+	Credit Suisse/New York NY, Subordinated Notes, 6.000% due 2/15/18	1,548,375
3,000,000	Aaa(c)	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 1.034% due 7/16/13(a)(d)	3,009,612
		Farmers Exchange Capital, Subordinated Notes:
1,300,000	A-	7.050% due 7/15/28(d)	1,632,756
350,000	A-	7.200% due 7/15/48(d)	435,026
195,000	BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	240,825
		General Electric Capital Corp.:
		Senior Unsecured Notes:
100,000	AA+	0.679% due 3/20/13(a)	99,997
770,000	AA+	1.875% due 9/16/13	778,874
700,000	AA+	0.442% due 3/20/14(a)	694,441
500,000	AA+	0.679% due 6/20/14(a)	494,681
750,000	AA+	0.510% due 5/11/16(a)	738,513
910,000	AA+	5.625% due 5/1/18	1,085,507
1,775,000	AA+	0.693% due 5/5/26(a)	1,551,902
925,000	AA+	6.150% due 8/7/37	1,161,427
170,000	AA+	6.875% due 1/10/39	231,461
		Subordinated Notes:
500,000	AA	5.300% due 2/11/21	580,083
840,000	AA-	6.375% due 11/15/67(a)	893,088
935,000	A-	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	1,113,161
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a)(d)	220,050
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14(d)	535,000
880,000	BBB-	6.750% due 9/1/16(d)	985,600
590,000	BBB-	7.125% due 9/1/18(d)	685,875
200,000	A	John Deere Capital Corp., Unsecured Notes, 2.250% due 4/17/19	207,616
1,450,000	BBB	JP Morgan Chase Capital XIII, Limited Guaranteed Notes, 1.312% due 9/30/34(a)	1,138,756
900,000	BBB	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.310% due 5/15/47(a)	673,219
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
600,000	A	1.100% due 10/15/15	600,049
745,000	A	2.000% due 8/15/17	759,845
90,000	A	4.400% due 7/22/20	100,940
1,200,000	A	4.250% due 10/15/20	1,334,421
150,000	A	4.500% due 1/24/22	170,025
285,000	A	3.250% due 9/23/22	295,397
		Subordinated Notes:
295,000	A-	5.125% due 9/15/14	314,895
330,000	A-	5.150% due 10/1/15	362,895
630,000	A-	6.125% due 6/27/17	737,997
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	2,087,812
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	463,997
300,000	AA-	SSIF Nevada LP, Bank Guaranteed Notes, 1.040% due 4/14/14(a)(d)(h)	301,508

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services - 4.1% - (continued)
$420,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	$476,961
342,480	Baa2(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(d)	357,537
140,000	A-	Vesey Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.404% due 9/1/16	151,390

		Total Diversified Financial Services	39,255,649

Diversified Telecommunication Services - 0.7%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	183,427
620,000	A-	5.500% due 2/1/18	744,357
30,000	A-	5.600% due 5/15/18	36,411
320,000	A-	3.875% due 8/15/21	360,013
50,000	A-	6.800% due 5/15/36	67,755
10,000	A-	6.300% due 1/15/38	12,879
190,000	A-	5.550% due 8/15/41	228,748
681,000	A-	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	943,717
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	250,921
865,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 8.500% due 11/1/19	966,637
358,000	BB	Qwest Communications International Inc., Company Guaranteed Notes, 7.125% due 4/1/18	377,858
90,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.500% due 10/1/14	98,939
10,000	BBB	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	10,699
140,000	BBB	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	188,938
		Verizon Communications Inc., Senior Unsecured Notes:
480,000	A-	6.100% due 4/15/18	595,333
50,000	A-	8.750% due 11/1/18	69,972
480,000	A-	2.450% due 11/1/22	482,904
165,000	A-	5.125% due 6/15/33	176,084
280,000	A-	6.900% due 4/15/38	400,336
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	899,675

		Total Diversified Telecommunication Services	7,095,603

Electric Utilities - 1.6%
130,000	BB-	AES Corp. (The), Senior Unsecured Notes, 7.750% due 10/15/15	146,575
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18	2,074,716
213,000	BB-	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17(d)	228,975
215,000	BBB	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	271,166
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	303,369
66,000	BBB-	Constellation Energy Group Inc., Company Guaranteed Notes, 5.150% due 12/1/20	76,619
		Dominion Resources Inc., Senior Unsecured Notes:
105,000	A-	7.195% due 9/15/14	116,382
390,000	A-	5.200% due 8/15/19	468,334
200,000	A-	5.950% due 6/15/35	260,552
275,000	A-	4.900% due 8/1/41	319,825
298,000	BB-	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	315,880
		Duke Energy Corp., Senior Unsecured Notes:
180,000	BBB	5.050% due 9/15/19	211,130
110,000	BBB	3.550% due 9/15/21	117,518
20,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	22,400
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,168,486
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	121,534
310,000	BBB	Exelon Generation Co. LLC, Senior Unsecured Notes, 4.250% due 6/15/22(d)	330,483
500,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	657,881
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	66,236
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	245,586
538,264	Ba1(c)	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	567,068

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Electric Utilities - 1.6% - (continued)
$775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	$982,853
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	318,020
275,000	BBB+	6.500% due 9/15/37	373,633
487,147	B+	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	540,733
350,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.000% due 6/1/16	405,568
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB	5.625% due 11/30/17	427,816
340,000	BBB	6.050% due 3/1/34	444,010
500,000	BB+	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	575,000
500,000	BBB	Progress Energy Inc., Senior Unsecured Notes, 4.875% due 12/1/19	579,849
800,000	BBB-	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	973,821
425,000	A-	Public Service Electric & Gas Co., Senior Secured Notes, 0.850% due 8/15/14	426,896
450,000	BBB+	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/1/19(d)	610,114

		Total Electric Utilities	14,749,028

Energy Equipment & Services - 0.1%
260,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21	280,332
180,000	BB-	Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes, 6.125% due 7/15/22	191,700

		Total Energy Equipment & Services	472,032

Food & Staples Retailing - 0.2%
		CVS Caremark Corp., Senior Unsecured Notes:
330,000	BBB+	6.600% due 3/15/19	430,902
600,000	BBB+	2.750% due 12/1/22	603,023
295,353	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	349,554
160,000	BBB	Walgreen Co., Senior Unsecured Notes, 3.100% due 9/15/22	163,100

		Total Food & Staples Retailing	1,546,579

Food Products - 0.2%
370,000	BBB+	Kellogg Co., Senior Unsecured Notes, 3.125% due 5/17/22	389,003
380,000	BBB	Kraft Foods Group Inc., Senior Unsecured Notes, 3.500% due 6/6/22(d)	406,614
		Mondelez International, Inc., Senior Unsecured Notes:
690,000	BBB-	6.500% due 8/11/17	848,682
348,000	BBB-	5.375% due 2/10/20	424,079
		Safeway Inc., Senior Unsecured Notes:
20,000	BBB	3.950% due 8/15/20	19,958
230,000	BBB	4.750% due 12/1/21	238,848

		Total Food Products	2,327,184

Gas Utilities - 0.2%
460,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	608,035
185,000	BBB+	Sempra Energy, Senior Unsecured Notes, 6.000% due 10/15/39	240,277
500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	639,586

		Total Gas Utilities	1,487,898

Health Care Equipment & Supplies - 0.0%
		Medtronic Inc., Senior Unsecured Notes:
150,000	A+	4.450% due 3/15/20	175,536
100,000	A+	5.550% due 3/15/40	133,377

		Total Health Care Equipment & Supplies	308,913

Health Care Providers & Services - 0.5%
560,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 7.125% due 7/15/20	592,900
350,000	BBB-	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	416,387
120,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.500% due 9/15/18(d)	135,300
		HCA Inc.:
210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22	239,925

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Health Care Providers & Services - 0.5% - (continued)
		Senior Unsecured Notes:
$200,000	B-	6.250% due 2/15/13	$202,250
120,000	B-	7.190% due 11/15/15	132,600
29,000	B-	6.500% due 2/15/16	31,683
330,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(d)	415,409
128,000	B+	Tenet Healthcare Corp., Senior Secured Notes, 10.000% due 5/1/18	146,560
705,000	A	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	760,900
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,769
30,000	A-	5.875% due 6/15/17	35,655
770,000	A-	3.125% due 5/15/22	785,430
530,000	A-	3.300% due 1/15/23	546,447

		Total Health Care Providers & Services	4,522,215

Hotels, Restaurants & Leisure - 0.0%
90,000	B	Boyd Gaming Corp., Company Guaranteed Notes, 9.000% due 7/1/20(d)	89,100

Household Products - 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	B+	7.125% due 4/15/19	108,500
200,000	B+	7.875% due 8/15/19	221,000

		Total Household Products	329,500

Industrial Conglomerates - 0.1%
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	170,196
525,000	AA+	2.700% due 10/9/22	536,364
		Turlock Corp., Company Guaranteed Notes:
140,000	A-	1.500% due 11/2/17(d)	140,808
340,000	A-	2.750% due 11/2/22(d)	343,212
160,000	A-	4.150% due 11/2/42(d)	164,024

		Total Industrial Conglomerates	1,354,604

Insurance - 1.3%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	0.382% due 7/19/13(a)	778,996
200,000	A-	3.750% due 11/30/13(d)	205,633
400,000	A-	5.450% due 5/18/17	459,189
500,000	A-	5.850% due 1/16/18	586,400
2,300,000	A-	8.250% due 8/15/18	2,998,747
460,000	AA+	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 1.600% due 5/15/17	472,008
750,000	AA+	Berkshire Hathaway Inc., Senior Unsecured Notes, 2.200% due 8/15/16	785,123
525,000	A-	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	552,864
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/8/38(d)	831,000
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	928,608
1,300,000	AA-	MetLife Institutional Funding II, Secured Notes, 1.625% due 4/2/15(d)	1,326,013
375,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.125% due 6/10/14(d)	400,092
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24(a)(d)	819,524
625,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	799,611
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(d)	402,544

		Total Insurance	12,346,352

Life Sciences Tools & Services - 0.0%
120,000	A-	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	129,175

Machinery - 0.0%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	443,133

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Media - 1.1%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
$130,000	BB-	7.000% due 1/15/19	$141,375
555,000	BB-	8.125% due 4/30/20	627,150
210,000	BB-	6.500% due 4/30/21	227,588
550,000	CCC+	Cengage Learning Acquisitions Inc., Senior Secured Notes, 11.500% due 4/15/20(d)	459,250
200,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	299,915
		Comcast Corp., Company Guaranteed Notes:
30,000	BBB+	5.875% due 2/15/18	36,538
840,000	BBB+	5.700% due 5/15/18	1,021,912
40,000	BBB+	5.650% due 6/15/35	47,005
250,000	BBB+	6.450% due 3/15/37	325,742
170,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39(d)	259,602
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
1,000,000	BBB	3.500% due 3/1/16	1,064,683
235,000	BBB	3.800% due 3/15/22	240,329
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	20,900
50,000	BB-	6.625% due 10/1/14	54,125
25,000	BB-	7.125% due 2/1/16	28,156
180,000	BB-	6.750% due 6/1/21	204,300
470,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 10.000% due 7/15/17	518,763
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	172,286
		News America Inc., Company Guaranteed Notes:
60,000	BBB+	4.500% due 2/15/21	68,739
25,000	BBB+	6.200% due 12/15/34	30,641
		Omnicom Group Inc., Senior Unsecured Notes:
44,000	BBB+	5.900% due 4/15/16	50,450
89,000	BBB+	4.450% due 8/15/20	99,157
248,000	Baa1(c)	Reed Elsevier Capital Inc., Company Guaranteed Notes, 3.125% due 10/15/22(d)	246,826
70,000	BBB	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	79,301
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	630,073
750,000	BBB+	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	903,098
		Time Warner Cable Inc., Company Guaranteed Notes:
350,000	BBB	6.750% due 7/1/18	438,755
510,000	BBB	8.250% due 4/1/19	681,149
50,000	BBB	4.125% due 2/15/21	55,008
120,000	BBB	5.875% due 11/15/40	139,424
40,000	BBB	5.500% due 9/1/41	44,640
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	73,098
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	115,021
110,000	BBB	4.750% due 3/29/21	127,394
30,000	BBB	6.250% due 3/29/41	37,818
280,000	BBB	Turner Broadcasting System Inc., Company Guaranteed Notes, 8.375% due 7/1/13	292,373
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	122,070

		Total Media	9,984,654

Metals & Mining - 0.8%
1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,142,500
500,000	BBB+	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	554,828
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	477,279
230,000	A+	3.250% due 11/21/21	249,134
40,000	BBB-	Cliffs Natural Resources Inc., Senior Unsecured Notes, 4.875% due 4/1/21	39,443

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Metals & Mining - 0.8% - (continued)
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
$100,000	A	4.750% due 10/15/14(d)	$106,191
295,000	A	3.750% due 11/4/20(d)	319,587
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
250,000	B+	7.000% due 11/1/15(d)	256,250
40,000	B+	6.375% due 2/1/16(d)	40,500
590,000	BBB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 3.550% due 3/1/22	601,341
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
500,000	A-	9.000% due 5/1/19	688,354
200,000	A-	3.500% due 11/2/20	214,996
560,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	551,191
90,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 6.750% due 4/1/15	92,025
		Vale Overseas Ltd., Company Guaranteed Notes:
1,342,000	A-	4.375% due 1/11/22	1,428,124
260,000	A-	6.875% due 11/21/36	323,042
		Xstrata Finance Canada Ltd., Company Guaranteed Notes:
280,000	BBB+	1.800% due 10/23/15(d)	281,436
250,000	BBB+	2.450% due 10/25/17(d)	252,555

		Total Metals & Mining	7,618,776

Multiline Retail - 0.0%
87,000	BBB	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.875% due 1/15/13	92,916

Oil, Gas & Consumable Fuels - 2.8%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Senior Unsecured Notes, 9.625% due 3/1/13	2,247,014
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	321,622
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	162,070
75,000	BBB-	5.750% due 6/15/14	80,121
308,000	BBB-	5.950% due 9/15/16	357,556
917,000	BBB-	6.375% due 9/15/17	1,102,243
		Apache Corp., Senior Unsecured Notes:
540,000	A-	5.625% due 1/15/17	637,040
70,000	A-	3.250% due 4/15/22	74,956
380,000	B-	Arch Coal Inc., Company Guaranteed Notes, 8.750% due 8/1/16(j)	385,700
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/7/13	365,354
225,000	A	4.742% due 3/11/21	264,642
370,000	A	3.245% due 5/6/22	389,788
340,000	A	2.500% due 11/6/22	338,781
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	311,503
		Chesapeake Energy Corp., Company Guaranteed Notes:
5,000	BB-	7.250% due 12/15/18	5,400
300,000	BB-	6.875% due 11/15/20	318,000
130,000	BB-	Cie Générale de Géophysique - Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	135,281
		Concho Resources Inc., Company Guaranteed Notes:
130,000	BB+	6.500% due 1/15/22	142,350
110,000	BB+	5.500% due 10/1/22	114,125
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	526,626
65,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	92,295
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	212,625
310,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	374,499
325,000	BB	El Paso Corp., Company Guaranteed Notes, 7.750% due 1/15/32	382,951
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	792,168
460,000	BBB-	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 6.500% due 4/1/20	562,141

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.8% - (continued)
		Energy Transfer Partners LP, Senior Unsecured Notes:
$50,000	BBB-	5.200% due 2/1/22	$56,329
333,000	BBB-	6.500% due 2/1/42	390,699
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	250,842
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB	5.600% due 10/15/14	353,156
360,000	BBB	6.300% due 9/15/17	439,225
400,000	BBB	6.500% due 1/31/19	506,861
80,000	BBB	4.050% due 2/15/22	88,732
310,000	BBB	5.700% due 2/15/42	359,214
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	70,383
160,000	BBB	7.300% due 8/15/31	219,074
385,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	520,762
270,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	272,025
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
30,000	BBB	6.000% due 2/1/17	35,249
220,000	BBB	6.850% due 2/15/20	277,993
167,000	BBB	5.000% due 8/15/42	171,539
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	622,050
280,000	BBB	Noble Energy Inc., Senior Unsecured Notes, 4.150% due 12/15/21	307,619
		Occidental Petroleum Corp., Senior Unsecured Notes:
320,000	A	3.125% due 2/15/22	344,426
20,000	A	2.700% due 2/15/23	20,741
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,254,438
190,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 7.875% due 11/1/26	205,200
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	36,830
1,810,000	BBB	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	2,044,558
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	199,476
460,000	BB-	Plains Exploration & Production Co., Company Guaranteed Notes, 6.125% due 6/15/19	470,350
		QEP Resources Inc., Senior Unsecured Notes:
40,000	BB+	6.875% due 3/1/21	46,100
70,000	BB+	5.250% due 5/1/23	73,850
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	392,400
330,000	A+	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(d)	356,052
60,000	A+	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(d)	68,960
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	89,400
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	422,619
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17(d)	47,441
58,000	BBB-	8.000% due 3/1/32	85,881
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	578,479
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,788,938
370,000	BBB(f)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/1/13	373,227
		Transocean Inc., Company Guaranteed Notes:
223,000	BBB-	5.050% due 12/15/16	248,479
198,000	BBB-	6.000% due 3/15/18	231,012
210,000	BBB-	6.375% due 12/15/21	254,196
		Williams Cos., Inc., Senior Unsecured Notes:
793,000	BBB-	7.875% due 9/1/21	1,025,764
264,000	BBB-	7.500% due 1/15/31	327,004
166,000	BBB-	8.750% due 3/15/32	226,788

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.8% - (continued)
$20,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22	$21,500

		Total Oil, Gas & Consumable Fuels	26,872,712

Paper & Forest Products - 0.0%
240,000	BBB	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	257,337
175,000	A	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/1/16(d)	187,464

		Total Paper & Forest Products	444,801

Pharmaceuticals - 0.5%
		AbbVie Inc., Company Guaranteed Notes:
880,000	A	1.750% due 11/6/17(d)	893,412
560,000	A	2.900% due 11/6/22(d)	573,071
820,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16(d)	882,318
830,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	871,280
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	203,197
		Watson Pharmaceuticals Inc., Senior Unsecured Notes:
445,000	BBB	5.000% due 8/15/14	475,646
110,000	BBB	1.875% due 10/1/17	112,179
350,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	471,110

		Total Pharmaceuticals	4,482,213

Real Estate Investment Trusts (REITs) - 1.1%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	823,320
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(d)	3,284,012
		HCP Inc., Senior Unsecured Notes:
750,000	BBB+	6.000% due 6/15/14	799,900
300,000	BBB+	2.625% due 2/1/20	299,400
		Health Care REIT Inc., Senior Unsecured Notes:
500,000	BBB-	4.125% due 4/1/19	538,736
1,395,000	BBB-	4.950% due 1/15/21	1,543,876
425,000	BBB-	6.500% due 3/15/41	508,832
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	691,331
1,300,000	BBB	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,401,040
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A-	7.500% due 6/2/14(d)	507,707
250,000	A-	6.750% due 9/2/19(d)	309,907

		Total Real Estate Investment Trusts (REITs)	10,708,061

Road & Rail - 0.1%
150,000	BBB+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.375% due 9/1/42	161,943
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15(d)	531,244
		Union Pacific Corp., Senior Unsecured Notes:
43,000	A-	5.375% due 5/1/14	45,747
84,000	A-	4.163% due 7/15/22	95,964

		Total Road & Rail	834,898

Semiconductors & Semiconductor Equipment - 0.0%
290,000	A-	Broadcom Corp., Senior Unsecured Notes, 2.700% due 11/1/18	313,383

Software - 0.1%
		Oracle Corp., Senior Unsecured Notes:
390,000	A+	1.200% due 10/15/17	391,324
395,000	A+	2.500% due 10/15/22	400,847

		Total Software	792,171

Specialty Retail - 0.2%
		QVC Inc., Senior Secured Notes:
385,000	BBB-	7.500% due 10/1/19(d)	424,198
554,000	BBB-	7.375% due 10/15/20(d)	614,560

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Specialty Retail - 0.2% - (continued)
$700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	$771,024

		Total Specialty Retail	1,809,782

Tobacco - 0.3%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	214,335
136,000	BBB	9.700% due 11/10/18	192,157
260,000	BBB	9.250% due 8/6/19	362,690
230,000	BBB	4.750% due 5/5/21	262,844
350,000	BBB	2.850% due 8/9/22	347,326
45,000	BBB	10.200% due 2/6/39	76,061
60,000	BBB	4.250% due 8/9/42	59,846
358,000	A-	BAT International Finance PLC, Company Guaranteed Notes, 3.250% due 6/7/22(d)	373,027
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	250,966
240,000	A	4.500% due 3/20/42	264,330
		Reynolds American Inc., Company Guaranteed Notes:
300,000	BBB-	6.750% due 6/15/17	366,808
120,000	BBB-	3.250% due 11/1/22	122,335
160,000	BBB-	4.750% due 11/1/42	162,955

		Total Tobacco	3,055,680

Wireless Telecommunication Services - 0.4%
230,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	271,639
		GTE Corp., Company Guaranteed Notes:
548,000	A-	6.840% due 4/15/18	694,048
50,000	A-	6.940% due 4/15/28	67,682
470,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	560,475
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	73,675
140,000	BBB	5.134% due 4/27/20	140,700
1,370,000	BBB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,493,300

		Total Wireless Telecommunication Services	3,301,519

		TOTAL CORPORATE BONDS & NOTES (Cost - $224,215,694)	249,313,422

MUNICIPAL BONDS - 1.8%
California - 0.4%
		State of California, GO:
400,000	A-	5.000% due 6/1/37	445,628
900,000	A-	5.000% due 11/1/37	1,011,654
100,000	A-	5.000% due 12/1/37	112,607
670,000	A-	6.200% due 10/1/19	822,217
815,000	A-	7.550% due 4/1/39	1,178,083

		Total California	3,570,189

Delaware - 0.0%
300,000	AA+	Northstar Education Finance Inc., Student Loan Asset Backed Notes, GTDSTD-Insured, 1.708% due 1/29/46(a)	246,970

Florida - 0.0%
550,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.595% due 12/1/36(a)(k)	443,511

Illinois - 1.0%
		Chicago Transit Authority:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Rating††	Security	Value
Illinois - 1.0% - (continued)
$3,500,000		AA	Series A, 6.899% due 12/1/40	$4,283,720
2,400,000		AA	Series B, 6.899% due 12/1/40	2,937,408
510,000		AA-	Chicago, IL, GO, Series A, FSA-Insured, 4.750% due 1/1/36	541,390
			State of Illinois, GO:
1,140,000		A	5.100% due 6/1/33	1,151,468
650,000		A	5.665% due 3/1/18	744,218

			Total Illinois	9,658,204

Minnesota - 0.1%
			Northstar Education Finance Inc.:
825,000		AA+	2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, 0.547% due 4/28/30(a)	778,124
325,000		AA+	Student Loan Asset Backed Notes, GTDSTD-Insured, 1.708% due 1/29/46(a)	267,552

			Total Minnesota	1,045,676

New York - 0.0%
190,000		AAA	New York City Municipal Water Finance Authority, Series 1289, 9.041% due 12/15/13(a)(d)	230,928

Ohio - 0.1%
1,000,000		B-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34	875,150

Texas - 0.1%
675,000		AA	City of Houston, TX, GO, 6.290% due 3/1/32	849,663

Virginia - 0.1%
633,629		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	693,640

			TOTAL MUNICIPAL BONDS (Cost - $15,425,164)	17,613,931

SOVEREIGN BONDS - 2.9%
Australia - 0.4%
3,100,000	AUD	Aaa(c)	Australia Government Bond, Senior Unsecured Notes, 5.500% due 12/15/13	3,322,717

Brazil - 0.2%
2,500,000	BRL	BBB	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	1,759,172

Canada - 0.5%
			Province of Ontario Canada:
			Senior Unsecured Notes:
410,000		AA-	0.950% due 5/26/15	415,450
900,000		AA-	2.300% due 5/10/16	949,926
3,600,000	CAD	AA-	Unsecured Notes, 3.150% due 6/2/22	3,763,951

			Total Canada	5,129,327

Germany - 1.0%
7,100,000	EUR	Aaa(c)	Bundesschatzanweisungen, Bonds, 0.750% due 9/13/13	9,287,938

Hong Kong - 0.1%
1,000,000		AAA	Hong Kong Government Bond, Notes, 5.125% due 8/1/14(d)(h)	1,068,339

Japan - 0.1%
800,000		AA-	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/2/15	842,272

Malaysia - 0.1%
			Malaysia Government Bond, Senior Unsecured Notes
1,800,000	MYR	A3(c)	3.835% due 8/12/15	603,135
515,000	MYR	A3(c)	4.262% due 9/15/16	175,905

			Total Malaysia	779,040

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Rating††	Security	Value
Mexico - 0.5%
			Mexican Bonos, Bonds
$34,836,000	MXN	A-	8.000% due 6/11/20	$3,160,313
14,780,000	MXN	A-	6.500% due 6/9/22	1,234,585
528,000		BBB	Mexico Government International Bond, Senior Unsecured Notes, 4.750% due 3/8/44	605,088
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	105,768

			Total Mexico	5,105,754

Russia - 0.0%
249,550		BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	317,702

			TOTAL SOVEREIGN BONDS (Cost - $26,433,949)	27,612,261

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.8%
U.S. GOVERNMENT OBLIGATIONS - 21.2%
			U.S. Treasury Bonds:
9,350,000			0.625% due 11/30/17	9,356,573
3,600,000			8.125% due 5/15/21(l)(p)	5,589,562
113,000			8.125% due 8/15/21	176,677
1,900,000			7.625% due 11/15/22	2,977,954
200,000			7.125% due 2/15/23	305,406
2,000,000			7.500% due 11/15/24	3,232,812
1,120,000			6.375% due 8/15/27	1,728,651
1,890,000			6.125% due 8/15/29	2,922,707
1,755,000			4.500% due 2/15/36	2,359,104
1,900,000			4.750% due 2/15/37	2,649,016
1,200,000			4.375% due 5/15/40	1,599,376
1,214,000			4.375% due 5/15/41	1,619,742
235,000			3.750% due 8/15/41	283,138
2,765,000			3.125% due 2/15/42	2,967,622
13,387,000			2.750% due 8/15/42	13,282,421
4,105,000			2.750% due 11/15/42	4,067,800
			U.S. Treasury Notes:
1,120,000			0.250% due 11/30/14	1,120,175
130,000			0.250% due 10/15/15	129,766
18,080,000			0.375% due 11/15/15	18,111,080
290,000			1.000% due 9/30/16	296,231
4,705,000			0.875% due 1/31/17	4,779,988
600,000			0.875% due 2/28/17	609,656
10,880,000			0.750% due 6/30/17	10,980,303
1,140,000			0.625% due 8/31/17	1,142,939
2,750,000			0.750% due 10/31/17	2,769,981
15,710,000			1.000% due 9/30/19	15,717,368
18,045,000			1.250% due 10/31/19	18,332,601
7,100,000			2.125% due 8/15/21(l)(p)	7,541,535
15,700,000			2.000% due 11/15/21	16,471,514
1,900,000			2.000% due 2/15/22	1,987,134
8,860,000			1.625% due 8/15/22	8,907,764
3,635,000			1.625% due 11/15/22	3,641,816
			U.S. Treasury Inflation Indexed Bonds:
122,761			2.375% due 1/15/25	167,578
287,186			1.750% due 1/15/28	376,729
126,685			3.875% due 4/15/29	212,890
3,249,260			2.125% due 2/15/41	4,900,798
2,735,318			0.750% due 2/15/42	3,071,890

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.8% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 21.2% (continued)
	U.S. Treasury Inflation Indexed Bonds:
$1,445,123	0.625% due 4/15/13	$1,444,785
6,452,702	1.125% due 1/15/21(l)(p)	7,641,915
5,725,328	0.125% due 1/15/22	6,286,679
	U.S. Treasury Notes, Inflation Indexed:
4,171,359	1.250% due 4/15/14	4,299,758
2,589,367	0.500% due 4/15/15	2,701,033
2,062,813	0.125% due 7/15/22	2,267,161
	U.S. Treasury Strip Principal, Zero coupon bond to yield:
940,000	4.323% due 11/15/27(m)	661,272

	TOTAL U.S. GOVERNMENT OBLIGATIONS	201,690,900

U.S. GOVERNMENT AGENCIES - 1.6%
	Federal Home Loan Bank (FHLB):
200,000	1.350% due 4/29/14	203,125
290,000	1.375% due 5/28/14	295,168
1,270,000	0.550% due 10/5/15	1,270,022
1,400,000	0.500% due 11/27/15	1,400,337
2,800,000	2.375% due 1/13/22	2,948,943
2,000	5.625% due 11/23/35(l)	2,284
	Federal National Mortgage Association (FNMA):
220,000	0.700% due 6/26/15	220,074
1,275,000	0.500% due 10/22/15	1,276,618
2,535,000	0.625% due 2/22/16	2,537,000
3,605,000	0.000% due 10/9/19	3,187,537
1,055,000	6.250% due 5/15/29	1,546,072

	TOTAL U.S. GOVERNMENT AGENCIES	14,887,180

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $209,531,619)	216,578,080

Shares
COMMON STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
506	Motors Liquidation Co. GUC Trust* (Cost - $0)	9,867

PREFERRED STOCK - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
30,275	GMAC Capital Trust I, 8.125% (Cost - $751,009)(a)	788,664

CONVERTIBLE PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
20,000	General Motors Corp., 0.000% (Cost - $0)(e)(h)	0

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Security	Value
WARRANT - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
177		SemGroup Corp., Class A Shares, expires 11/30/14(h)* (Cost - $9,884)	$2,469

Contracts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
24		Eurodollar 2 Year Midcurve, Put @ $99.13, expires 12/14/12	150
90		Eurodollar 3 Year Midcurve, Put @ $97.25, expires 12/14/12	563
90		Eurodollar 3 Year Midcurve, Put @ $98.25, expires 12/14/12	563
102		Eurodollar Futures, Put @ $98.75, expires 12/14/12	637
46		Eurodollar Futures, Put @ $98.88, expires 12/17/12	287
1,600,000		Swaption, 3-Month USD-LIBOR, Put @ $3.45, expires 9/21/15	105,861
42		U.S. Treasury Bonds 10-Year Futures, Call @ $134.50, expires 1/25/13	17,719
17		U.S. Treasury Bonds Futures, Call @ $152.00, expires 1/25/13	19,922

		Total United States	145,702

		TOTAL PURCHASED OPTIONS (Cost - $340,297)	145,702

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $877,762,311)	919,487,547

Face Amount†
SHORT-TERM INVESTMENTS (n) —9.1%
COMMERCIAL PAPER - 0.3%
1,070,000		Lloyds Bank PLC, 0.300% due 2/13/13(m)	1,069,358
2,300,000		RBS Holding USA Inc., 0.380% due 3/19/13(m)	2,297,427

		TOTAL COMMERCIAL PAPER (Cost - $3,366,785)	3,366,785

MONEY MARKET FUND- 0.0%
400,653		Invesco STIT - Government & Agency Portfolio (Cost - $400,653)(o)	400,653
REPURCHASE AGREEMENTS - 1.8%
7,800,000		Banc of America repurchase agreement dated 11/30/12, 0.260% due 12/3/12, Proceeds at maturity - $7,800,169; (Fully collateralized by U.S. Treasury Bonds, 4.25% due 11/15/40; Market Valued - $7,952,292)(m)	7,800,000
9,200,000		BZW Securities Inc. repurchase agreement dated 11/30/12, 0.230% due 12/3/12, Proceeds at maturity - $9,200,176; (Fully collateralized by U.S. Treasury Notes, 0.625% due 8/31/17; Market Valued - $9,385,188)(m)	9,200,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $17,000,000)	17,000,000

TIME DEPOSITS - 2.0%
2,697,103		Bank of New York Mellon - Grand Cayman, 0.030% due 12/3/12	2,697,103
		BBH - Grand Cayman:
7,730	EUR	-0.030% due 12/3/12	10,056
544	JPY	0.010% due 12/3/12	7
58,837	GBP	0.071% due 12/3/12	94,289

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Security	Value
TIME DEPOSITS - 2.0% - (continued)
$577	CAD	0.198% due 12/3/12	$581
317	AUD	2.404% due 12/3/12	331
15,291,077		JPMorgan Chase & Co. - London, 0.030% due 12/3/12	15,291,077
601,634		Wells Fargo - Grand Cayman, 0.030% due 12/3/12	601,634

		TOTAL TIME DEPOSITS (Cost - $18,695,078)	18,695,078

U.S. GOVERNMENT AGENCIES - 4.3%
4,000,000		Farmer Mac Discount Notes, 0.120% due 1/3/13(m)	3,999,587
		Federal Home Loan Bank (FHLB), Discount Notes:
1,700,000		0.080% due 12/4/12(m)	1,699,996
5,000,000		0.120% due 12/26/12(m)	4,999,617
4,730,000		0.128% due 1/9/13(m)	4,729,378
3,640,000		0.130% due 1/23/13(m)	3,639,330
10,200,000		0.160% due 2/20/13(m)	10,196,423
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
4,345,000		0.133% due 1/15/13(m)	4,344,325
800,000		0.155% due 2/25/13(m)	799,711
800,000		0.150% due 2/26/13(m)	799,717
5,400,000		Federal National Mortgage Association (FNMA), Discount Notes, 0.175% due 2/27/13(m)	5,397,742

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $40,605,826)	40,605,826

U.S. GOVERNMENT OBLIGATIONS - 0.7%
6,533,000		U.S. Treasury Bills, 0.135% due 2/14/13 - 11/14/13(l)(m)(p)	6,526,337

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $6,526,337)	6,526,337

		TOTAL SHORT-TERM INVESTMENTS (Cost - $86,594,679)	86,594,679

		TOTAL INVESTMENTS - 105.7% (Cost - $964,356,990#)	1,006,082,226

		Liabilities in Excess of Other Assets - (5.7%)	(54,398,462)

		TOTAL NET ASSETS - 100.0%	$951,683,764

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2012.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Rating by Moody's Investors Service. All ratings are unaudited.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Principal only security.
(h)	Illiquid Security.
(i)	Security is currently in default.
(j)	All or a portion of this security is on loan (See Note 1).
(k)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts, repurchase agreements, or swap contracts.
(m)	Rate shown represents yield-to-maturity.
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 9.1%.
(o)	Represents investment of collateral received from securities lending transactions.
(p)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, TBA’s and repurchase agreements.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Abbreviation used in this schedule:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
EUR	—	Euro Dollar
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GBP	—	Great British Pound
GTDSTD	—	Guaranteed Student Loans
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts
REMICS	—	Real Estate Mortgage Investment Conduits

See pages 124 to 126 for definition of ratings.

Summary of Investments by Security Type^
Mortgage-Backed Securities	25.2%
Corporate Bonds & Notes	24.8
U.S. Government & Agency Obligations	21.5
Collateralized Mortgage Obligations	13.9
Sovereign Bonds	2.8
Municipal Bonds	1.8
Asset-Backed Securities	1.3
Preferred Stock	0.1
Purchased Options	0.0	*
Common Stock	0.0	*
Warrant	0.0	*
Short-Term Investments	8.6

	100.0%

^ As a percentage of total investments.

* Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written
Contracts	Security Name	Expiration Date	Strike Price	Value
United States
24	Eurodollar 2 Year Midcurve, Put	12/14/12	$98.63	$150
180	Eurodollar 3 Year Midcurve, Put	12/14/12	97.75	1,125
102	Eurodollar Futures, Put	12/14/12	98.25	637
1,200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	33,505
1,200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	477
15,200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	424,395
15,200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	6,039
6,700,000	Swaption, 3-Month USD-LIBOR, Put	9/21/15	2.50	91,814

	Total United States			558,142

	TOTAL OPTIONS CONRACTS WRITTEN
	(Premiums received —$743,801)			$558,142

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal Home Loan Mortgage Corp. (FHLMC)
$2,000,000	5.500% due 12/1/39 (a)	$2,156,563
	Federal National Mortgage Association (FNMA)
4,500,000	3.500% due 12/1/26	4,774,218
10,000,000	5.500% due 12/1/40 (a)	10,870,315
3,000,000	6.000% due 1/1/42 (a)	3,288,751
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 1/1/42 (a)	3,360,470

	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $24,524,688)	$24,450,317

(a) This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this fund, refer to Note 3.

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 92.0%
Aerospace & Defense — 1.2%
$1,180,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$1,218,350
240,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	256,200
1,005,000	B	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	1,100,475
330,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	358,050

		Total Aerospace & Defense	2,933,075

Airlines — 0.5%
292,644	BB	Continental Airlines 2007-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.903% due 4/19/22	311,666
370,000	BBB-	Continental Airlines 2012-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.250% due 4/11/20	392,200
30,000	BBB-	Continental Airlines 2012-2 Class B Pass Thru Trusts, Pass Thru Certificates, 5.500% due 10/29/20	31,313
205,354	BB	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	224,596
117,027	B	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	121,848
53,342	BBB-	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	59,744
30,000	BB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	31,200

		Total Airlines	1,172,567

Auto Components — 1.5%
200,000	B	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.625% due 10/15/22	204,000
		Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes:
830,000	B	8.000% due 6/15/19	909,887
700,000	B	8.250% due 6/15/21	774,375
640,000	BB-	Continental Rubber of America Corp., Senior Secured Notes, 4.500% due 9/15/19(a)	649,600
400,000	B+	Pittsburgh Glass Works LLC, Senior Secured Notes, 8.500% due 4/15/16(a)	367,000
601,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/1/17(a)	658,095

		Total Auto Components	3,562,957

Building Products — 0.7%
		Building Materials Corp. of America:
		Senior Notes:
180,000	BB+	6.875% due 8/15/18(a)	193,950
20,000	BB+	6.750% due 5/1/21(a)	21,950
140,000	BB+	Senior Secured Notes, 7.000% due 2/15/20(a)	153,300
		Nortek Inc., Company Guaranteed Notes:
285,000	B	10.000% due 12/1/18	318,487
300,000	B	8.500% due 4/15/21	327,750
540,000	B	8.500% due 4/15/21(a)	587,250

		Total Building Products	1,602,687

Capital Markets — 0.3%
670,000	BBB+	Goldman Sachs Group Inc. (The), Subordinated Notes, 6.750% due 10/1/37	747,894

Chemicals — 1.2%
130,000	B+	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	139,256
920,000	BB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	1,102,850
130,000	BB-	Nufarm Australia Ltd., Company Guaranteed Notes, 6.375% due 10/15/19(a)	135,200
1,415,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20(a)	1,399,081

		Total Chemicals	2,776,387

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Commercial Banks — 3.8%
		Ally Financial Inc.,
		Company Guaranteed Notes:
$165,000	B+	6.750% due 12/1/14	$179,025
80,000	B+	4.625% due 6/26/15	83,450
645,000	B+	5.500% due 2/15/17	687,569
155,000	B+	6.250% due 12/1/17	171,784
1,290,000	B+	8.000% due 3/15/20	1,593,150
60,000	B+	Senior Unsecured Notes, 7.500% due 12/31/13	63,675
120,000	A-	Bank of America Corp., Senior Unsecured Notes, 6.500% due 8/1/16	139,503
		Barclays Bank PLC, Subordinated Notes:
350,000	BBB+	6.050% due 12/4/17(a)	383,486
240,000	BBB+	10.179% due 6/12/21(a)	323,245
200,000	BBB-	BBVA US Senior SAU, Company Guaranteed Notes, 4.664% due 10/9/15	203,705
75,000	A-	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49(a)(b)	102,274
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(b)	218,663
390,000	BBB+	Intesa Sanpaolo SpA, Senior Notes, 3.625% due 8/12/15(a)	388,440
585,000	B	Provident Funding Associates LP/PFG Finance Corp., Senior Notes, 10.125% due 2/15/19(a)	617,175
		Royal Bank of Scotland Group PLC:
170,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(b)	171,275
50,000	BB+	Subordinated Notes, 5.000% due 10/1/14	51,647
100,000	BBB-	Santander Issuances SAU, Bank Guaranteed Notes, 5.911% due 6/20/16(a)	102,738
220,000	BBB-	Société Générale SA, Junior Subordinated Notes, 1.103% due 12/29/49(a)(b)	119,812
		Synovus Financial Corp.:
905,000	B	Senior Unsecured Notes, 7.875% due 2/15/19	1,000,025
1,140,000	B-	Subordinated Notes, 5.125% due 6/15/17	1,111,500
585,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(b)	585,000
620,000	Ba3(c)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15	686,650

		Total Commercial Banks	8,983,791

Commercial Services — 2.6%
335,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	319,087
240,000	B+	Ashtead Capital Inc., Secured Notes, 6.500% due 7/15/22(a)	256,800
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
89,000	B	7.750% due 5/15/16	91,560
380,000	B	8.250% due 1/15/19	422,275
547,000	BB-	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15	608,537
465,000	B-	Emergency Medical Services Corp., Company Guaranteed Notes, 8.125% due 6/1/19	498,713
115,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	124,775
230,000	B+	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22(a)	243,800
260,000	B	HDTFS Inc., Company Guaranteed Notes, 6.250% due 10/15/22(a)	270,725
250,000	B2(c)	Hertz Corp. (The), Company Guaranteed Notes, 6.750% due 4/15/19(a)	271,250
60,000	B-	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	67,800
270,000	CCC+	Laureate Education Inc., Company Guaranteed Notes, 9.250% due 9/1/19(a)	276,750
250,000	B	Live Nation Entertainment Inc., Senior Unsecured Notes, 8.125% due 5/15/18(a)	271,250
570,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	587,100
310,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 12.250% due 4/15/15(a)	318,525
		ServiceMaster Co.:
240,000	B-	Company Guaranteed Notes, 8.000% due 2/15/20	245,400
140,000	B-	Senior Notes, 7.000% due 8/15/20(a)	137,725
510,000	BB	Sotheby’s, Company Guaranteed Notes, 5.250% due 10/1/22(a)	517,650
125,000	BB-	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	135,000
		TransUnion Holding Co., Inc., Senior Unsecured Notes:
340,000	B-	8.125% due 6/15/18(a)(d)	345,100
160,000	B-	9.625% due 6/15/18	169,600

		Total Commercial Services	6,179,422

Commercial Services & Supplies — 2.9%
855,000	CCC	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/1/16(a)	654,075
740,000	B+	American Reprographics Co., Company Guaranteed Notes, 10.500% due 12/15/16	736,300
2,905,000	B-	Cenveo Corp., Secured Notes, 8.875% due 2/1/18	2,658,075

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Commercial Services & Supplies — 2.9% — (continued)
$285,000	B-	FGI Operating Co. LLC/FGI Finance Inc., Secured Notes, 7.875% due 5/1/20(a)	$312,075
100,000	BB-	JM Huber Corp., Senior Notes, 9.875% due 11/1/19(a)	112,000
815,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	861,862
		United Rentals North America Inc., Company Guaranteed Notes:
350,000	B+	7.375% due 5/15/20(a)	383,688
1,000,000	B+	7.625% due 4/15/22(a)	1,111,250

		Total Commercial Services & Supplies	6,829,325

Consumer Finance — 0.3%
620,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	640,150

Containers & Packaging — 0.7%
		Ardagh Packaging Finance PLC:
400,000	CCC+	Company Guaranteed Notes, 9.125% due 10/15/20(a)	434,000
600,000	B+	Senior Secured Notes, 7.375% due 10/15/17(a)	657,000
660,000	CCC+	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(e)	547,800

		Total Containers & Packaging	1,638,800

Diversified Consumer Services — 0.1%
		Service Corp. International, Senior Unsecured Notes:
200,000	BB-	4.500% due 11/15/20	203,000
130,000	BB-	7.500% due 4/1/27	139,100

		Total Diversified Consumer Services	342,100

Diversified Financial Services — 4.5%
1,000,000	BB-	CIT Group Inc., Senior Unsecured Notes, 5.375% due 5/15/20	1,072,500
		E*Trade Financial Corp., Senior Unsecured Notes:
485,000	B-	6.750% due 6/1/16	511,675
500,000	B-	6.000% due 11/15/17	508,750
362,387	B-	12.500% due 11/30/17	407,812
680,000	B-	6.375% due 11/15/19	689,350
		International Lease Finance Corp., Senior Unsecured Notes:
1,150,000	BBB-	8.875% due 9/1/17	1,339,750
1,050,000	BBB-	8.625% due 1/15/22	1,257,375
276,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 13.750% due 12/15/15(a)	294,630
430,000	B2(c)	Nationstar Mortgage LLC/Nationstar Capital Corp., Company Guaranteed Notes, 7.875% due 10/1/20(a)	447,737
		Nuveen Investments Inc., Senior Unsecured Notes:
450,000	CCC	5.500% due 9/15/15	429,750
530,000	CCC	9.125% due 10/15/17(a)	528,675
535,000	CCC	9.500% due 10/15/20(a)	543,025
		Offshore Group Investments Ltd., Senior Secured Notes:
1,273,000	B-	11.500% due 8/1/15	1,403,483
530,000	B-	7.500% due 11/1/19(a)	535,300
45,000	B	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 9.500% due 6/15/19(a)	48,488
160,000	B+	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	172,000
500,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(b)	535,000

		Total Diversified Financial Services	10,725,300

Diversified Telecommunication Services — 4.8%
1,605,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	1,629,075
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	33,600
15,000	B+	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	15,937
430,000	BB	Frontier Communications Corp., Senior Unsecured Notes, 8.500% due 4/15/20	493,425
135,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/1/17(a)	144,450
1,735,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 7.250% due 10/15/20(a)	1,856,450
775,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/1/16	833,125
		Level 3 Financing Inc., Company Guaranteed Notes:
295,000	CCC	4.469% due 2/15/15(b)	295,737

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Diversified Telecommunication Services — 4.8% — (continued)
$362,000	CCC	10.000% due 2/1/18	$404,082
265,000	CCC	9.375% due 4/1/19	297,463
560,000	CCC	7.000% due 6/1/20(a)	571,900
1,170,000	CCC	8.625% due 7/15/20	1,276,763
		tw telecom holdings inc., Company Guaranteed Notes:
130,000	BB-	8.000% due 3/1/18	143,650
390,000	BB-	5.375% due 10/1/22(a)	405,113
340,000	BB-	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	374,000
530,000	B	West Corp., Company Guaranteed Notes, 8.625% due 10/1/18	549,875
260,000	B+	Wind Acquisition Finance SA, Secured Notes, 11.750% due 7/15/17(a)	267,150
850,587	B-	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(d)	844,208
		Windstream Corp., Company Guaranteed Notes:
310,000	B	7.500% due 6/1/22	323,175
470,000	B	7.500% due 4/1/23	487,625

		Total Diversified Telecommunication Services	11,246,803

Electric Utilities — 2.6%
		Calpine Corp., Senior Secured Notes:
1,021,000	BB-	7.250% due 10/15/17(a)	1,097,575
225,000	BB-	7.875% due 1/15/23(a)	252,000
300,000	BB-	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	318,000
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
840,000	CC	Secured Notes, 11.750% due 3/1/22(a)	858,900
810,000	B-	Senior Secured Notes, 10.000% due 12/1/20	907,200
38,740	B	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	31,948
960,000	B+	GenOn REMA LLC, Pass Thru Certificates, 9.681% due 7/2/26	1,027,200
246,095	CCC+	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	231,330
882,586	B+	Mirant Mid Atlantic Pass Through Trust B, Pass Thru Certificates, 9.125% due 6/30/17	964,225
311,774	B+	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	346,069

		Total Electric Utilities	6,034,447

Electronic Equipment & Instruments — 1.3%
340,000	B	313 Group Inc., Senior Secured Notes, 6.375% due 12/1/19(a)	336,600
190,000	B+	Belden Inc., Company Guaranteed Notes, 5.500% due 9/1/22(a)	193,325
270,000	B	International Wire Group Holdings Inc., Senior Secured Notes, 8.500% due 10/15/17(a)	272,025
680,000	B+	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	790,500
600,000	B-	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	615,750
625,000	B	Sanmina Corp., Company Guaranteed Notes, 7.000% due 5/15/19(a)	628,125
150,000	BB-	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	146,625

		Total Electronic Equipment & Instruments	2,982,950

Energy Equipment & Services — 1.4%
130,000	B	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes, 6.625% due 10/1/20(a)	135,850
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
1,060,000	BB-	5.875% due 4/15/21	1,113,000
270,000	BB-	6.125% due 7/15/22	287,550
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(f)(g)	5,850
500,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	512,500
355,000	B	Forbes Energy Services Ltd., Company Guaranteed Notes, 9.000% due 6/15/19	322,162
200,000	BB	Petroleum Geo-Services ASA, Company Guaranteed Notes, 7.375% due 12/15/18(a)	211,000
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
140,000	BB	6.375% due 8/1/22(a)	152,600
200,000	BB	5.250% due 5/1/23(a)	205,500

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Energy Equipment & Services — 1.4% — (continued)
$260,000	BB-	Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Unsecured Notes, 5.875% due 10/1/20(a)	$271,700
390,000	CCC	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	212,550

		Total Energy Equipment & Services	3,430,262

Food Products — 1.1%
325,000	CCC+	Del Monte Corp., Company Guaranteed Notes, 7.625% due 2/15/19	335,563
110,000	B-	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	117,700
700,000	B+	Post Holdings Inc., Company Guaranteed Notes, 7.375% due 2/15/22(a)	751,625
800,000	CCC-	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	702,000
630,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18(a)	652,050

		Total Food Products	2,558,938

Gas Utilities — 0.8%
1,845,000	BB+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	2,001,825

Health Care Equipment & Supplies — 1.0%
205,000	CCC+	Alere Inc., Company Guaranteed Notes, 8.625% due 10/1/18	209,100
		Biomet Inc., Company Guaranteed Notes:
225,000	B-	6.500% due 8/1/20(a)	235,969
910,000	B-	6.500% due 10/1/20(a)	905,450
		DJO Finance LLC/DJO Finance Corp.:
210,000	CCC+	Company Guaranteed Notes, 7.750% due 4/15/18	196,875
610,000	CCC+	Senior Unsecured Notes, 9.875% due 4/15/18(a)	614,575
110,000	BB	Hologic Inc., Company Guaranteed Notes, 6.250% due 8/1/20(a)	117,425

		Total Health Care Equipment & Supplies	2,279,394

Health Care Providers & Services — 3.9%
950,000	B-	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 12.875% due 11/1/18	1,144,750
130,000	BB+	AMERIGROUP Corp., Senior Unsecured Notes, 7.500% due 11/15/19	152,750
		CHS/Community Health Systems Inc., Company Guaranteed Notes:
620,000	B	8.000% due 11/15/19	678,125
295,000	B	7.125% due 7/15/20	312,331
465,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	453,375
225,000	B	DaVita HealthCare Partners, Inc., Company Guaranteed Notes, 5.750% due 8/15/22	236,250
500,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	568,750
205,000	B	Hanger Orthopedic Group Inc., Company Guaranteed Notes, 7.125% due 11/15/18	216,788
		HCA Inc.:
39,000	BB	Secured Notes, 9.875% due 2/15/17	41,681
		Senior Secured Notes:
60,000	BB	7.250% due 9/15/20	67,200
1,160,000	BB	5.875% due 3/15/22	1,267,300
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	61,500
50,000	B	Physiotherapy Associates Holdings Inc., Senior Unsecured Notes, 11.875% due 5/1/19(a)	49,750
500,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	508,750
27,000	B-	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	27,236
610,000	B-	Select Medical Holdings Corp., Senior Unsecured Notes, 6.429% due 9/15/15(b)	612,288
		Tenet Healthcare Corp.:
		Senior Secured Notes:
100,000	B+	10.000% due 5/1/18	114,500
60,000	B+	6.250% due 11/1/18	66,300
722,000	B+	8.875% due 7/1/19	812,250
		Senior Unsecured Notes:
160,000	CCC+	8.000% due 8/1/20	172,400
380,000	CCC+	6.875% due 11/15/31	334,400
1,220,000	B-	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., Company Guaranteed Notes, 8.000% due 2/1/18	1,273,375

		Total Health Care Providers & Services	9,172,049

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Hotels, Restaurants & Leisure — 6.4%
$140,000	B	Affinity Gaming LLC/Affinity Gaming Finance Corp., Company Guaranteed Notes, 9.000% due 5/15/18(a)	$146,300
		AMC Entertainment Inc., Company Guaranteed Notes:
425,000	B-	8.750% due 6/1/19	469,625
320,000	CCC+	9.750% due 12/1/20	361,600
310,000	B+	Ameristar Casinos Inc., Company Guaranteed Notes, 7.500% due 4/15/21(a)	331,700
148,625	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18(a)(d)(g)(h)	133,116
		Boyd Gaming Corp., Company Guaranteed Notes:
460,000	B	9.125% due 12/1/18	465,750
394,000	B	9.000% due 7/1/20(a)	390,060
		Caesars Entertainment Operating Co., Inc.:
500,000	CCC	Company Guaranteed Notes, 10.750% due 2/1/16	386,250
100,000	CCC	Secured Notes, 10.000% due 12/15/15	85,500
		Senior Secured Notes:
643,000	B	11.250% due 6/1/17	694,038
300,000	B	8.500% due 2/15/20(a)	294,750
925,000	B	9.000% due 2/15/20(a)	927,313
230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18(a)	253,575
170,000	CCC+	CCM Merger Inc., Company Guaranteed Notes, 9.125% due 5/1/19(a)	170,850
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 10.250% due 6/15/15(a)(f)	122
475,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/1/17	545,062
450,000	B-	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	414,000
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
320,000	B	7.750% due 3/15/19	344,000
455,000	CCC+	8.875% due 6/15/20	482,869
730,000	CCC+	Landry’s Inc., Senior Notes, 9.375% due 5/1/20(a)	777,450
1,100,000	B	Lions Gate Entertainment Inc., Secured Notes, 10.250% due 11/1/16	1,229,250
140,000	B-	Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes, 12.000% due 6/1/17(a)	145,075
		MGM Resorts International:
		Company Guaranteed Notes:
195,000	B-	8.625% due 2/1/19(a)	214,500
375,000	B-	6.750% due 10/1/20(a)	378,750
		Senior Secured Notes:
25,000	B+	10.375% due 5/15/14	28,062
55,000	B+	11.125% due 11/15/17	60,638
750,000	B+	9.000% due 3/15/20(a)	838,125
		Mohegan Tribal Gaming Authority, Secured Notes:
610,000	CCC	10.500% due 12/15/16(a)	582,550
130,000	CCC	11.500% due 11/1/17(a)	138,450
		NCL Corp., Ltd.:
550,000	BB	Senior Secured Notes, 11.750% due 11/15/16	627,000
1,200,000	B+	Senior Unsecured Notes, 9.500% due 11/15/18	1,330,500
490,000	B-	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., Senior Secured Notes, 8.875% due 4/15/17(a)	520,625
100,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	107,500
515,000	B	Ryman Hospitality Properties, Company Guaranteed Notes, 6.750% due 11/15/14	516,287
300,000	CCC+	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	313,500
120,000	B	Snoqualmie Entertainment Authority, Senior Secured Notes, 4.476% due 2/1/14(a)(b)	119,400
245,000	CCC+	Wok Acquisition Corp., Company Guaranteed Notes, 10.250% due 6/30/20(a)	259,088

		Total Hotels, Restaurants & Leisure	15,083,230

Household Durables — 1.3%
705,000	CCC+	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	759,637
260,000	NR	PH Holdings LLC, 9.750% due 12/31/17(g)	257,121

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Household Durables — 1.3% — (continued)
$425,000	BB-	Ryland Group Inc. (The), Company Guaranteed Notes, 5.375% due 10/1/22	$433,500
1,260,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 7.750% due 4/15/20(a)	1,329,300
300,000	B-	William Lyon Homes Inc., Company Guaranteed Notes, 8.500% due 11/15/20(a)	306,000

		Total Household Durables	3,085,558

Household Products — 2.3%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
1,140,000	CCC+	9.000% due 4/15/19	1,179,900
1,030,000	CCC+	9.875% due 8/15/19	1,096,950
775,000	B+	Senior Secured Notes, 5.750% due 10/15/20(a)	794,375
		Spectrum Brands Escrow Corp., Senior Unsecured Notes:
110,000	B3(c)	6.375% due 11/15/20(a)	114,400
840,000	B3(c)	6.625% due 11/15/22(a)	882,000
1,250,000	B-	Spectrum Brands Inc., Company Guaranteed Notes, 6.750% due 3/15/20(a)	1,309,375

		Total Household Products	5,377,000

Independent Power Producers & Energy Traders — 0.8%
390,388	B	AES Ironwood LLC, Senior Secured Notes, 8.857% due 11/30/25	458,706
		NRG Energy Inc., Company Guaranteed Notes:
175,000	BB-	7.625% due 1/15/18	194,250
500,000	BB-	7.625% due 5/15/19	535,000
110,000	BB-	8.250% due 9/1/20	122,650
155,000	BB-	7.875% due 5/15/21	172,050
370,000	BB-	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	404,225

		Total Independent Power Producers & Energy Traders	1,886,881

Industrial — 0.4%
240,000	BB-	Spansion LLC, Company Guaranteed Notes, 7.875% due 11/15/17	243,600
640,000	B-	SunGard Data Systems Inc., Company Guaranteed Notes, 6.625% due 11/1/19(a)	656,000

		Total Industrial	899,600

Insurance — 0.5%
925,000	CCC+	HUB International Ltd., Company Guaranteed Notes, 8.125% due 10/15/18(a)	964,313
80,000	BBB-	ING Capital Funding Trust III, Bank Guaranteed Notes, 3.962% due 12/29/49(b)	76,755
100,000	BB	Liberty Mutual Group Inc., Company Guaranteed Notes, 7.800% due 3/15/37(a)	111,500

		Total Insurance	1,152,568

Internet & Catalog Retail — 0.2%
475,000	BB-	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	512,406

Internet Software & Services — 1.4%
700,000	B-	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	763,000
740,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22(a)	769,600
785,000	B-	EarthLink Inc., Company Guaranteed Notes, 8.875% due 5/15/19	824,250
900,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	987,750

		Total Internet Software & Services	3,344,600

Leisure Equipment & Products — 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	262,800

Machinery — 0.8%
600,000	B	Dematic SA, Senior Secured Notes, 8.750% due 5/1/16(a)	642,000
295,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	331,875
175,000	B+	Mcron Finance Sub LLC Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	180,250
400,000	CCC+	Mirror PIK SA, Senior Notes, 9.000% due 11/1/16(a)(d)	406,000
220,000	B+	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	228,800

		Total Machinery	1,788,925

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Media — 8.1%
$300,000	B	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	$322,500
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
180,000	BB-	8.125% due 4/30/20	203,400
1,310,000	BB-	6.625% due 1/31/22	1,431,175
230,000	BB-	5.250% due 9/30/22	232,875
630,000	CCC+	Cengage Learning Acquisitions Inc., Senior Secured Notes, 11.500% due 4/15/20(a)	526,050
2,955,000	CCC+	Clear Channel Communications Inc., Senior Secured Notes, 9.000% due 3/1/21	2,622,562
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
755,000	B	7.625% due 3/15/20	743,375
540,000	B	6.500% due 11/15/22(a)	544,200
515,000	B	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	579,375
		CSC Holdings LLC, Senior Unsecured Notes:
450,000	BB+	7.625% due 7/15/18	518,625
860,000	BB+	6.750% due 11/15/21(a)	950,300
820,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19(e)	797,450
		DISH DBS Corp., Company Guaranteed Notes:
100,000	BB-	7.125% due 2/1/16	112,625
410,000	BB-	7.875% due 9/1/19	486,875
870,000	BB-	5.875% due 7/15/22	936,337
255,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	281,138
266,000	B	Entravision Communications Corp., Senior Secured Notes, 8.750% due 8/1/17	289,275
1,065,000	CCC+	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20(a)	1,070,325
230,000	CCC	LBI Media Inc., Senior Secured Notes, 9.250% due 4/15/19(a)	216,775
450,000	B-	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	490,500
330,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	316,800
640,000	B-	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20(a)	646,400
650,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	713,375
430,000	BB-	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20(a)	431,075
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	132,750
		Sirius XM Radio Inc.:
290,000	BB	Company Guaranteed Notes, 8.750% due 4/1/15(a)	330,238
1,550,000	BB	Senior Unsecured Notes, 5.250% due 8/15/22(a)	1,553,875
590,000	BB-	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.500% due 1/15/23(a)	590,000
		Univision Communications Inc., Senior Secured Notes:
310,000	B+	6.875% due 5/15/19(a)	320,850
690,000	B+	7.875% due 11/1/20(a)	740,025
60,000	B+	6.750% due 9/15/22(a)	60,900

		Total Media	19,192,025

Metals & Mining — 2.7%
		ArcelorMittal, Senior Unsecured Notes:
220,000	BB+	5.000% due 2/25/17	221,664
320,000	BB+	6.000% due 3/1/21	319,944
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
670,000	B+	7.000% due 11/1/15(a)	686,750
360,000	B+	6.375% due 2/1/16(a)	364,500
650,000	B+	6.000% due 4/1/17(a)	635,375
60,000	B+	6.875% due 2/1/18(a)	59,325
10,000	B+	8.250% due 11/1/19(a)	10,275
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19(a)	140,725
545,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	569,525
790,000	CCC+	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(h)	497,700
110,000	CCC+	Mirabela Nickel Ltd., Company Guaranteed Notes, 8.750% due 4/15/18(a)	92,950

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Metals & Mining — 2.7% — (continued)
$930,000	CCC+	Molycorp Inc., Senior Secured Notes, 10.000% due 6/1/20(a)	$841,650
		Ryerson Inc./Joseph T Ryerson & Son Inc.:
130,000	CCC	Company Guaranteed Notes, 11.250% due 10/15/18(a)	123,988
520,000	CCC+	Senior Secured Notes, 9.000% due 10/15/17(a)	516,750
650,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	719,875
		Thompson Creek Metals Co., Inc.:
530,000	CCC-	Company Guaranteed Notes, 12.500% due 5/1/19	479,650
200,000	B	Senior Secured Notes, 9.750% due 12/1/17	209,000

		Total Metals & Mining	6,489,646

Multiline Retail — 0.1%
150,000	B+	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	148,500

Office Electronics — 0.2%
410,000	B	CDW LLC/CDW Finance Corp., Senior Secured Notes, 8.000% due 12/15/18	453,050

Oil, Gas & Consumable Fuels — 18.4%
2,105,000	B+	Alpha Appalachia Holdings Inc., Company Guaranteed Notes, 3.250% due 8/1/15(e)	2,001,066
		Alpha Natural Resources Inc.:
700,000	B+	Company Guaranteed Notes, 9.750% due 4/15/18(e)	731,500
745,000	B-	Senior Unsecured Notes, 2.375% due 4/15/15	671,431
		Arch Coal Inc., Company Guaranteed Notes:
940,000	B-	8.750% due 8/1/16(e)	954,100
120,000	B-	7.000% due 6/15/19	108,300
100,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	107,250
		Basic Energy Services Inc., Company Guaranteed Notes:
360,000	B+	7.750% due 2/15/19	359,100
500,000	B+	7.750% due 10/15/22(a)	481,250
90,000	B+	Berry Petroleum Co., Senior Unsecured Notes, 6.375% due 9/15/22	93,150
400,000	NR	Callon Petroleum Co., Secured Notes, 13.000% due 9/15/16	416,000
		Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes:
190,000	B	9.375% due 5/1/19	205,675
170,000	B	9.625% due 8/1/20(a)	185,300
1,000,000	B-	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 7.500% due 9/15/20	1,020,000
		Chaparral Energy Inc., Company Guaranteed Notes:
160,000	B-	9.875% due 10/1/20	181,200
1,220,000	B-	7.625% due 11/15/22	1,259,650
		Chesapeake Energy Corp., Company Guaranteed Notes:
280,000	BB-	9.500% due 2/15/15	315,700
150,000	BB-	7.250% due 12/15/18	162,000
500,000	BB-	6.775% due 3/15/19	501,875
595,000	BB-	6.625% due 8/15/20	626,237
350,000	BB-	6.125% due 2/15/21	356,125
		Cie Générale de Géophysique — Veritas, Company Guaranteed Notes:
750,000	BB-	9.500% due 5/15/16	810,000
400,000	BB-	6.500% due 6/1/21	422,000
		Comstock Resources Inc., Company Guaranteed Notes:
805,000	B-	7.750% due 4/1/19	815,062
140,000	B-	9.500% due 6/15/20	149,450
		Concho Resources Inc., Company Guaranteed Notes:
225,000	BB+	7.000% due 1/15/21	249,187
40,000	BB+	5.500% due 10/1/22	41,500
		CONSOL Energy Inc., Company Guaranteed Notes:
640,000	BB	8.250% due 4/1/20	686,400
200,000	BB	6.375% due 3/1/21	202,500
1,300,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 5.000% due 9/15/22	1,384,500

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 18.4% — (continued)
		Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes:
$190,000	B+	8.875% due 2/15/18	$207,100
70,000	B+	7.125% due 6/1/22(a)	71,750
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22(a)	266,625
730,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	828,550
960,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	957,600
		El Paso Corp., Company Guaranteed Notes:
200,000	BB	8.050% due 10/15/30	233,685
10,000	BB	7.800% due 8/1/31	11,633
250,000	B+	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 9.250% due 12/15/17	283,125
		Enterprise Products Operating LLC, Company Guaranteed Notes:
220,000	BB+	8.375% due 8/1/66(b)	249,349
380,000	BB+	7.034% due 1/15/68(b)	428,915
		EPL Oil & Gas Inc., Company Guaranteed Notes:
715,000	B-	8.250% due 2/15/18(a)	713,212
570,000	B-	8.250% due 2/15/18	570,000
380,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	400,900
1,465,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	1,391,750
		Halcon Resources Corp., Company Guaranteed Notes:
280,000	CCC+	9.750% due 7/15/20(a)	298,200
360,000	CCC+	8.875% due 5/15/21(a)	373,500
		Hercules Offshore Inc.:
		Company Guaranteed Notes:
1,050,000	B	10.500% due 10/15/17(a)	1,120,875
1,095,000	B	10.250% due 4/1/19(a)	1,160,700
330,000	BB-	Senior Secured Notes, 7.125% due 4/1/17(a)	339,900
140,000	B-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 7.250% due 10/1/20(a)	147,175
		Key Energy Services Inc., Company Guaranteed Notes:
150,000	BB-	6.750% due 3/1/21	151,125
230,000	BB-	6.750% due 3/1/21(a)	230,575
860,000	CCC+	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 8.125% due 12/1/19	941,700
		Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes:
424,000	B	6.250% due 11/1/19(a)	427,710
140,000	B	8.625% due 4/15/20	153,650
145,000	B	7.750% due 2/1/21	153,700
1,690,000	CCC+	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20(a)	1,740,700
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
500,000	BB	6.500% due 8/15/21	546,250
300,000	BB	6.250% due 6/15/22	327,750
520,000	BB	MEG Energy Corp., Company Guaranteed Notes, 6.375% due 1/30/23(a)	542,100
210,000	CCC	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16	158,550
30,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	32,175
145,000	B	Oasis Petroleum Inc., Company Guaranteed Notes, 7.250% due 2/1/19	155,150
100,000	BB	Oil States International Inc., Company Guaranteed Notes, 6.500% due 6/1/19	106,750
420,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/1/18	449,400
		Peabody Energy Corp., Company Guaranteed Notes:
1,200,000	BB+	6.500% due 9/15/20	1,284,000
100,000	BB+	7.875% due 11/1/26	108,000
230,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	240,350
765,000	B+	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	831,937
		Plains Exploration & Production Co., Company Guaranteed Notes:
50,000	BB-	6.125% due 6/15/19	51,125
680,000	BB-	8.625% due 10/15/19	761,600

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 18.4% — (continued)
$170,000	B	6.500% due 11/15/20	$173,613
40,000	BB-	6.750% due 2/1/22	41,400
		QEP Resources Inc., Senior Unsecured Notes:
90,000	BB+	5.375% due 10/1/22	95,400
150,000	BB+	5.250% due 5/1/23	158,250
1,070,000	CCC+	Quicksilver Resources Inc., Company Guaranteed Notes, 11.750% due 1/1/16	1,067,325
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	143,650
250,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	272,500
275,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20(a)	282,563
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
660,000	BB	6.850% due 7/15/18(a)	686,400
440,000	BB	5.625% due 4/15/20(a)	429,000
250,000	BB-	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	276,875
520,000	B-	Samson Investment Co., Senior Unsecured Notes, 9.750% due 2/15/20(a)	552,500
		SandRidge Energy Inc., Company Guaranteed Notes:
250,000	B	9.875% due 5/15/16	271,250
675,000	B	7.500% due 3/15/21	707,063
250,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	279,375
240,000	B1(c)	Shelf Drilling Holdings Ltd., Senior Secured Notes, 8.625% due 11/1/18(a)	242,400
150,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19(a)	150,000
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	247,250
250,000	B+	Swift Energy Co., Company Guaranteed Notes, 7.875% due 3/1/22	260,000
365,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	385,075
475,000	BB	Western Refining Inc., Senior Secured Notes, 11.250% due 6/15/17(a)	523,688
1,435,000	B-	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	1,442,175

		Total Oil, Gas & Consumable Fuels	43,634,101

Paper & Forest Products — 1.2%
100,000	B	Ainsworth Lumber Co., Ltd., Senior Secured Notes, 7.500% due 12/15/17(a)	103,375
		Appleton Papers Inc.:
310,000	CCC+	Secured Notes, 11.250% due 12/15/15	331,700
530,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	565,775
130,000	B+	Boise Cascade LLC/Boise Cascade Finance Corp., Senior Unsecured Notes, 6.375% due 11/1/20(a)	132,275
1,185,000	BB	Boise Paper Holdings LLC/Boise Co-Issuer Co., Company Guaranteed Notes, 8.000% due 4/1/20	1,294,612
160,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/1/17	175,200
		Verso Paper Holdings LLC/Verso Paper Inc.:
36,000	CCC	Company Guaranteed Notes, 11.375% due 8/1/16	11,700
199,000	B+	Senior Secured Notes, 11.750% due 1/15/19(a)	182,955

		Total Paper & Forest Products	2,797,592

Pharmaceuticals — 0.8%
		Valeant Pharmaceuticals International:
725,000	BB-	Company Guaranteed Notes, 6.750% due 8/15/21(a)	781,188
260,000	BB-	Senior Notes, 6.375% due 10/15/20(a)	276,900
780,000	BB-	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Company Guaranteed Notes, 7.750% due 9/15/18	828,750

		Total Pharmaceuticals	1,886,838

Professional Services — 0.3%
640,000	B3(c)	Good Sam Enterprises LLC, Senior Secured Notes, 11.500% due 12/1/16	688,000

Real Estate Investment Trusts (REITs) — 0.7%
310,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(h)	307,098
945,000	B+	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	911,925

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Real Estate Investment Trusts (REITs) — 0.7% — (continued)
$315,000	B+	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17	$342,562
90,000	BBB-	Omega Healthcare Investors Inc., Company Guaranteed Notes, 5.875% due 3/15/24	96,975

		Total Real Estate Investment Trusts (REITs)	1,658,560

Semiconductors & Semiconductor Equipment — 0.3%
		Advanced Micro Devices Inc., Senior Unsecured Notes:
65,000	BB-	8.125% due 12/15/17	60,937
60,000	BB-	7.500% due 8/15/22(a)	50,550
600,000	B	Freescale Semiconductor Inc., Senior Secured Notes, 9.250% due 4/15/18(a)	648,750

		Total Semiconductors & Semiconductor Equipment	760,237

Software — 0.6%
		First Data Corp.:
		Company Guaranteed Notes:
4,667	B-	10.550% due 9/24/15	4,819
110,000	CCC+	11.250% due 3/31/16	109,175
330,000	B-	12.625% due 1/15/21	348,975
940,000	B-	Secured Notes, 8.250% due 1/15/21(a)	942,350
90,000	B-	Legend Acquisition Sub Inc., Senior Notes, 10.750% due 8/15/20(a)	85,950

		Total Software	1,491,269

Speciality Retail — 0.4%
		Bon-Ton Department Stores Inc. (The):
200,000	CCC	Company Guaranteed Notes, 10.250% due 3/15/14	199,250
130,000	B-	Secured Notes, 10.625% due 7/15/17(a)	125,450
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	359,100
300,000	B	Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Secured Notes, 11.000% due 5/1/17(a)	319,500

		Total Speciality Retail	1,003,300

Textiles, Apparel & Luxury Goods — 0.7%
485,000	CCC	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	533,500
130,000	B-	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	139,425
760,000	CCC	Gymboree Corp., Company Guaranteed Notes, 9.125% due 12/1/18(e)	701,100
270,000	CCC	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15(e)	266,287

		Total Textiles, Apparel & Luxury Goods	1,640,312

Tobacco — 0.2%
550,000	B-	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16	572,687

Transportation Infrastructure — 2.8%
610,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/1/18	692,350
360,000	CCC-	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	284,400
700,000	BB-	Commercial Barge Line Co., Secured Notes, 12.500% due 7/15/17	775,271
64,150	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(d)	63,990
570,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	606,337
290,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22(a)	296,525
280,000	B-	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	277,200
834,000	B3(c)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16	834,000
60,000	BB+	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 8.000% due 2/1/18	66,600
280,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/1/17	264,600
385,000	D	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18(f)	157,850
415,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	450,275
445,000	B+	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	491,725
720,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	745,200
370,000	B+	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	391,275

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Transportation Infrastructure — 2.8% — (continued)
$265,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	$272,950

		Total Transportation Infrastructure	6,670,548

Wireless Telecommunication Services — 3.1%
500,000	B-	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23(a)	524,375
800,000	B-	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	828,000
930,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	1,009,050
		Sprint Capital Corp., Company Guaranteed Notes:
770,000	B+	6.875% due 11/15/28	796,950
665,000	B+	8.750% due 3/15/32	793,013
		Sprint Nextel Corp.:
1,000,000	BB-	Company Guaranteed Notes, 9.000% due 11/15/18(a)	1,235,000
1,445,000	B+	Senior Unsecured Notes, 11.500% due 11/15/21	1,945,331
200,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	214,500

		Total Wireless Telecommunication Services	7,346,219

		TOTAL CORPORATE BONDS & NOTES (Cost — $210,141,298)	217,667,575

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
867	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.639% due 9/25/26	49

		TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost — $677)	49

SENIOR LOANS — 0.0%
		Trico Marine Services Inc. (Restricted):
67,808	NR	1.000% due 5/13/14(h)	67,808
38,513	NR	10.000% due 5/13/14(h)	38,466

		TOTAL SENIOR LOANS (Cost — $106,320)	106,274

Shares
COMMON STOCKS — 1.1%
CONSUMER DISCRETIONARY — 0.2%
Hotels, Restaurants & Leisure — 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)(a)(g)(h)*	19,906

Media — 0.2%
6,359		Charter Communications Inc., Class A Shares*	450,535

		TOTAL CONSUMER DISCRETIONARY	470,441

ENERGY — 0.1%
Energy Equipment & Services — 0.1%
18,163		DeepOcean Group Holdings AS (Restricted)(g)(h)*	345,229

FINANCIALS — 0.7%
Real Estate Management & Development — 0.7%
43,025		Realogy Holdings Corp.(h)*	1,622,473

INDUSTRIALS — 0.1%
Transportation Infrastructure — 0.1%
135,004		Horizon Lines Inc. (Restricted), Class A Shares*	182,255

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Shares	Security	Value
UTILITIES — 0.0%
Independent Power Producers & Energy Traders — 0.0%
$2,229	Dynegy Inc.(e)*	$41,237

	TOTAL COMMON STOCKS (Cost — $1,804,690)	2,661,635

PREFERRED STOCKS — 1.3%
FINANCIALS — 1.3%
Commercial Banks — 1.3%
43,836	GMAC Capital Trust I, 8.125%(b)	1,141,927
62,000	Zions Bancorporation, Series C, 9.500%	1,615,100
7,585	Zions Capital Trust B, 8.000%*	193,266

	Total Commercial Banks	2,950,293

Diversified Financial Services — 0.0%
4,700	Federal National Mortgage Association (FNMA), Series S, 8.250%(b)(h)*	7,814
814	Jack Cooper Holdings Corp.,(a)(b)*	83,028

	Total Diversified Financial Services	90,842

	TOTAL FINANCIALS	3,041,135

	TOTAL PREFERRED STOCKS (Cost — $3,000,695)	3,041,135

CONVERTIBLE PREFERRED STOCKS — 0.6%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
220	LodgeNet Interactive Corp., 10.000% (a)*	9,487

FINANCIALS — 0.6%
Commercial Banks — 0.6%
465	Bank of America Corp., Series L, 7.250%	517,545
680	Wells Fargo & Co., Series L, 7.500%	840,480

	Total Commercial Banks	1,358,025

	TOTAL FINANCIALS	1,358,025

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,374,958)	1,367,512

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
554	Charter Communications Inc., expires 11/30/14*	13,227

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,280	SemGroup Corp., Class A Shares, expires 11/30/14(h)*	17,856

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	Jack Cooper Holdings Corp.:
376	expires 12/15/17 (a)*	40,608
183	expires 5/6/18 (a)*	19,764

	Total Diversified Financial Services	60,372

	TOTAL FINANCIALS	60,372

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Shares	Rating††	Security	Value
INDUSTRIAL — 0.0%
Building Products — 0.0%
$875		Nortek Inc., expires 12/7/14(h)*	$4,375

		TOTAL WARRANTS (Cost — $613,569)	95,830

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $217,042,207)	224,940,010

Face Amount†
SHORT-TERM INVESTMENTS (i) — 6.2%
MONEY MARKET FUND — 2.0%
4,677,839		Invesco STIT — Government & Agency Portfolio(j)
		(Cost — $4,677,839)	4,677,839

TIME DEPOSITS — 4.2%
2,820,774		Bank of New York Mellon — Grand Cayman, 0.030% due 12/3/12	2,820,774
3,607,518		Bank of America — London, 0.030% due 12/3/12	3,607,518
978,278		JPMorgan Chase & Co. — London, 0.030% due 12/3/12	978,278
2,543,293		Wells Fargo — Grand Cayman, 0.030% due 12/3/12	2,543,293

		TOTAL TIME DEPOSITS (Cost — $9,949,863)	9,949,863

		TOTAL SHORT-TERM INVESTMENTS (Cost — $14,627,702)	14,627,702

		TOTAL INVESTMENTS — 101.2% (Cost — $231,669,909 #)	239,567,712

		Liabilities in Excess of Other Assets — (1.2%)	(2,929,741)

		TOTAL NET ASSETS — 100.0%	$236,637,971

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing securities.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2012.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid Security.
(i)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.2%.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	—	Public Limited Company

See pages 124 to 126 for definition of ratings.

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Summary of Investments by Security Type*

Corporate Bonds & Notes	90.9%
Preferred Stock	1.3
Common Stock	1.1
Convertible Preferred Stock	0.6
Senior Loans	0.0	**
Warrant	0.0	**
Collateralized Mortgage Obligations	0.0	**
Short-Term Investments	6.1

	100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

SOVEREIGN BONDS — 53.9%
Australia — 1.1%
$4,300,000	AUD	Australia Government Bond, 4.750% due 6/15/16	$4,805,233

Belgium — 2.4%
		Belgium Government Bond:
4,500,000	EUR	3.500% due 3/28/15	6,304,209
3,000,000	EUR	3.250% due 9/28/16	4,300,229

		Total Belgium	10,604,438

Brazil — 1.4%
		Brazil Notas do Tesouro Nacional Serie F:
12,018,000	BRL	10.000% due 1/1/17 - 1/1/21	6,191,728

Canada — 2.5%
2,800,000	CAD	Canada Housing Trust No 1, 2.400% due 12/15/22(a)	2,852,806
		Province of Ontario Canada:
4,100,000	CAD	3.150% due 6/2/22	4,286,722
1,500,000	CAD	4.600% due 6/2/39	1,825,344
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38	1,876,076

		Total Canada	10,840,948

Colombia — 0.1%
454,000,000	COP	Colombia Government International Bond, 9.850% due 6/28/27	389,989

Germany — 3.5%
5,300,000	EUR	Bundesobligation, 2.250% due 4/10/15	7,257,042
		Bundesrepublik Deutschland:
700,000	EUR	3.750% due 1/4/15	981,723
2,300,000	EUR	3.250% due 7/4/15	3,240,062
1,300,000	EUR	4.000% due 7/4/16	1,923,493
1,000,000	EUR	6.250% due 1/4/30	2,086,500

		Total Germany	15,488,820

Indonesia — 0.8%
		Indonesia Treasury Bond:
16,450,000,000	IDR	7.000% due 5/15/22 - 5/15/27	1,909,758
2,500,000,000	IDR	8.375% due 9/15/26	322,171
4,700,000,000	IDR	9.500% due 7/15/31	670,969
4,330,000,000	IDR	8.250% due 6/15/32	554,245
672,000,000	IDR	6.375% due 4/15/42	69,853

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

Indonesia — 0.8% — (continued)
		Total Indonesia	$3,526,996

Italy — 7.0%
		Italy Buoni Poliennali Del Tesoro:
$2,500,000	EUR	4.250% due 7/1/14	3,376,971
12,600,000	EUR	3.000% due 4/15/15	16,690,875
3,500,000	EUR	5.500% due 9/1/22 - 11/1/22	4,937,168
4,500,000	EUR	Italy Certificati di Credito del Tesoro, 0.000% due 1/31/14	5,751,253

		Total Italy	30,756,267

Japan — 8.2%
		Japan Government Ten Year Bond:
520,000,000	JPY	1.500% due 12/20/17	6,722,633
1,470,000,000	JPY	1.200% due 6/20/21	18,818,315
		Japan Government Thirty Year Bond:
767,000,000	JPY	2.500% due 9/20/35 - 6/20/36	10,562,719

		Total Japan	36,103,667

Malaysia — 0.8%
		Malaysia Government Bond:
2,200,000	MYR	4.012% due 9/15/17	747,873
1,300,000	MYR	5.734% due 7/30/19	486,741
2,000,000	MYR	4.378% due 11/29/19	696,677
222,000	MYR	3.492% due 3/31/20	73,295
2,590,000	MYR	4.160% due 7/15/21	890,458
1,500,000	MYR	3.418% due 8/15/22	490,571

		Total Malaysia	3,385,615

Mexico — 1.3%
		Mexican Bonos:
9,900,000	MXN	6.000% due 6/18/15	788,320
14,300,000	MXN	5.000% due 6/15/17	1,104,440
18,900,000	MXN	7.750% due 12/14/17	1,635,241
10,000,000	MXN	6.500% due 6/10/21	837,121
11,600,000	MXN	10.000% due 12/5/24 - 11/20/36	1,255,792

		Total Mexico	5,620,914

Netherlands — 6.5%
		Netherlands Government Bond:
7,500,000	EUR	4.250% due 7/15/13 (a)	10,008,328

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

Netherlands — 6.5% — (continued)
$4,600,000	EUR	0.750% due 4/15/15 (a)(b)	$6,070,012
200,000	EUR	3.250% due 7/15/15 (a)(b)	281,031
7,000,000	EUR	4.000% due 7/15/19 (a)	10,820,279
900,000	EUR	3.500% due 7/15/20 (a)(b)	1,362,463

		Total Netherlands	28,542,113

Nigeria — 0.1%
		Nigeria Government Bond:
17,400,000	NGN	16.000% due 6/29/19	127,755
4,800,000	NGN	7.000% due 10/23/19	23,523
22,900,000	NGN	16.390% due 1/27/22	179,183

		Total Nigeria	330,461

Norway — 0.5%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,353,417

Peru — 0.2%
		Peruvian Government International Bond:
1,190,000	PEN	7.840% due 8/12/20 (a)(b)	573,125
20,000	PEN	5.200% due 9/12/23 (a)(b)	8,305
150,000	PEN	8.200% due 8/12/26 (a)(b)	80,471
710,000	PEN	6.950% due 8/12/31 (a)(b)	341,427

		Total Peru	1,003,328

Poland — 0.9%
		Poland Government Bond:
7,600,000	PLN	5.500% due 4/25/15 - 10/25/19	2,583,531
2,610,000	PLN	5.250% due 10/25/17	892,680
1,900,000	PLN	5.750% due 9/23/22	690,965

		Total Poland	4,167,176

Qatar — 1.3%
		Qatar Government International Bond:
3,575,000		5.250% due 1/20/20 (a)(b)	4,281,063
1,150,000		6.400% due 1/20/40 (a)	1,615,750

		Total Qatar	5,896,813

Russia — 0.1%
10,000,000	RUB	Russian Foreign Bond — Eurobond, 7.850% due 3/10/18	351,503

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

South Africa — 1.6%
		South Africa Government Bond:
$27,500,000	ZAR	8.250% due 9/15/17	$3,389,383
27,900,000	ZAR	7.250% due 1/15/20	3,277,024
1,300,000	ZAR	10.500% due 12/21/26	183,311
1,100,000	ZAR	7.000% due 2/28/31	110,669

		Total South Africa	6,960,387

Spain — 4.1%
		Autonomous Community of Madrid Spain:
700,000	EUR	4.305% due 3/6/14	910,721
1,100,000	EUR	4.200% due 9/24/14	1,394,251
		Spain Government Bond:
3,800,000	EUR	2.500% due 10/31/13	4,954,295
1,000,000	EUR	4.250% due 10/31/16	1,317,767
400,000	EUR	4.000% due 4/30/20	491,905
800,000	EUR	4.850% due 10/31/20	1,027,034
5,500,000	EUR	5.500% due 4/30/21	7,314,792
600,000	EUR	5.850% due 1/31/22	811,551

		Total Spain	18,222,317

Thailand — 0.2%
		Thailand Government Bond:
10,000,000	THB	3.650% due 12/17/21	329,873
11,000,000	THB	3.580% due 12/17/27	349,200

		Total Thailand	679,073

Turkey — 0.3%
		Turkey Government Bond:
1,781,859	TRY	3.000% due 1/6/21 - 2/23/22	1,144,619

United Kingdom — 9.0%
		United Kingdom Gilt Inflation Linked:
9,621,585	GBP	1.875% due 11/22/22	19,850,111
9,371,796	GBP	0.125% due 3/22/24	16,313,089
1,762,320	GBP	1.250% due 11/22/27	3,509,019

		Total United Kingdom	39,672,219

		TOTAL SOVEREIGN BONDS (Cost — $226,691,015)	237,038,040

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value

ASSET-BACKED SECURITIES — 0.1%
Student Loan — 0.1%
$370,046	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.265% due 4/25/38(c)	$371,808
239,969	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.861% due 3/1/18(c)	240,831

	Total Student Loan	612,639

	TOTAL ASSET-BACKED SECURITIES (Cost — $610,016)	612,639

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
	Banc of America Large Loan Inc.:
459,449	Series 2010-HLTN, Class HLTN, 2.508% due 11/15/15(a)(c)	459,320
300,000	Series 2010-UB5, Class A4A, 5.665% due 2/17/51(a)(c)(d)	347,901
21,002	BCAP LLC Trust, Series 2010-RR1, Class 1A1, 3.113% due 3/26/37(a)(c)	20,869
	Bear Stearns Adjustable Rate Mortgage Trust:
19,094	Series 2003-5, Class 1A2, 2.750% due 8/25/33(c)	19,035
25,036	Series 2003-7, Class 6A, 2.882% due 10/25/33(c)	25,420
82,856	Series 2004-2, Class 22A, 3.239% due 5/25/34(c)	81,309
18,734	Series 2004-2, Class 23A, 3.195% due 5/25/34(c)	18,235
57,276	Series 2005-2, Class A2, 3.078% due 3/25/35(c)	57,812
224,854	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.875% due 1/26/36(c)	141,045
657,668	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.430% due 2/5/19(a)(c)	644,050
	Countrywide Alternative Loan Trust:
22,814	Series 2005-21CB, Class A3, 5.250% due 6/25/35	21,009
133,452	Series 2007-11T1, Class A12, 0.558% due 5/25/37(c)	76,964
59,549	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	43,586
73,828	Series 2007-7T2, Class A9, 6.000% due 4/25/37	54,227
	Countrywide Home Loan Mortgage Pass Through Trust:
11,259	Series 2004-12, Class 11A1, 3.026% due 8/25/34(c)	9,767
55,638	Series 2005-11, Class 3A1, 2.760% due 4/25/35(c)	37,164
249,827	Series 2005-2, Class 1A1, 0.528% due 3/25/35(c)	161,201
30,183	Series 2005-3, Class 2A1, 0.498% due 4/25/35(c)	21,510
196,650	Series 2005-9, Class 1A3, 0.438% due 5/25/35(c)	151,791
116,335	Series 2005-HYB9, Class 3A2A, 2.783% due 2/20/36(c)	100,345
43,015	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.700% due 8/25/33(c)	43,618
102,896	Crusade Global Trust, Series 2004-2, Class A2, 0.331% due 11/19/37(c)	133,290

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6% — (continued)
$283,673	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	$196,011
67,144	CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	34,017
	Federal Home Loan Mortgage Corp. (FHLMC):
75,426	Structured Pass Through Securities, Series T-35, Class A, 0.488% due 9/25/31(c)	69,865
107,171	Structured Pass Through Securities, Series T-62, Class 1A1, 1.353% due 10/25/44(c)	108,053
	Federal Home Loan Mortgage Corp. (FHLMC), REMICs:
137,165	Series 2391, Class FJ, 0.708% due 4/15/28(c)	138,671
328,770	Series 2614, Class SJ, 19.091% due 5/15/33(b)(c)	444,247
83,977	Series 3037, Class BC, 4.500% due 2/15/20	86,226
224,477	Series 3174, Class FM, 0.448% due 5/15/36(c)	224,842
289,298	Series 3588, Class NA, 5.000% due 1/15/47	292,121
20,693	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	23,299
	Federal National Mortgage Association (FNMA), REMICS:
14,349	Series 2003-34, Class A1, 6.000% due 4/25/43	16,084
18,146	Series 2005-120, Class NF, 0.308% due 1/25/21(c)	18,158
138,338	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	154,872
18,161	First Horizon Mortgage Pass-Through Trust, Series 2003-AR4, Class 2A1, 2.611% due 12/25/33(c)	18,160
819,238	Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	990,486
15,754	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.870% due 3/25/33(c)	15,943
	Harborview Mortgage Loan Trust:
41,468	Series 2003-1, Class A, 2.759% due 5/19/33(c)	41,795
53,000	Series 2005-2, Class 2A1A, 0.428% due 5/19/35(c)	40,952
136,609	Series 2005-3, Class 2A1A, 0.448% due 6/19/35(c)	108,119
179,309	Series 2006-SB1, Class A1A, 1.010% due 12/19/36(c)	121,078
19,832	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(c)	19,609
997,361	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A3, 6.288% due 2/12/51	1,040,838
	JP Morgan Mortgage Trust:
21,029	Series 2003-A2, Class 3A1, 2.365% due 11/25/33(c)	21,066
12,812	Series 2005-A1, Class 6T1, 4.968% due 2/25/35(c)	13,063
	Merrill Lynch Floating Trust:
563,128	Series 2008-LAQA, Class A1, 0.747% due 7/9/21(a)(c)	556,138
1,000,000	Series 2008-LAQA, Class A2, 0.747% due 7/9/21(a)(c)	967,210
18,234	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.541% due 2/25/33(c)	18,381
115,133	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 1.986% due 10/25/35(c)	112,173

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6% — (continued)
$471,018	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 6.041% due 6/12/50(c)	$507,814
110,559	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.468% due 7/25/35(c)	109,847
	Puma Finance Ltd.:
170,883	Series G5, Class A1, 0.452% due 2/21/38(a)(c)	166,687
60,708	Series P10, Class BA, 3.820% due 7/12/36(b)(c)	62,285
225,792	Series P11, Class BA, 3.700% due 8/22/37(c)	227,360
111,525	RALI Trust, Series 2007-QO2, Class A1, 0.358% due 2/25/47(c)	60,494
	Residential Asset Securitization Trust:
44,632	Series 2005-A15, Class 5A1, 5.750% due 2/25/36	36,341
92,046	Series 2006-R1, Class A2, 0.608% due 1/25/46(c)	41,091
	Structured Adjustable Rate Mortgage Loan Trust:
26,321	Series 2004-1, Class 4A1, 2.778% due 2/25/34(c)	26,734
89,980	Series 2004-19, Class 2A1, 1.566% due 1/25/35(c)	62,967
123,769	Series 2004-4, Class 3A2, 2.831% due 4/25/34(c)	123,659
	Structured Asset Mortgage Investments Inc.:
125,452	Series 2005-AR2, Class 2A1, 0.438% due 5/25/45(c)	88,998
132,275	Series 2005-AR8, Class A1A, 0.488% due 2/25/36(c)	87,156
88,242	Series 2006-AR5, Class 1A1, 0.418% due 5/25/46(c)	48,882
200,000	Series 2007-AR4, Class A3, 0.428% due 9/25/47(c)	106,540
215,987	Series 2007-AR6, Class A1, 1.660% due 8/25/47(c)	155,073
458,414	Structured Asset Securities Corp., Series 2005-10, Class 4A1, 5.500% due 12/25/34	464,139
	Swan Trust:
205,711	Series 2006-1E, Class A1, 0.390% due 5/12/37(c)	202,669
264,485	Series 2006-1E, Class A2, 3.420% due 5/12/37(c)	270,638
274,563	Torrens Trust, Series 2007-1, Class A, 3.710% due 10/19/38(c)	283,909
	Wachovia Bank Commercial Mortgage Trust:
862,689	Series 2003-C9, Class A4, 5.012% due 12/15/35(c)	890,838
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(c)	1,022,099
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48	576,573

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6% — (continued)
		WaMu Mortgage Pass Through Certificates:
$3,481		Series 2001-7, Class A, 1.349% due 5/25/41(c)	$3,439
32,641		Series 2002-AR9, Class 1A, 1.560% due 8/25/42(c)	30,779
14,190		Series 2003-AR5, Class A7, 2.454% due 6/25/33(c)	14,552
1,146,727		Series 2003-AR9, Class 1A6, 2.444% due 9/25/33(c)	1,173,822
113,440		Series 2005-AR13, Class A1A1, 0.498% due 10/25/45(c)	104,242
183,886		Series 2006-AR13, Class 2A, 2.538% due 10/25/46(c)	163,863
119,819		Series 2006-AR4, Class 2A1A, 2.538% due 5/25/46(c)	99,853
51,165		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.100% due 7/25/46(c)	24,169

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $15,392,619)	15,798,457

CORPORATE BONDS & NOTES — 15.2%
Australia — 1.0%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,237,587
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,327,255

		Total Australia	4,564,842

Bermuda — 0.2%
900,000		Qtel International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	1,010,250

Cayman Islands — 0.5%
900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22(a)(b)	1,047,375
1,000,000		QNB FINANCE Ltd., Bank Guaranteed Notes, 3.375% due 2/22/17	1,052,500

		Total Cayman Islands	2,099,875

Colombia — 0.1%
648,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	405,626

France — 0.6%
		BPCE SA:
300,000	EUR	Junior Subordinated Notes, 6.117% due 10/29/49(c)	326,344
1,000,000		Senior Unsecured Notes, 2.062% due 2/7/14(a)(b)(c)	1,010,990
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	274,689
900,000	EUR	Société Générale SA, Junior Subordinated Notes, 7.756% due 5/29/49(c)	1,100,562

		Total France	2,712,585

Germany — 2.7%
7,900,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	11,981,322

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

Ireland — 0.1%
$9,500,000	RUB	RZD Capital Ltd., Senior Unsecured Notes, 8.300% due 4/2/19	$314,090

Japan — 0.0%
100,000	EUR	Tokyo Electric Power Co., Inc. (The), Senior Secured Notes, 4.500% due 3/24/14	131,671

Jersey Channel Islands — 0.1%
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49(c)	312,497

Luxembourg — 0.2%
400,000	EUR	Fiat Finance & Trade SA, Company Guaranteed Notes, 7.625% due 9/15/14	548,696
13,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	426,441

		Total Luxembourg	975,137

Netherlands — 0.5%
1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18	1,259,429
100,000	EUR	NIBC Bank NV, Government Liquid Guaranteed Notes, 3.500% due 4/7/14	135,894
335,742	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 2.960% due 10/15/13(c)	435,675
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	517,291

		Total Netherlands	2,348,289

New Zealand — 0.0%
200,000		ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(a)	206,147

Norway — 0.9%
1,200,000	EUR	DNB Boligkreditt AS, Covered Notes, 4.125% due 2/1/13	1,570,677
		Eksportfinans ASA, Senior Unsecured Notes:
300,000		1.875% due 4/2/13	299,724
900,000		2.375% due 5/25/16	858,856
100,000	CHF	2.875% due 11/16/16	108,554
500,000		5.500% due 6/26/17	526,279
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17	326,519
300,000		5.100% due 8/17/40	371,481

		Total Norway	4,062,090

Qatar — 0.3%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	117,500
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,071,000

		Total Qatar	1,188,500

South Korea — 2.0%
		Export-Import Bank of Korea, Senior Unsecured Notes:
575,000	EUR	5.750% due 5/22/13	766,643

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

South Korea — 2.0% — (continued)
$1,900,000		1.264% due 7/26/13(a)(b)(c)	$1,900,308
2,200,000		5.000% due 4/11/22	2,597,549
		Korea Development Bank (The), Senior Unsecured Notes:
850,000		4.000% due 9/9/16	925,744
2,300,000		3.875% due 5/4/17	2,501,952

		Total South Korea	8,692,196

Spain — 0.2%
100,000	EUR	Banco Santander SA, Covered Notes, 4.250% due 5/6/13	131,889
400,000	EUR	Santander International Debt SAU, Bank Guaranteed Notes, 4.500% due 5/18/15	532,806

		Total Spain	664,695

Sweden — 0.2%
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,077,964

United Kingdom — 1.1%
		Barclays Bank PLC:
100,000	GBP	Junior Subordinated Notes, 14.000% due 6/15/19(c)	215,123
1,000,000		Subordinated Notes, 7.625% due 11/21/22	992,500
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)(b)	640,500
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(a)(b)(c)(d)	186,057
100,000	GBP	LBG Capital No.2 PLC, Bank Guaranteed Notes, 7.625% due 12/9/19	164,722
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)	1,065,055
		Standard Chartered PLC, Senior Unsecured Notes:
600,000		5.500% due 11/18/14(a)	651,660
600,000		3.850% due 4/27/15(a)	635,838
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	107,054

		Total United Kingdom	4,658,509

United States — 4.5%
200,000		Advanced Micro Devices Inc., Senior Unsecured Notes, 7.500% due 8/15/22(a)	168,500
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 6.750% due 12/1/14	217,000
500,000		Senior Unsecured Notes, 0.000% due 6/15/15	455,625
		American International Group Inc.:
800,000	EUR	Junior Subordinated Notes, 8.000% due 5/22/38(c)	1,204,838
		Senior Unsecured Notes:
441,000	GBP	6.765% due 11/15/17	835,002
712,000	EUR	6.797% due 11/15/17	1,120,492

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

United States — 4.5% — (continued)
$800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	$1,143,309
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.877% due 5/23/17(c)	1,081,536
1,000,000		Boston Scientific Corp., Senior Unsecured Notes, 4.500% due 1/15/15	1,066,477
300,000		CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21	344,247
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18	339,270
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14	654,289
400,000		8.700% due 10/1/14	450,394
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,181,948
200,000		0.823% due 3/22/16(c)	194,283
500,000	AUD	3.710% due 4/12/16(c)	500,248
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	1,547,710
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15	332,826
		Lehman Brothers Holdings Inc., :
1,300,000		0.000% due 12/30/16(i)	300,625
600,000		6.875% due 5/2/18(i)	144,750
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17	578,750
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14	700,032
1,100,000		NBCUniversal Media LLC, Senior Unsecured Notes, 5.150% due 4/30/20	1,311,344
1,100,000		Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17	1,344,961
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13	103,000
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,224,876
500,000		Tagua Leasing LLC, US Government Guaranteed Notes, 1.581% due 11/16/24	504,153
500,000		UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18	600,575

		Total United States	19,651,060

		TOTAL CORPORATE BONDS & NOTES (Cost — $62,012,252)	67,057,345

MORTGAGE-BACKED SECURITIES — 4.9%

FNMA — 4.9%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (c)	753,562
975,000		5.700% due 8/1/18 (c)	1,046,522

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value

FNMA — 4.9% — (continued)
$98,599	3.000% due 1/1/22	$106,845
7,999,999	2.500% due 1/1/27 - 12/1/27(e)	8,363,049
185,728	2.492% due 11/1/34 (c)	199,983
345,129	6.500% due 8/1/37	402,329
9,000,000	3.500% due 12/1/41 - 5/25/42(e)	9,600,781
1,000,000	4.500% due 12/15/41	1,077,969
14,142	7.000% due 10/1/48	15,891

	TOTAL FNMA	21,566,931

GNMA — 0.0%
70,788	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	76,637

	TOTAL GNMA	76,637

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $21,410,792)	21,643,568

MUNICIPAL BONDS — 2.1%
United States — 2.1%
200,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue Bonds, Series A-2, 5.875% due 6/1/47	178,396
	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Refunding Bonds, Series P-1:
300,000	5.000%, due 2/1/27	373,527
100,000	5.000%, due 2/1/28	123,944
400,000	City of Dallas TX, General Obligation Refunding Bonds, Series 2012, 5.000% due 2/15/24	509,564
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,935,480
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37	251,060
300,000	Philadelphia School District, Build America General Obligation Bonds, 6.765% due 6/1/40	359,349
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One hundred Sixth-Eight Series, 4.926% due 10/1/51	843,892
100,000	Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series A, AMBAC-Insured, 0.000% due 8/1/54	8,873
500,000	State of California, GO, Various Purpose General Obligation Refunding Bonds, 5.000% due 9/1/24	627,395
600,000	State of Washington, GO, Motor Vehicle Fuel Tax, General Obligation Bond, Series B, 5.000% due 7/1/25	764,490
2,600,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Bonds, Series 2012, 5.000% due 12/15/24	2,974,712

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value

United States — 2.1% — (continued)
$100,000	Tobacco Settlement Financing Corp., New Jersey, Tobacco Settlement Revenue Bonds, Series 1A, 5.000% due 6/1/41	$90,325

	Total United States	9,041,007

	TOTAL MUNICIPAL BONDS (Cost — $8,257,989)	9,041,007

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.0%
	U.S. Treasury Bonds:
300,000	4.375% due 5/15/41	400,266
1,600,000	3.750% due 8/15/41	1,927,750
1,650,000	3.000% due 5/15/42	1,726,055
	U.S. Treasury Inflation Indexed Bonds:
3,490,780	0.625% due 7/15/21	4,003,489
10,326,038	0.125% due 1/15/22(f)(h)	11,338,475
6,316,560	U.S. Treasury Notes, Inflation Indexed, 0.125% due 4/15/17	6,780,928

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $25,296,958)	26,176,963

Contracts
PURCHASED OPTIONS — 0.0%
United States — 0.0%
8,200,000	Swaption, 3-Month USD-LIBOR, Put @ $2.25, expires 3/11/13	20,368
3,600,000	Swaption, 3-Month USD-LIBOR, Put @ $3.88, expires 4/14/14	58,545

	Total United States	78,913

	TOTAL PURCHASED OPTIONS (Cost — $282,095)	78,913

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $359,953,736)	377,446,932

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS — 22.1%

COMMERCIAL PAPER — 0.2%
$1,100,000		Standard Chartered Bank, 0.959% due 10/1/13 (g)
		(Cost — $1,091,234)	1,091,234

REPURCHASE AGREEMENTS — 4.0%
14,200,000		BNP Paribas Finance Inc. repurchase agreement dated 11/30/12, 0.270% due 12/3/12, Proceeds at maturity — $14,200,320; (Fully collateralized by GNMA Mortgage Securities 3.50% due 11/15/42 Market Valued — $14,432,249)(g)	14,200,000
3,400,000		JPMorgan Securities repurchase agreement dated 11/30/12, 0.260% due 12/3/12, Proceeds at maturity — $3,400,074; (Fully collateralized by U.S. Treasury Notes 0.25% due 8/15/15 Market Valued — $3,472,886)(g)	3,400,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $17,600,000)	17,600,000

SOVEREIGN BOND — 10.0%
1,180,000,000		Japan Treasury Discount Bill, 0.099% due 12/17/12 (g)	14,296,423
1,190,000,000		Japan Treasury Discount Bill, 0.099% due 1/15/13 (g)	14,416,449

		TOTAL SOVEREIGN BOND (Cost — $30,383,830)	28,712,872

TIME DEPOSITS — 2.2%
44,839		Bank of America — London, 0.030% due 12/3/12	44,839
541,834		Bank of New York Mellon — Grand Cayman, 0.030% due 12/3/12	541,834
		BBH — Grand Cayman:
63	DKK	-0.150% due 12/3/12	11
1,483	EUR	-0.030% due 12/3/12	1,930

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

TIME DEPOSITS — 2.2% — (continued)
$2,893	CHF	0.005% due 12/3/12	$3,122
30,439,965	JPY	0.010% due 12/3/12	368,814
66,631	GBP	0.071% due 12/3/12	106,779
268	CAD	0.198% due 12/3/12	270
123	NZD	1.550% due 12/3/12	101
28,103	AUD	2.404% due 12/3/12	29,307
188,397	ZAR	4.150% due 12/3/12	21,204
238,833		Citibank — London, 0.030% due 12/3/12	238,833
8,461,309		JPMorgan Chase & Co. — London, 0.030% due 12/3/12	8,461,309

		TOTAL TIME DEPOSITS (Cost — $9,818,353)	9,818,353

U.S. GOVERNMENT AGENCIES — 3.3%
		Federal Home Loan Bank (FHLB), Discount Notes:
100,000		0.153% due 2/22/13(g)	99,965
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
700,000		0.150% due 2/26/13(g)	699,752
800,000		0.140% due 3/5/13(g)	799,714
		Federal National Mortgage Association (FNMA), Discount Notes:
8,400,000		0.175% due 2/27/13(g)	8,396,488
4,500,000		0.180% due 8/1/13(g)	4,494,578

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $14,490,497)	14,490,497

U.S. GOVERNMENT OBLIGATIONS — 2.4%
		U.S. Treasury Bills:
91,000		0.135% due 2/14/13 (f)(g)	90,975
43,000		0.164% due 4/4/13 (f)(g)	42,976
717,000		0.140% due 4/11/13 - 5/9/13(g)	716,607
200,000		0.169% due 5/30/13 (g)	199,833
30,000		0.171% due 7/25/13 (f)(g)	29,967
8,990,000		0.173% due 8/22/13 (f)(g)(h)	8,978,725

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 2.4% — (continued)
$600,000	0.180% due 11/14/13 (g)	$598,962

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $10,658,045)	10,658,045

	TOTAL SHORT-TERM INVESTMENTS (Cost — $84,041,959)	82,371,001

	TOTAL INVESTMENTS — 104.5% (Cost — $443,995,695 #)	459,817,933

	Liabilities in Excess of Other Assets — (4.5%)	(19,868,165)

	TOTAL NET ASSETS — 100.0%	$439,949,768

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid Security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2012.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	This security is traded on a TBA basis (see Note 1).
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts or swaps contracts.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is segregated as collateral for open futures contracts, options contracts written, swap contracts, foreign currency contracts, TBA’s and repurchase agreements.
(i)	Security is currently in default.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC	—	American Bond Assurance Corporation
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Columbian Peso
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
GMTN	—	Global Medium Term Note
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLC	—	Public Limited Company
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Summary of Investments by Security Type^

Sovereign Bonds	48.3%
Corporate Bonds & Notes	14.6
U.S. Government & Agency Obligations	5.7
Mortgage-Backed Securities	4.7
Collateralized Mortgage Obligations	3.4
Municipal Bonds	2.0
Asset-Backed Securities	0.1
Purchased Options	0.0 **
Short-Term Investments	21.2

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United States
6,400,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	3/11/13	$2.28	$8,445
200,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	0.75	465
1,400,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	0.75	3,256
4,300,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	0.75	10,000
200,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	80
1,400,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	556
1,600,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	44,673
1,600,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	636
4,300,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	1,708
5,600,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	2,225
5,600,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	156,356
6,300,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	175,900
6,300,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	2,503
1,100,000		Swaption, 3-Month USD-LIBOR, Call	7/11/13	1.20	16,878
1,100,000		Swaption, 3-Month USD-LIBOR, Put	7/11/13	1.20	141
15,100,000		Swaption, 3-Month USD-LIBOR, Put	4/14/14	2.85	22,032
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	0

		Total United States			445,854

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $702,633)			$445,854

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 95.1%
Alaska — 2.3%
$1,750,000	AA-	North Slope Borough Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$2,006,795

California — 9.5%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/01/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,414,280
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,274,123
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, Prerefunded 7/01/14 @ 100, NPFG-Insured, 5.250% due 7/1/19(a)	1,077,580
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,794,165
1,000,000	AA-	San Francisco, CA, Public Utilities Commission Water Revenue, Sub-Series D, 5.000% due 11/1/19	1,260,160
1,230,000	Aa1(b)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Insured, 5.000% due 8/1/26	1,421,068

		Total California	8,241,376

Colorado — 9.1%
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,346,100
1,500,000	AA-	Jefferson County School District R-1, GO, Broomfield Counties, Colorado, Refunding Bonds, Series 2012, 5.000% due 12/15/26	1,953,825
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,544,395
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series 2012A, 4.000% due 11/15/36	2,057,900

		Total Colorado	7,902,220

Connecticut — 1.4%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,186,280

District of Colombia — 3.6%
2,500,000	AAA	District of Columbia, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	3,111,900

Florida — 3.8%
1,000,000	A+	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,012,720
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Project, 5.000% due 10/1/21	1,167,670
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,155,150

		Total Florida	3,335,540

Georgia — 5.3%
2,000,000	AA-	Augusta, GA, Water And Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,349,160
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,226,654

		Total Georgia	4,575,814

Illinois — 2.8%
		Illinois Finance Authority Revenue:
1,095,000	A3(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,339,721
1,000,000	A	OBG Bradley Univiersity, XLCA-Insured, 5.000%, due 8/1/34	1,076,790

		Total Illinois	2,416,511

Indiana — 0.9%
770,000	AA+	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed To Maturity, 5.750% due 9/1/15(c)	772,964

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Kansas — 1.3%
$1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	$1,174,450

Massachusetts — 4.8%
1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,635,032
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,404,730
1,000,000	A2(b)	Massachusetts HEFA Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,128,280

		Total Massachusetts	4,168,042

Michigan — 2.2%
1,750,000	AA-	Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,957,200

Minnesota — 0.3%
292,737	AA+	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	307,099

New Jersey — 4.0%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,832,209
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Centre, 5.000% due 7/1/27	1,639,320

		Total New Jersey	3,471,529

New York — 3.8%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water And Sewer System Revenue Series E, 5.000% due 6/15/38	1,482,088
1,000,000	AA	Series D, 5.000% due 11/1/27	1,075,300
750,000	AA-	New York State, Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/1/14	768,285

		Total New York	3,325,673

North Carolina — 2.7%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,326,540

Oregon — 4.5%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,082,870
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-series Twenty C, AMT, 5.000% due 7/1/16(d)	1,122,400
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, NPFG-Insured, 5.000% due 6/15/22	1,685,123

		Total Oregon	3,890,393

Pennsylvania — 2.7%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,383,320

Tennessee — 1.2%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,063,390

Texas — 16.1%
2,000,000	AAA	Keller, Texas, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,240,460
2,500,000	AAA	North East, Texas, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	3,479,850
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,379,360
		Texas State, Transportation Commission:

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Texas — 16.1% — (continued)
$1,000,000	AAA	5.000%, due 4/1/27	$1,173,880
2,575,000	AAA	5.250%, due 4/1/26	3,582,340

1,000,000	AA-	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,120,410

		Total Texas	13,976,300

Washington — 7.5%
2,000,000	AA+	King County, Washington School District No. 210 Federal Way, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,353,160
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,439,800
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,758,570

		Total Washington	6,551,530

Wisconsin — 5.3%
2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	3,177,375
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,420,427

		Total Wisconsin	4,597,802

		TOTAL MUNICIPAL BONDS (Cost — $73,649,013)	82,742,668

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS — 3.1%
TIME DEPOSITS — 3.1%
		Bank of America — London:
678,973		0.030% due 12/3/12	678,973
		Bank of New York Mellon — Grand Cayman:
2,030,909		0.030% due 12/3/12	2,030,909

		TOTAL TIME DEPOSITS (Cost — $2,709,882)	2,709,882

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,709,882)	2,709,882

		TOTAL INVESTMENTS — 98.2% (Cost — $76,358,895 #)	85,452,550

		Other Assets in Excess of Liabilities — 1.8%	1,532,675

		TOTAL NET ASSETS — 100.0%	$86,985,225

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 124 to 126 for definition of ratings.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Summary of Investments by Industry^

Education	23.2%
General Obligation	23.1
Health Care Providers & Services	13.8
Transportation	11.0
Utilities	7.0
Power	5.3
Development	4.5
Airport	3.4
Water and Sewer	3.0
Public Facilities	2.1
Housing	0.4
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 101.9%
CERTIFICATES OF DEPOSIT — 2.5%
$2,900,000	National Bank of Canada, 0.550% due 7/11/13	$2,900,000
2,750,000	Norinchuckin Bank, 0.270% due 2/25/13	2,750,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $5,650,000)	5,650,000

COMMERCIAL PAPER — 65.1%
4,000,000	ABN AMRO Funding USA LLC, 0.410% due 12/4/12(a)(b)	3,999,954
3,000,000	Alpine Securitization Corp., 0.210% due 2/12/13(a)(b)	2,998,758
10,000,000	Autobahn Funding Co. LLC, 0.150% due 12/3/12(a)(b)	10,000,000
5,500,000	Bank of Nova Scotia, 0.120% due 12/3/12(a)	5,500,000
7,000,000	Bryant Park Funding LLC, 0.180% due 12/20/12(a)(b)	6,999,405
2,000,000	Canadian Imperial Bank of Commerce, 0.401% due 4/17/13(a)	1,997,000
3,000,000	Coca-Cola Co., 0.260% due 1/7/13(a)	2,999,242
	Collateralized Commercial Paper Program Co. LLC:
3,000,000	0.300% due 1/29/13(a)	2,998,575
2,000,000	0.451% due 2/1/13(a)	1,998,500
5,000,000	0.300% due 3/1/13(a)	4,996,333
10,000,000	ConocoPhillips Co., 0.130% due 12/3/12(a)(b)	10,000,000
2,000,000	Credit Agricole Indosuez North America Inc., 0.456% due 1/14/13(a)	1,998,938
4,500,000	Crown Point Capital Co. LLC, 0.380% due 2/5/13(a)(b)	4,496,960
4,500,000	DnB Bank ASA, 0.300% due 4/23/13(a)(b)	4,494,713
	Fairway Financial Corp. LLC:
7,000,000	0.180% due 12/10/12(a)(b)	6,999,755
3,600,000	0.248% due 12/17/12(a)(b)	3,600,000
2,590,000	FCAR Owner Trust, 0.321% due 5/15/13(a)	2,586,247
10,000,000	Gemini Security Corp. LLC, 0.170% due 12/3/12(a)(b)	10,000,000
5,000,000	Liberty Street Funding LLC, 0.190% due 12/20/12(a)(b)	4,999,551
4,800,000	LMA Americas LLC, 0.551% due 1/15/13(a)(b)	4,796,847
7,522,000	Market Street Funding LLC, 0.120% due 12/3/12(a)(b)	7,522,000
10,000,000	National Australia Funding Delaware, Inc., 0.110% due 12/3/12(a)	10,000,000
5,000,000	Rabobank USA Financial Corp., 0.300% due 12/3/12(a)	5,000,000
10,000,000	Salisbury Receivables Co. LLC, 0.140% due 12/3/12(a)(b)	10,000,000
7,000,000	Sheffield Receivables Corp., 0.210% due 12/10/12(a)(b)	6,999,714
7,000,000	Thunder Bay Funding LLC, 0.200% due 1/14/13(a)(b)	6,998,367

	TOTAL COMMERCIAL PAPER (Cost — $144,980,859)	144,980,859

TIME DEPOSITS — 0.4%
416,529	JPMorgan Chase & Co. — London, 0.030% due 12/3/12	416,529
380,732	Wells Fargo — Grand Cayman, 0.030% due 12/3/12	380,732

	TOTAL TIME DEPOSITS (Cost — $797,261)	797,261
U.S. GOVERNMENT AGENCIES — 26.8%
	Federal Home Loan Bank (FHLB), Discount Notes:
6,000,000	0.001% due 12/3/12(a)	6,000,000
3,498,000	0.090% due 1/7/13(a)	3,497,694
2,000,000	0.110% due 1/16/13(a)	1,999,731
5,000,000	0.160% due 5/22/13(a)	4,996,222
2,700,000	0.170% due 7/1/13(a)	2,697,323
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
10,000,000	0.122% due 1/7/13(a)	9,998,814

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
$5,000,000	0.145% due 3/18/13(a)	$4,997,885
15,000,000	0.170% due 6/18/13(a)	14,986,046
3,000,000	0.170% due 8/30/13(a)	2,996,175
	Federal National Mortgage Association (FNMA), Discount Notes:
500,000	0.120% due 12/3/12(a)	500,000
5,000,000	0.100% due 1/11/13(a)	4,999,459
2,000,000	0.140% due 1/14/13(a)	1,999,673

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $59,669,022)	59,669,022

U.S. GOVERNMENT OBLIGATIONS — 7.1%
	U.S. Treasury Bills:
7,000,000	0.135% due 12/27/12(a)	6,999,370
5,000,000	0.136% due 1/10/13(a)	4,999,282
3,700,000	0.156% due 7/25/13(a)	3,696,248

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $15,694,900)	15,694,900

	TOTAL SHORT-TERM INVESTMENTS (Cost — $226,792,042)	226,792,042

	TOTAL INVESTMENTS — 101.9% (Cost — $226,792,042 #)	226,792,042

	Liabilities in Excess of Other Assets — (1.9)%	(4,155,482)

	TOTAL NET ASSETS — 100.0%	$222,636,560

(a)	Rate shown represents yield-to-maturity.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments are valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers are valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations are determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected Consulting Group Advisory Services LLC (the “Manager”).

The Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager (the “Valuation Committee”) in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2012, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	Total Fair Value at November 30, 2012	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$256,952,533	$256,952,533	$—	$—
Consumer Staples	90,040,003	90,040,003	—	—
Energy	121,245,298	121,245,298	—	—
Financials	95,504,167	95,504,167	—	—
Health Care	213,435,056	213,435,056	—	—
Industrials	129,232,296	129,232,296	—	—
Information Technology	534,374,250	534,374,250	—	—
Materials	67,428,881	67,428,881	—	—
Telecommunication Services	41,350,936	41,350,936	—	—
Warrant:
Energy	900,003	900,003	—	—
Short-term:
Money Market Fund	9,756,424	9,756,424	—	—
Time Deposits	47,205,027	—	47,205,027	—
U.S. Government Agency	999,992	—	999,992	—

Total Investments, at value	$1,608,424,866	$1,560,219,847	$48,205,019	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$68,083,072	$68,083,072	$—	$—
Consumer Staples	93,077,694	93,077,694	—	—
Energy	165,016,747	165,016,747	—	—
Financials	191,497,444	191,497,444	—	—
Health Care	135,325,679	135,325,679	—	—
Industrials	130,069,058	130,069,058	—	—
Information Technology	125,532,961	125,532,961	—	—
Materials	49,473,463	49,473,463	—	—
Telecommunication Services	35,996,459	35,996,459	—	—
Utilities	36,002,890	36,002,890	—	—
Short-term:
Money Market Fund	22,788,944	22,788,944	—	—
Time Deposits	50,432,589	—	50,432,589	—

Total Investments, at value	$1,103,297,000	$1,052,864,411	$50,432,589	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$37,982,868	$37,982,868	$—	$—
Consumer Staples	7,105,159	7,105,159	—	—
Energy	17,378,995	17,378,995	—	—
Financials	12,706,441	12,706,441	—	—
Health Care	42,169,567	42,169,567	—	—
Industrials	54,822,374	54,822,374	—	—
Information Technology	45,348,144	45,348,144	—	—
Materials	6,083,536	6,083,536	—	—
Telecommunication Services	1,035,860	1,035,860	—	—
Short-term:
Money Market Fund	27,521,973	27,521,973	—	—
Time Deposits	10,638,136	—	10,638,136	—

Total Investments, at value	$262,793,053	$252,154,917	$10,638,136	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$31,057,125	$31,057,125	$—	$—
Consumer Staples	5,237,122	5,237,122	—	—
Energy	8,878,334	8,878,334	—	—
Financials	40,766,321	40,766,321	—	—
Health Care	9,071,895	9,071,895	—	—
Industrials	44,457,020	44,457,020	—	—
Information Technology	15,532,318	15,532,318	—	—
Materials	20,763,364	20,763,364	—	—
Telecommunication Services	533,172	533,172	—	—
Utilities	6,130,576	6,130,576	—	—
Short-term:
Commercial Paper	299,995	—	299,995	—
Money Market Fund	8,218,579	8,218,579	—	—
Time Deposits	8,493,966	—	8,493,966	—

Total Investments, at value	$199,439,787	$190,645,826	$8,793,961	$—

International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$116,601,845	$116,564,616	$37,229	$—
Japan	61,380,610	61,380,610	—	—
Germany	54,689,317	54,689,317	—	—
France	47,631,809	47,631,809	—	—
Switzerland	46,464,503	46,464,503	—	—
Netherlands	23,141,357	23,141,357	—	—
Hong Kong	16,423,396	16,423,396	—	—
China	16,020,570	16,020,570	—	—
South Korea	15,278,982	15,278,982	—	—
Other Countries	123,806,968	123,806,968	—	—
Preferred Stocks:
Germany	3,189,127	3,189,127	—	—
Italy	552	552	—	—
Warrants:
Luxembourg	1,145,605	1,145,605	—	—
Short-term:
Money Market Fund	3,367,243	3,367,243	—	—
Time Deposits	28,706,559	—	28,706,559	—

Total Investments, at value	$557,848,443	$529,104,655	$28,743,788	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$(53,678)	$—	$(53,678)	$—

Total Other Financial Instruments	$(53,678)	$—	$(53,678)	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
South Korea	$95,873,236	$95,873,236	$—	$—
China	85,461,741	85,461,741	—	—
Brazil	69,923,820	69,923,820	—	—
Russia	59,174,770	59,174,770	—	—
South Africa	52,962,168	52,962,168	—	—
Taiwan	38,387,626	38,387,626	—	—
Turkey	28,856,884	28,856,884	—	—
India	27,283,947	27,283,947	—	—
Mexico	24,352,397	24,352,397	—	—
Other Countries	122,738,173	122,738,173	—	—
Preferred Stocks:
Brazil	10,431,763	10,431,763	—	—
South Korea	1,506,830	1,506,830	—	—
Russia	977,900	977,900	—	—
Exchange-Traded Funds (ETFs):
Singapore	2,072,400	2,072,400	—	—
United States	1,748,738	1,748,738	—	—
Rights
Thailand	51,287	—	—	51,287
Short-term:
Money Market Fund	17,006,624	17,006,624	—	—
Time Deposits	20,396,949	—	20,396,949	—

Total Investments, at value	$659,207,253	$638,759,017	$20,396,949	$51,287

Other Financial Instruments
Forward Foreign Currency Contracts	$229,867	$—	$229,867	$—
Futures Contracts	100,866	100,866	—	—

Total Other Financial Instruments	$330,733	$100,866	$229,867	$—

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$253,874,795	$—	$253,874,795	$—
Asset-Backed Securities	13,469,021	—	13,469,021	—
Collateralized Mortgage Obligations	140,079,335	—	139,103,610	975,725
Corporate Bonds & Notes	249,313,422	—	249,313,422	—
Municipal Bonds	17,613,931	—	17,613,931	—
Sovereign Bonds	27,612,261	—	27,612,261	—
U.S. Government & Agency Obligations	216,578,080	—	216,578,080	—
Common Stock:
Consumer Discretionary	9,867	9,867	—	—
Preferred Stocks:
Financials	788,664	788,664	—	—
Warrants:
Energy	2,469	2,469	—	—
Purchased Options	145,702	39,841	105,861	—
Short-term:
Commercial Paper	3,366,785	—	3,366,785	—
Money Market Fund	400,653	400,653	—	—
Repurchase Agreements	17,000,000	—	17,000,000	—
Time Deposits	18,695,078	—	18,695,078	—
U.S. Government Agencies	40,605,826	—	40,605,826	—
U.S. Government Obligations	6,526,337	—	6,526,337	—

Total Investments, at value	$1,006,082,226	$1,241,494	$1,003,865,007	$975,725

Other Financial Instruments
Options Contracts Written	$(558,142)	$(1,912)	$(556,230)	$—
Forward Sale Commitments	(24,450,317)	—	(24,450,317)	—
Futures Contracts	(132,011)	(132,011)	—	—
Forward Foreign Currency Contracts	(874,570)	—	(874,570)	—
Centrally Cleared Swaps	(884,800)	—	(884,800)	—
OTC Credit Default Swaps	499,263	—	185,447	313,816
OTC Interest Rate Swaps	2,538,336	—	2,538,336	—

Total Other Financial Instruments	$(23,862,241)	$(133,923)	$(24,042,134)	$313,816

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$217,667,575	$—	$217,277,338	$390,237
Collateralized Mortgage Obligations	49	—	49	—
Senior Loans	106,274	—	106,274	—
Common Stocks:
Consumer Discretionary	470,441	450,535	—	19,906
Energy	345,229	—	—	345,229
Financials	1,622,473	1,622,473	—	—
Industrials	182,255	182,255	—	—
Utilities	41,237	41,237	—	—
Preferred Stocks:
Financials	3,041,135	3,041,135	—	—
Convertible Preferred Stocks:
Consumer Discretionary	9,487	—	9,487	—
Financials	1,358,025	1,358,025	—	—
Warrants:
Consumer Discretionary	13,227	13,227	—	—
Energy	17,856	17,856	—	—
Financials	60,372	—	60,372	—
Industrials	4,375	4,375	—	—
Short-term:
Money Market Fund	4,677,839	4,677,839	—	—
Time Deposits	9,949,863	—	9,949,863	—

Total Investments, at value	$239,567,712	$11,408,957	$227,403,383	$755,372

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
United Kingdom	$39,672,219	$—	$39,672,219	$—
Japan	36,103,667	—	36,103,667	—
Italy	30,756,267	—	30,756,267	—
Netherlands	28,542,113	—	28,542,113	—
Spain	18,222,317	—	18,222,317	—
Germany	15,488,820	—	15,488,820	—
Canada	10,840,947	—	10,840,947	—
Belgium	10,604,438	—	10,604,438	—
South Africa	6,960,387	—	6,960,387	—
Other Countries	39,846,865	—	39,846,865	—
Asset-Backed Securities	612,639	—	612,639	—
Collateralized Mortgage Obligations	15,798,457	—	15,450,556	347,901
Corporate Bonds & Notes:
United States	19,651,060	—	19,651,060	—
Germany	11,981,322	—	11,981,322	—
South Korea	8,692,196	—	8,692,196	—
United Kingdom	4,658,509	—	4,472,452	186,057
Australia	4,564,842	—	4,564,842	—
Norway	4,062,090	—	4,062,090	—
France	2,712,585	—	2,712,585	—
Netherlands	2,348,289	—	2,348,289	—
Cayman Islands	2,099,875	—	2,099,875	—
Other Countries	6,286,577	—	6,286,577	—
Mortgage-Backed Securities	21,643,568	—	21,643,568	—
Municipal Bonds	9,041,007	—	9,041,007	—
U.S. Government & Agency Obligations	26,176,963	—	26,176,963	—
Purchased Options	78,913	—	78,913	—
Short-term:
Commercial Paper	1,091,234	—	1,091,234	—
Sovereign Bonds:	28,712,872	—	28,712,872	—
Repurchase Agreement	17,600,000	—	17,600,000	—
Time Deposits	9,818,353	—	9,818,353	—
U.S. Government Agencies	14,490,497	—	14,490,497	—
U.S. Government Obligations	10,658,045	—	10,658,045	—

Total Investments, at value	$459,817,933	$—	$459,283,975	$533,958

Other Financial Instruments
Options Written	$(445,854)	$—	$(445,854)	$—
Futures Contracts	239,777	239,777	—	—
Forward Currency Contracts	2,734,153	—	2,734,153	—
Centrally Cleared Swaps	(169,779)	—	(169,779)	—
OTC Credit Default Swaps	384,923	—	384,923	—
OTC Interest Rate Swaps	1,646,462	—	1,646,462	—

Total Other Financial Instruments	$4,389,682	$239,777	$4,149,905	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$82,742,668	$—	$82,742,668	$—
Short-term:
Time Deposits	2,709,882	—	2,709,882	—

Total Investments, at value	$85,452,550	$—	$85,452,550	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$5,650,000	$—	$5,650,000	$—
Commercial Paper	144,980,859	—	144,980,859	—
Time Deposits	797,261	—	797,261	—
U.S. Government Agencies	59,669,022	—	59,669,022	—
U.S. Government Obligations	15,694,900	—	15,694,900	—

Total Investments, at value	$226,792,042	$—	$226,792,042	$—

For Further information regarding security characteristics, see the Schedules of Investments.

During the period, High Yield Investments had transfers from Level 1 to Level 2 of $9,487. These transfers were primarily due to these securities not being actively traded in the current period.

The Funds’ policy is to recognize transfers in and out as of the end of the reporting period. No other Funds had transfers during the period.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2012, through November 30, 2012:

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Rights	Convertible Preferred Stocks	Preferred Stocks
International Equity Investments
Balance as of August 31, 2012	$8,337	$—	$8,337	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	(8,337)	—	(8,337)	—	—	—	—
Balance as of November 30, 2012	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2012	$—	$—	$—	$—	$—	$—	$—

Emerging Markets Equity Investments
Balance as of August 31, 2012	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	51,287	—	—	—	51,287	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of November 30, 2012	$51,287	$—	$—	$—	$51,287	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2012	$—	$—	$—	$—	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2012	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	1	1	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(2)	(2)	—	—	—	—	—
Purchases	979,720	979,720	—	—	—	—	—
(Sales)	(3,994)	(3,994)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of November 30, 2012	$975,725	$975,725	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2012	$—	$—	$—	$—	$—	$—	$—

High Yield Investments
Balance as of August 31, 2012	$466,507	$—	$341,845	$124,662	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts/premiums	588	—	—	588	—	—	—
Change in unrealized appreciation (depreciation)	30,027	—	23,290	6,737	—	—	—
Purchases	258,250	—	—	258,250	—	—	—
(Sales)	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of November 30, 2012	$755,372	$—	$365,135	$390,237	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2012	$27,758	$—	$—	$27,758	$—	$—	$—

International Fixed Income Investments
Balance as of August 31, 2012	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	—	—	—	—	—	—	—
Transfers into Level 3 *	533,958	347,901	—	186,057	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of November 30, 2012	$533,958	$347,901	$—	$186,057	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2012	$—	$—	$—	$—	$—	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2012:

	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)

International Equity Investments
Common Stocks	$—	Market Comparable	Affiliated Series	100.00%
Emerging Markets Equity Investments
Rights	51,287	Market Comparable	Affiliated Series	N/A
Core Fixed Income Investments
Convertible Preferred Stocks	—	Market Comparable	Affiliated Series	N/A
Corporate Bonds and Notes	975,725	Cost	N/A	N/A
High Yield Investments
Common Stocks	345,229	Market Comparable	TEV/EBITDA multiple	3.3X-8.3X(6.0X)
	19,906	Cost	N/A	N/A
Corporate Bonds and Notes	257,121	Yield Analysis	N/A	N/A
	133,116	Yield Analysis	Spread over yield	7.56%
International Fixed Income Investments
Collateralized Mortgage Obligations	347,901	Benchmark Pricing	Base Price	N/A
Corporate Bonds and Notes	186,057	Benchmark Pricing	Base Price	N/A

A significant increase (decrease) in the TEV/EBITDA multiple or the spread over yield would result in a significantly higher (lower) fair value measurement.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period-end for each Fund are disclosed in Note 3.

Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(ii) Options Contracts Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain/(loss) from swap contracts on the Statement of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact the Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for securities on loan on the Funds’ Statement of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At November 30, 2012, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$9,500,767	$9,756,424
Large Capitalization Value Equity Investments	22,308,958	22,788,944
Small Capitalization Growth Investments	26,792,080	27,521,973
Small Capitalization Value Equity Investments	8,000,303	8,218,579
International Equity Investments	3,258,275	3,367,243
Emerging Markets Equity Investments	16,091,274	17,006,624
Core Fixed Income Investments	381,843	400,653
High Yield Investments	4,476,378	4,677,839

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities. These transactions are marked to market on a daily basis and are subject to market fluctuations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The Proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2012 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).

(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At November 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$432,544,647	$(18,696,394)	$413,848,253
Large Capitalization Value Equity Investments	191,121,457	(31,982,661)	159,138,796
Small Capitalization Growth Investments	49,805,855	(6,975,968)	42,829,887
Small Capitalization Value Equity Investments	53,520,036	(2,952,049)	50,567,987
International Equity Investments	75,363,260	(8,847,903)	66,515,357
Emerging Markets Equity Investments	157,235,233	(21,644,692)	135,590,541
Core Fixed Income Investments	52,737,929	(11,012,693)	41,725,236
High Yield Investments	11,111,774	(3,213,971)	7,897,803
International Fixed Income Investments	18,850,624	(3,028,386)	15,822,238
Municipal Bond Investments	9,093,655	—	9,093,655

At November 30, 2012, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
FTSE® Bursa Malaysia KLCI Index	77	12/12	$2,035,982	$1,803
TurkDEX-ISE 30 Index	796	12/12	4,070,087	99,063

Net Unrealized Gain on Open Futures Contracts				$100,866

Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar June Futures	60	6/14	$14,936,250	$7,412
Euro-Bund	3	12/12	557,267	8,443
U.S. Treasury Long Bond Futures	1	3/13	150,062	8
U.S. Treasury Ultra Bond Futures	6	3/13	995,625	828

				$16,691

Contracts to Sell:
90-Day Eurodollar June Futures	60	6/15	14,907,750	(11,200)
Euro-Oat	8	3/13	1,407,678	520
U.S. Treasury 10-Year Note March Futures	244	3/13	32,608,314	(100,720)
U.S. Treasury 2-Year Note March Futures	163	3/13	35,933,858	(15,279)
U.S. Treasury 5-Year Note March Futures	139	3/13	17,335,906	(22,023)

				$(148,702)

Net Unrealized (Loss) on Open Futures Contracts				$(132,011)

International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Japan Government 10-Year Bond	21	12/12	$36,857,818	$239,777

At November 30, 2012, International Fixed Income Investments had deposited $6,000 with a broker as margin collateral.

At November 30, 2012, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$36,520	$303,777

International Fixed Income Investments	—	282,095

During the period ended November 30, 2012, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2012	32,800,383	$644,647
Options written	6,700,123	195,244
Options closed	(154)	(82,890)
Options expired	(46)	(13,200)

Options written, outstanding at November 30, 2012	39,500,306	$743,801

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2012	81,900,000	$653,469
Options written	41,400,000	169,857
Options closed	—	—
Options expired	(57,800,000)	(120,693)

Options written, outstanding at November 30, 2012	65,500,000	$702,633

At November 30, 2012, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Euro	2,469,800	SSB	$3,218,199	5/8/13	$(53,678)

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	8,595,300	BNP	$4,062,598	12/14/2012	$(137,401)
Chilean Peso	1,743,120,000	BCLY	3,646,228	3/14/2013	46,228
Hungarian Forint	462,421,260	BNP	2,138,120	12/14/2012	38,120
Indian Rupee	225,288,000	DUB	4,143,484	12/14/2012	(56,515)
Indonesian Rupiah	40,383,000,000	DUB	4,204,697	12/14/2012	4,696
Malaysian Ringgit	6,252,000	DUB	2,055,206	12/14/2012	19,718
New Taiwan Dollar	52,396,200	BCLY	1,801,822	12/14/2012	1,822
Russian Ruble	66,297,000	JPM	2,142,448	12/14/2012	42,448
Turkish Lira	6,831,360	SOG	3,817,520	12/14/2012	51,780

					10,896

Contracts to Sell:
Brazilian Real	8,595,300	BNP	4,062,598	12/14/2012	29,427
Egyptian Pound	314,000	BBH	51,383	12/3/2012	(50)
Hong Kong Dollar	32,561,340	BNP	4,201,441	12/14/2012	(1,441)
Hong Kong Dollar	16,282,249	SOG	2,100,924	12/14/2012	(924)
Mexican Peso	23,729,879	CSFB	1,819,913	3/14/2013	(19,913)
New Taiwan Dollar	184,443,000	BCLY	6,342,702	12/14/2012	(42,701)
South African Rand	35,053,948	CSFB	3,939,509	12/14/2012	260,490
Turkish Lira	1,012,695	BCLY	565,917	12/14/2012	(5,917)

					218,971

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$229,867

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	4,568,591	HSBC	$2,162,647	12/4/2012	$(68,111)
Brazilian Real	2,580,000	JPM	1,209,235	2/15/2013	(40,159)
Canadian Dollar	8,185,000	BNP	8,238,741	12/20/2012	(197,533)
Euro	481,000	BCLY	625,812	12/17/2012	378
Euro	216,000	JPM	281,976	10/11/2013	852
Mexican Peso	237,214	DUB	18,363	12/3/2012	522
Mexican Peso	34,026,180	HSBC	2,634,044	12/3/2012	121,217
Mexican Peso	283,533	UBS	21,949	12/3/2012	77
Mexican Peso	283,533	DUB	21,700	4/3/2013	81
Mexican Peso	34,263,395	JPM	2,622,362	4/3/2013	732
Norwegian Krone	7,469,000	HSBC	1,314,015	2/14/2013	21,219
Yuan Renminbi	7,449,727	DUB	1,189,469	2/1/2013	11,885
Yuan Renminbi	3,117,681	GSC	497,788	2/1/2013	788
Yuan Renminbi	9,881,487	JPM	1,577,739	2/1/2013	15,590
Yuan Renminbi	45,026,021	UBS	7,189,133	2/1/2013	46,114
Yuan Renminbi	1,000,000	DUB	157,662	8/5/2013	(1,980)
Yuan Renminbi	1,161,380	UBS	183,106	8/5/2013	(802)

					(89,130)

Contracts to Sell:
Australian Dollar	7,494,000	WBK	7,809,593	12/13/2012	(84,778)
Brazilian Real	4,568,591	UBS	2,162,646	12/4/2012	44,615
Brazilian Real	4,568,591	HSBC	2,144,154	2/4/2013	68,882
Canadian Dollar	721,000	BCLY	725,734	12/20/2012	11,821
Canadian Dollar	5,298,000	DUB	5,332,786	12/20/2012	92,328
Canadian Dollar	5,884,000	HSBC	5,922,633	12/20/2012	117,938
Euro	10,243,000	HSBC	13,326,793	12/17/2012	(413,648)
Euro	11,000	JPM	14,312	12/17/2012	(123)
Euro	5,149,729	CSFB	6,702,977	1/25/2013	10,777
Euro	2,050,000	JPM	2,668,315	1/25/2013	8,525
Euro	7,100,000	JPM	9,265,422	9/13/2013	(461,282)
Euro	216,000	JPM	281,976	10/11/2013	(19,984)
Japanese Yen	32,116,000	BCLY	389,132	12/10/2012	20,765
Japanese Yen	293,920,000	JPM	3,563,168	1/25/2013	21,004
Mexican Peso	283,533	DUB	21,949	12/3/2012	(65)
Mexican Peso	34,263,395	JPM	2,652,407	12/3/2012	483
Pound Sterling	1,689,000	BNP	2,706,609	12/12/2012	(20,919)
Pound Sterling	1,855,000	CSFB	2,972,385	1/25/2013	(4,311)
Yuan Renminbi	48,424,345	HSBC	7,731,730	2/1/2013	(118,168)
Yuan Renminbi	13,105,890	RBS	2,092,567	2/1/2013	(41,567)
Yuan Renminbi	5,678,932	UBS	906,733	2/1/2013	(17,733)

					(785,440)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(874,570)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	2,565,000	UBS	$2,673,019	12/13/2012	$4,163
Australian Dollar	2,893,000	WBK	3,014,832	12/13/2012	3,914
Brazilian Real	141,610	BCLY	67,034	12/4/2012	(2,645)
Brazilian Real	196,354	DUB	92,949	12/4/2012	(3,051)
Brazilian Real	716,948	HSBC	339,384	12/4/2012	(10,990)
Brazilian Real	144,585	UBS	68,443	12/4/2012	(1,557)
Brazilian Real	144,585	BCLY	67,857	2/4/2013	(1,508)
Brazilian Real	220,520	DUB	103,494	2/4/2013	(506)
Brazilian Real	73,641	HSBC	34,562	2/4/2013	(438)
Brazilian Real	20,880	JPM	9,800	2/4/2013	(162)
Brazilian Real	23,287	UBS	10,929	2/4/2013	(71)
Canadian Dollar	10,522,000	BCLY	10,591,086	12/20/2012	(172,503)
Canadian Dollar	136,000	DUB	136,893	12/20/2012	(51)
Chilean Peso	40,660,000	HSBC	84,737	1/9/2013	4,508
Colombian Peso	1,430,520,000	JPM	788,496	12/12/2012	8,496
Colombian Peso	334,800,000	UBS	184,540	12/12/2012	4,540
Colombian Peso	1,708,714,000	UBS	929,062	4/26/2013	2,679
Euro	152,000	BCLY	197,737	12/4/2012	1,538
Euro	95,769,000	BNP	124,585,826	12/4/2012	612,856
Euro	529,000	RBC	688,176	12/4/2012	8,662
Euro	42,000	BCLY	54,645	12/17/2012	425
Hungarian Forint	209,792,313	JPM	962,689	2/12/2013	21,452
Indian Rupee	5,918,170	BOA	109,018	12/6/2012	2,018
Indian Rupee	553,000	DUB	10,187	12/6/2012	187
Indian Rupee	12,359,000	HSBC	227,663	12/6/2012	8,726
Indian Rupee	4,604,010	UBS	84,810	12/6/2012	1,810
Indian Rupee	23,434,180	JPM	427,626	1/25/2013	6,753
Indonesian Rupiah	4,007,560,000	BCLY	414,833	1/30/2013	6,833
Indonesian Rupiah	1,830,225,000	DUB	189,452	1/30/2013	452
Indonesian Rupiah	7,858,875,000	JPM	813,493	1/30/2013	15,143
Indonesian Rupiah	184,395,000	UBS	19,087	1/30/2013	87
Japanese Yen	9,004,000	HSBC	109,097	12/10/2012	(1,137)
Japanese Yen	8,634,000	UBS	104,613	12/10/2012	(5,589)
Korean Won	231,550,000	JPM	213,835	12/6/2012	10,436
Korean Won	231,550,000	JPM	212,987	2/28/2013	353
Malaysian Ringgit	5,795,209	BCLY	1,899,159	1/25/2013	23,477
Malaysian Ringgit	129,163	DUB	42,328	1/25/2013	328
Mexican Peso	2,522,521	JPM	195,274	12/3/2012	(36)
Mexican Peso	6,378,521	DUB	493,776	12/3/2012	19,776
Mexican Peso	6,054,324	HSBC	468,678	12/3/2012	19,823
Mexican Peso	4,836,823	UBS	374,430	12/3/2012	1,430
Mexican Peso	1,149,489	BCLY	87,977	4/3/2013	927
Mexican Peso	273,692	JPM	20,947	4/3/2013	340
Mexican Peso	1,528,915	UBS	117,017	4/3/2013	1,638
Peruvian Sol	560,735	UBS	216,979	12/12/2012	6,979
Philippine Peso	23,906,700	UBS	587,210	3/25/2013	7,865
Polish Zloty	330,000	DUB	103,833	2/12/2013	1,754
Polish Zloty	3,047,672	JPM	958,937	2/12/2013	15,148
Pound Sterling	82,000	HSBC	131,404	12/12/2012	889
Pound Sterling	212,000	UBS	339,728	12/12/2012	331
Russian Ruble	3,238,410	BCLY	103,803	1/31/2013	5,803
Russian Ruble	6,706,398	DUB	214,965	1/31/2013	3,964
Russian Ruble	8,334,658	HSBC	267,156	1/31/2013	13,156
Russian Ruble	107,935,435	JPM	3,459,725	1/31/2013	202,751
Singapore Dollar	29,557	BCLY	24,212	1/25/2013	(57)
Singapore Dollar	371,265	UBS	304,130	1/25/2013	2,883
South African Rand	6,151,714	BCLY	686,390	1/30/2013	(12,684)
South African Rand	504,524	BOA	56,293	1/30/2013	415
South African Rand	879,031	JPM	98,080	1/30/2013	250
South African Rand	7,602,149	DUB	848,225	1/30/2013	(9,125)
South African Rand	1,445,656	HSBC	161,302	1/30/2013	(3,698)
South African Rand	416,225	UBS	46,441	1/30/2013	(810)
Thai Baht	21,340,780	BCLY	692,842	1/25/2013	970
Thai Baht	46,803,517	JPM	1,519,506	1/25/2013	651
Turkish Lira	6,471,953	JPM	3,595,565	1/30/2013	79,537
Yuan Renminbi	383,418	BCLY	61,219	2/1/2013	1,219
Yuan Renminbi	3,895,760	HSBC	622,021	2/1/2013	12,028
Yuan Renminbi	46,411,603	JPM	7,410,363	2/1/2013	148,309
Yuan Renminbi	11,502,158	UBS	1,836,506	2/1/2013	36,058
Yuan Renminbi	3,000,000	DUB	472,986	8/5/2013	(5,941)
Yuan Renminbi	10,260,000	UBS	1,617,613	8/5/2013	(7,090)
Yuan Renminbi	14,100,000	JPM	2,148,561	9/8/2015	(147,856)

					$947,225

Contracts to Sell:
Australian Dollar	14,124,000	WBK	$14,718,801	12/13/2012	$(159,782)
Australian Dollar	100,000	BOA	103,977	1/10/2013	(607)
Brazilian Real	144,585	BCLY	68,443	12/4/2012	1,486
Brazilian Real	290,313	DUB	137,426	12/4/2012	4,574
Brazilian Real	134,235	JPM	63,543	12/4/2012	1,500
Brazilian Real	630,365	UBS	298,398	12/4/2012	6,156
Brazilian Real	105,420	DUB	49,476	2/4/2013	524
Brazilian Real	716,948	HSBC	336,482	2/4/2013	11,092
Canadian Dollar	136,000	DUB	136,938	12/3/2012	53
Canadian Dollar	10,037,000	DUB	10,102,901	12/20/2012	174,916
Canadian Dollar	11,146,000	HSBC	11,219,183	12/20/2012	223,409
Colombian Peso	1,765,320,000	UBS	973,036	12/12/2012	(3,698)
Euro	96,450,000	BNP	125,471,739	12/4/2012	(919,295)
Euro	15,000	BNP	19,516	12/17/2012	(57)
Euro	1,163,000	JPM	1,513,136	12/17/2012	(7,233)
Euro	95,769,000	BNP	124,626,520	1/2/2013	(602,313)
Euro	1,635,000	WBK	2,127,665	1/2/2013	(11,617)
Indian Rupee	23,434,180	JPM	431,677	12/6/2012	(7,375)
Indonesian Rupiah	3,002,180,000	DUB	310,764	1/30/2013	(5,819)
Indonesian Rupiah	868,803,700	JPM	89,932	1/30/2013	(346)
Indonesian Rupiah	948,260,656	UBS	98,157	1/30/2013	(499)
Japanese Yen	2,903,239,000	BCLY	35,176,948	12/10/2012	1,877,084
Japanese Yen	1,180,000,000	UBS	14,298,786	12/17/2012	880,015
Japanese Yen	1,190,000,000	UBS	14,425,096	1/15/2013	807,197
Korean Won	231,550,000	JPM	213,835	12/6/2012	(366)
Malaysian Ringgit	954,108	BCLY	312,672	1/25/2013	(55)
Malaysian Ringgit	224,385	DUB	73,534	1/25/2013	(296)
Mexican Peso	1,149,489	BCLY	88,985	12/3/2012	(881)
Mexican Peso	273,692	JPM	21,187	12/3/2012	(317)
Mexican Peso	800,048	DUB	61,933	12/3/2012	66
Mexican Peso	14,472,250	HSBC	1,120,330	12/3/2012	(46,785)
Mexican Peso	3,096,710	UBS	239,724	12/3/2012	(7,864)
Mexican Peso	2,522,521	JPM	193,062	4/3/2013	(54)
Norwegian Krone	13,567,000	HSBC	2,386,832	2/14/2013	(38,544)
Peruvian Sol	224,834	UBS	87,001	12/12/2012	(2,001)
Peruvian Sol	222,700	UBS	85,785	4/26/2013	(785)
Pound Sterling	2,254,000	BCLY	3,612,017	12/12/2012	3,698
Pound Sterling	22,300,000	BNP	35,735,576	12/12/2012	(276,190)
Pound Sterling	2,140,000	JPM	3,429,333	12/12/2012	46,542
Pound Sterling	110,000	DUB	176,274	12/12/2012	135
Russian Ruble	3,166,500	DUB	101,498	1/31/2013	(1,498)
Russian Ruble	6,337,000	JPM	203,124	1/31/2013	(3,124)
South African Rand	38,708,885	DUB	4,319,021	1/30/2013	36,727
South African Rand	262,385	HSBC	29,276	1/30/2013	(276)
Thai Baht	2,776,500	BOA	90,141	1/25/2013	(141)
Turkish Lira	119,473	DUB	66,375	1/30/2013	(375)
Turkish Lira	181,683	HSBC	100,936	1/30/2013	(1,948)
Yuan Renminbi	440,462	DUB	70,327	2/1/2013	(1,327)
Yuan Renminbi	46,411,603	JPM	7,410,363	2/1/2013	(126,113)
Yuan Renminbi	12,137,608	UBS	1,937,966	2/1/2013	(17,284)
Yuan Renminbi	3,000,000	DUB	472,986	8/5/2013	(6,097)
Yuan Renminbi	10,260,000	UBS	1,617,613	8/5/2013	(20,726)
Yuan Renminbi	14,100,000	JPM	2,148,561	9/8/2015	(16,558)

					1,786,928

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$2,734,153

At November 30, 2012, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	DUB	AUD	4,700,000	$83,332	$6,898	$76,434
Pay	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	GSC	AUD	2,500,000	44,326	5,419	38,907
Pay	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	GSC	AUD	2,500,000	40,550	(4,313)	44,863
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD	1,500,000	170,749	(7,490)	178,239
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD	1,000,000	113,833	(4,460)	118,293
Pay	BRL-CDI-Compounded	0.000%	01/02/2014	BCLY	BRL	15,100,000	16,904	(794)	17,698
Pay	BRL-CDI-Compounded	0.000%	01/02/2014	JPM	BRL	2,900,000	17,140	14,560	2,580
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	BOA	BRL	3,500,000	23,621	21,391	2,230
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	GSC	BRL	6,200,000	131,922	—	131,922
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	HSBC	BRL	6,200,000	89,591	16,657	72,934
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	UBS	BRL	9,200,000	194,811	7,136	187,675
Pay	BRL-CDI-Compounded	0.000%	01/02/2017	BNP	BRL	200,000	(56)	—	(56)
Pay	BRL-CDI-Compounded	0.000%	01/02/2017	BOA	BRL	600,000	3,280	3,973	(693)
Pay	BRL-CDI-Compounded	10.530%	01/02/2014	HSBC	BRL	4,500,000	90,855	1,915	88,940
Pay	BRL-CDI-Compounded	11.935%	01/02/2014	HSBC	BRL	2,100,000	73,665	6,189	67,476
Pay	BRL-CDI-Compounded	11.960%	01/02/2014	GSC	BRL	12,600,000	488,443	(32,965)	521,408
Pay	BRL-CDI-Compounded	11.990%	01/02/2014	BCLY	BRL	1,100,000	43,039	358	42,681
Pay	BRL-CDI-Compounded	12.120%	01/02/2014	HSBC	BRL	8,300,000	343,553	19,221	324,332
Pay	BRL-CDI-Compounded	12.510%	01/02/2014	BCLY	BRL	3,200,000	120,224	3,263	116,961
Pay	BRL-CDI-Compounded	12.555%	01/02/2014	HSBC	BRL	3,000,000	113,994	4,785	109,209
Pay	Mexico Interbank TIIE, A-	7.500%	06/02/2021	UBS	MXN	43,300,000	420,062	135,497	284,565
Receive	3-Month USD-LIBOR, AA+	2.750%	02/17/2042	BCLY	USD	1,545,000	(71,558)	—	(71,558)
Receive	BRL-CDI-Compounded	0.000%	11/15/2027	BCLY	USD	595,000	(13,944)	—	(13,944)

							$2,538,336	$197,240	$2,341,096

At November 30, 2012, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR, AA-	2.000%	3/21/2017	BCLY	EUR	2,200,000	$183,705
Pay	6-Month EUR-LIBOR, A+	1.750%	3/20/2023	UBS	EUR	700,000	(13,547)
Pay	3-Month USD-LIBOR	1.750%	12/19/2022	BCLY	USD	4,900,000	(120,757)
Pay	3-Month USD-LIBOR, AAA	2.500%	12/19/2042	UBS	USD	2,300,000	37,492

							$86,893

At November 30, 2012, Core Fixed Income Investments held the following OTC credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2012 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp., BB,	(1.425%)	3/20/2014	DUB	0.650%	USD	600,000	$(7,846)	$—	$(7,846)
Embarq Corp., BB,	(1.300%)	3/20/2014	DUB	0.650%	USD	200,000	(2,237)	1,445	(3,682)
Embarq Corp., BB,	(1.270%)	3/20/2014	DUB	0.650%	USD	600,000	(6,438)	—	(6,438)
Embarq Corp., BB,	(1.250%)	3/20/2014	DUB	0.650%	USD	1,200,000	(12,513)	—	(12,513)
Foster’s Finance Corp., BBB+,	(2.140%)	12/20/2014	BCLY	0.180%	USD	2,400,000	(107,826)	—	(107,826)
Goodrich Corp., BBB+,	(0.510%)	9/20/2016	DUB	0.140%	USD	300,000	(4,524)	—	(4,524)
HSBC Finance Corp., A,	(0.165%)	12/20/2013	BNP	0.370%	USD	300,000	563	—	563
Race Point CLO, B+,	(4.030%)	4/15/2020	BOA	7.500%	USD	1,100,000	150,188	8,250	141,938
Race Point CLO, BB+,	(1.950%)	4/15/2020	BOA	0.140%	USD	800,000	163,628	2,800	160,828
Saratoga CLO I Ltd., BB+,	(1.880%)	12/15/2019	BOA	5.800%	USD	1,000,000	179,796	7,500	172,296

							$352,791	$19,995	$332,796

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2012 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial Inc., B+,	3.570%	9/20/2017	BOA	2.540%	USD	2,800,000	$146,472	$—	$146,472

							$146,472	$—	$146,472

At November 30, 2012, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:

Centrally Cleared — Credit Default Swaps on Credit Indices — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount (4)		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX HY14 5 Year Index, B-,	(5.000)%	6/20/2015	BCLY	USD	4,992,000	$(420,900)
Dow Jones CDX HY15 5 Year Index, B-,	(5.000)%	12/20/2015	BCLY	USD	3,840,000	(431,867)
Dow Jones CDX IG10 10 Year Index, BAA+,	(1.500)%	6/20/2018	CSFB	USD	1,161,600	(26,734)
Dow Jones CDX IG12 5 Year Index, BAA+,	(1.000)%	6/20/2014	BCLY	USD	3,600,960	(37,885)
Dow Jones CDX IG9 10 Year Index, BAA+,	(0.800)%	12/20/2017	BCLY	USD	4,743,200	(113,886)

						$(1,031,272)

At November 30, 2012, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.500%	03/15/2018	BOA	AUD	10,700,000	$62,904	$(42,646)	$105,550
Pay	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	DUB	AUD	6,100,000	108,154	(2,667)	110,821
Pay	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	GSC	AUD	2,700,000	43,794	(18,066)	61,860
Pay	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	JPM	AUD	5,600,000	90,832	9,075	81,757
Pay	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	BOA	AUD	3,100,000	117,233	11,847	105,386
Pay	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	DUB	AUD	6,200,000	234,465	64,795	169,670
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	HSBC	BRL	8,000,000	83,485	30,881	52,604
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY	870,000,000	458,987	126,714	332,273
Pay	6-Month JPY-LIBOR, AA-	1.500%	12/21/2021	RBS	JPY	410,000,000	409,519	110,980	298,539
Pay	IBMEXID	6.000%	09/02/2022	HSBC	MXN	21,800,000	28,356	(1,012)	29,368
Pay	3-Month SEK-STIBOR-SIDE, AAA	4.500%	03/18/2014	GSC	SEK	1,000,000	8,733	(1,040)	9,773

							$1,646,462	$288,861	$1,357,601

At November 30, 2012, International Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2012 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., CCC,	(1.830%)	12/20/2017	RBS	8.440%	USD	1,000,000	$236,706	$—	$236,706
First Energy, BBB-,	(0.940%)	6/20/2017	RBS	0.100%	USD	1,000,000	859	—	859
Limited Brands Inc., BB-,	(3.550%)	9/20/2017	GSC	1.970%	USD	500,000	(39,644)	—	(39,644)
Macy’s Retail Holdings Inc., BBB,	(5.000%)	9/20/2014	BNP	0.440%	USD	650,000	(60,546)	(67,377)	6,831
Marsh & McLennan Cos., Inc., BBB,	(0.670%)	9/20/2014	DUB	0.240%	USD	1,000,000	(9,289)	—	(9,289)
Pearson Dollar Finance PLC, BBB+,	(1.000%)	6/20/2014	BNP	0.260%	USD	1,000,000	(13,631)	(13,718)	87
Starwood Hotels & Resorts World, BBB,	(1.490%)	6/20/2018	BOA	1.320%	USD	1,000,000	(12,538)	—	(12,538)
Tate & Lyle International Finance PLC, BBB,	(0.510%)	12/20/2014	DUB	0.300%	USD	100,000	(533)	—	(533)
UST Inc.	(0.720%)	3/20/2018	GSC	0.380%	USD	500,000	(9,764)	—	(9,764)

							$91,620	$(81,095)	$172,715

At November 30, 2012, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month Australian Bank Bill	3.500%	03/15/2023	BCLY	AUD	700,000	$(1,147)
Receive	6-Month GBP-LIBOR	2.000%	03/20/2023	BCLY	GBP	3,500,000	72,996
Pay	6-Month GBP-LIBOR	3.000%	03/20/2043	BCLY	GBP	1,700,000	(118,057)
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	BCLY	USD	1,600,000	(15,248)
Pay	3-Month USD-LIBOR	2.000%	06/20/2019	BCLY	USD	1,600,000	(21,923)
Pay	3-Month USD-LIBOR	1.750%	12/19/2022	BCLY	USD	5,200,000	(86,400)

							$(169,779)

At November 30, 2012, International Fixed Investments held the following OTC credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at November 30, 2012 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bundesrepublik Deutschland, AAA,	0.250%	06/20/2016	HSBC	0.160%	USD	300,000	$1,134	$(4,964)	$6,098
Emirate of Abu Dhabi, AA,	1.000%	12/20/2014	BCLY	0.300%	USD	800,000	13,168	(20,483)	33,651
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2015	DUB	0.290%	USD	1,500,000	27,681	11,496	16,185
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2016	BCLY	0.410%	USD	200,000	4,329	2,676	1,653
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2016	RBS	1.640%	USD	6,600,000	142,864	15,542	127,322
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2016	GSC	0.820%	USD	4,300,000	93,078	(46,371)	139,449
Lloyds TSB Bank PLC, A,	1.000%	06/20/2013	DUB	0.160%	EUR	600,000	5,298	(9,100)	14,398
Republic of Korea, A+,	1.000%	09/20/2017	UBS	0.530%	USD	2,000,000	48,667	(4,822)	53,489
Spain Government Bond, BBB-	1.000%	09/20/2017	BNP	2.830%	USD	100,000	(7,776)	(10,592)	2,816
Spain Government Bond, BBB-	1.000%	12/20/2017	BNP	2.870%	USD	100,000	(8,315)	(8,026)	(289)
Spain Government Bond, BBB-	1.000%	12/20/2017	DUB	2.870%	USD	100,000	(8,316)	(10,741)	2,425
Spain Government Bond, BBB-	1.000%	12/20/2017	BOA	2.870%	USD	200,000	(16,631)	(20,420)	3,789
U.S. Treasury Notes, AA+,	0.250%	06/20/2016	BNP	0.320%	EUR	700,000	(1,878)	(7,057)	5,179

							$293,303	$(112,862)	$406,165

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviation:
BBH	Brown Brothers Harriman & Co.
BCLY	Barclays Bank PLC	AUD	Australian Dollar
BNP	BNP Paribas Bank	BRL	Brazilian real
BOA	Bank of America	EUR	Euro Dollar
BSN	Bank of Nova Scotia	GBP	British Pound
CSFB	Credit Suisse Securities (USA) LLC	JPY	Japanese Yen
DUB	Deutsche Bank AG	MXN	Mexican Peso

GSC	Goldman Sachs & Co.	SEK	Swedish Krona
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SOG	Société Générale
SSB	State Street Corp.
UBS	UBS Securities LLC

At November 30, 2012, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the net amount of $2,755,000 and $5,110,000, respectively, for the open swaps contracts. Core Fixed Income investments and International Fixed Income Investments also had collateral held by brokers in the net amount of $250,000 and $640,000, respectively, for the open repurchase agreements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer

Date: January 29, 2013

By:	/s/ Marc Gordon
Marc Gordon
Chief Financial Officer

Date: January 29, 2013